iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 93.6%
Communication Services: 9.6%
25,000	Activision Blizzard, Inc.	$2,139,750
24,630	Alphabet, Inc. - Class A*	2,554,870
14,665	Baidu, Inc. - ADR*	2,213,242
58,200	Comcast Corp. - Class A	2,206,362
15,170	CTS Eventim AG & Co. KGaA	947,469
22,000	Tencent Holdings Ltd.	1,081,230
15,350	Tencent Holdings Ltd. - ADR	750,461

		11,893,384

Consumer Discretionary: 6.7%
22,669	Amazon.com, Inc.*	2,341,481
9,358	Five Below, Inc.*	1,927,467
12,550	Floor & Decor Holdings, Inc. - Class A*	1,232,661
1,630	LVMH Moet Hennessy Louis Vuitton SE	1,496,323
48,120	Revolve Group, Inc.*	1,265,556

		8,263,488

Consumer Staples: 8.0%
42,522	Beiersdorf AG - ADR	1,105,147
5,215	Clorox Co. (The)	825,222
3,936	Diageo Plc - ADR	713,124
20,400	Heineken N.V.	2,185,860
110,651	Henkel AG & Co. KGaA - ADR	2,001,677
9,716	Kimberly-Clark Corp.	1,304,082
2,740	L’Oreal S.A.	1,225,028
10,536	Unilever Plc - ADR	547,134

		9,907,274

Financials: 17.0%
179,900	AIA Group Ltd.	1,894,118
5,620	Aon Plc - Class A	1,771,930
2	Berkshire Hathaway, Inc. - Class A*	931,200
4,275	Berkshire Hathaway, Inc. - Class B*	1,319,992
58,650	Brookfield Corp. - Class A	1,911,404
3,773	Charles Schwab Corp. (The)	197,630
2,568	Chubb Ltd.	498,654
18,385	Euronext N.V.(a)	1,410,701
41,120	Goosehead Insurance, Inc. - Class A*	2,146,464
1,525	Markel Corp.*	1,948,050
4,834	MasterCard, Inc. - Class A	1,756,724
13,027	Northern Trust Corp.	1,148,070
3,561	Reinsurance Group of America, Inc.	472,758
8,140	TMX Group Ltd.	821,371
6,140	Travelers Cos., Inc. (The)	1,052,457
7,748	Visa, Inc. - Class A	1,746,864

		21,028,387

Health Care: 24.2%
18,520	Abbott Laboratories	1,875,335
6,950	Align Technology, Inc.*	2,322,273
29,565	Centene Corp.*	1,868,804
29,885	CVS Health Corp.	2,220,754
43,197	Dechra Pharmaceuticals Plc	1,415,733
49,411	Dentsply Sirona, Inc.	1,940,864
15,680	Eurofins Scientific SE	1,050,747

Shares		Value
Health Care (continued)
10,030	ICON Plc*	$2,142,308
931	Johnson & Johnson	144,305
5,525	McKesson Corp.	1,967,176
15,718	Medtronic Plc	1,267,185
25,285	Novartis AG - ADR	2,326,220
34,950	Siemens Healthineers AG(a)	2,014,543
134,063	Smith & Nephew Plc - ADR	3,741,698
2,900	Tecan Group AG	1,267,996
8,781	Universal Health Services, Inc. - Class B	1,116,065
9,249	Zimmer Biomet Holdings, Inc.	1,194,971

		29,876,977

Industrials: 3.9%
11,689	3M Co.	1,228,631
11,290	Atlas Copco AB - Class A, ADR	142,480
78,474	Knorr-Bremse AG - ADR	1,300,314
33,612	Legrand S.A. - ADR	612,411
72,275	MillerKnoll, Inc.	1,478,024
2,286	Schneider Electric SE - ADR	76,192

		4,838,052

Information Technology: 18.0%
3,690	Accenture Plc - Class A	1,054,639
5,460	Adobe, Inc.*	2,104,120
6,828	Amphenol Corp. - Class A	557,984
43,970	Dynatrace, Inc.*	1,859,931
18,639	Endava Plc - ADR*	1,252,168
1,740	Fair Isaac Corp.*	1,222,681
6,920	Globant S.A.*	1,134,949
67,101	Keywords Studios Plc	2,288,786
9,410	Microsoft Corp.	2,712,903
55,024	Murata Manufacturing Co. Ltd. - ADR	837,465
24,160	Oracle Corp.	2,244,947
4,520	Paycom Software, Inc.*	1,374,125
16,090	SAP SE	2,030,151
4,350	Tyler Technologies, Inc.*	1,542,684

		22,217,533

Materials: 2.1%
5,663	Akzo Nobel N.V. - ADR	147,521
70,150	Valvoline, Inc.	2,451,041

		2,598,562

Real Estate: 2.3%
41,266	Altus Group Ltd.	1,750,698
51,443	Healthcare Realty Trust, Inc. - Class A, REIT	994,393
5,895	Healthpeak Properties, Inc. - REIT	129,513

		2,874,604

Utilities: 1.8%
488	American Water Works Co., Inc.	71,487
22,942	Severn Trent Plc - ADR	814,900

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities (continued)
50,663	United Utilities Group Plc - ADR	$1,324,837

		2,211,224

TOTAL COMMON STOCKS (Cost $105,135,191)		115,709,485

PREFERRED STOCK: 1.9%
Information Technology: 1.9%
57,915	Samsung Electronics Co. Ltd. - (Preference Shares)	2,397,833

TOTAL PREFERRED STOCK (Cost $2,436,388)		2,397,833

Principal Amount
SHORT-TERM INVESTMENTS: 4.2%
REPURCHASE AGREEMENTS: 4.2%
$5,245,929	Fixed Income Clearing Corp. 1.440%, 3/31/2023, due 04/03/2023 [collateral: par value $5,901,600, U.S. Treasury Note, 0.500%, due 02/28/2026 value $5,351,283] (proceeds $5,246,559)	5,245,929

TOTAL SHORT-TERM INVESTMENTS (Cost $5,245,929)		5,245,929

TOTAL INVESTMENTS (Cost: $112,817,508): 99.7%		123,353,247

Other Assets in Excess of Liabilities: 0.3%		325,290

NET ASSETS: 100.0%		$123,678,537

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$112,817,508

Gross unrealized appreciation	15,611,641
Gross unrealized depreciation	(5,075,902)

Net unrealized appreciation	$10,535,739

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 96.7%
Argentina: 1.4%
2,462	MercadoLibre, Inc.*	$3,245,064

Australia: 1.3%
504,000	Glencore Plc	2,906,465

Canada: 3.3%
240,477	CAE, Inc.*	5,432,620
42,690	Shopify, Inc. - Class A*	2,046,559

		7,479,179

China: 1.5%
44,374	Prosus N.V.*	3,478,638

Denmark: 3.8%
33,954	Carlsberg A/S - Class B	5,263,190
114,685	Vestas Wind Systems A/S	3,331,143

		8,594,333

Finland: 2.7%
132,455	Sampo Oyj - Class A	6,263,390

France: 10.1%
83,600	BNP Paribas S.A.	5,012,314
4,810	Kering S.A.	3,146,950
6,120	LVMH Moet Hennessy Louis Vuitton SE	5,622,429
15,980	Teleperformance	3,869,097
124,300	Worldline S.A.*(a)	5,295,576

		22,946,366

Germany: 24.5%
24,875	Adidas AG	4,402,693
17,005	Allianz SE	3,935,062
70,300	Bayer AG	4,488,775
69,749	Continental AG	5,225,869
54,292	CTS Eventim AG & Co. KGaA*	3,391,362
102,818	Daimler Truck Holding AG*	3,480,949
186,765	Fresenius SE & Co. KGaA	5,046,861
174,118	Hensoldt AG	6,286,564
62,260	Mercedes-Benz Group AG	4,794,363
68,275	SAP SE	8,609,794
107,940	Siemens Healthineers AG(a)	6,223,256

		55,885,548

Ireland: 9.1%
52,986	ICON Plc*	11,317,280
98,674	Ryanair Holdings Plc - ADR*	9,303,971

		20,621,251

Israel: 3.8%
1,344,819	Israel Discount Bank Ltd. - Class A	6,628,611
440,085	Tel Aviv Stock Exchange Ltd.	1,929,594

		8,558,205

Japan: 1.5%
234,200	Renesas Electronics Corp.*	3,399,762

Netherlands: 5.6%
7,050	ASML Holding N.V.	4,829,002
36,048	EXOR N.V.*	2,977,762

Shares		Value
Netherlands (continued)
195,760	Universal Music Group N.V.	$4,960,715

		12,767,479

Portugal: 2.6%
1,064,220	EDP - Energias de Portugal S.A.	5,813,184

South Korea: 1.8%
26,110	NAVER Corp.	4,110,096

Spain: 2.8%
94,210	Amadeus IT Group S.A.*	6,323,403

Sweden: 3.4%
58,346	Evolution AB(a)	7,853,433

Switzerland: 1.4%
48,000	Julius Baer Group Ltd.	3,293,550

United Kingdom: 11.2%
280,543	CNH Industrial N.V.	4,302,048
122,124	Coca-Cola European Partners Plc	7,223,212
8,361,050	Lloyds Banking Group Plc	4,945,160
569,350	Sage Group Plc (The)	5,469,265
67,605	Unilever Plc	3,511,413

		25,451,098

United States: 4.9%
22,616	Aon Plc - Class A	7,130,599
48,974	Medtronic Plc	3,948,284

		11,078,883

TOTAL COMMON STOCKS (Cost $199,857,013)		220,069,327

Principal Amount
SHORT-TERM INVESTMENTS: 2.5%
REPURCHASE AGREEMENTS: 2.5%
$5,664,067	Fixed Income Clearing Corp. 1.440%, 3/31/2023, due 04/03/2023 [collateral: par value $6,372,100, U.S. Treasury Note, 0.5%, due 02/28/2026 value $5,777,910] (proceeds $5,664,747)	5,664,067

TOTAL SHORT-TERM INVESTMENTS (Cost $5,664,067)		5,664,067

TOTAL INVESTMENTS (Cost: $205,521,080): 99.2%		225,733,394

Other Assets in Excess of Liabilities: 0.8%		1,900,690

NET ASSETS: 100.0%		$227,634,084

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$205,521,080

Gross unrealized appreciation	30,919,378
Gross unrealized depreciation	(10,707,064)

Net unrealized appreciation	$20,212,314

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 92.3%
Brazil: 5.0%
08,700	Embraer S.A. - ADR*	$1,779,419

China: 7.9%
125,000	Alibaba Group Holding Ltd.*	1,589,703
198,500	CK Hutchison Holdings Ltd.	1,232,566

		2,822,269

France: 4.9%
16,172	Sanofi	1,765,470

Germany: 21.4%
34,500	Bayer AG	2,202,884
123,728	E.ON SE	1,547,125
51,032	Fresenius SE & Co. KGaA	1,379,013
15,417	Siemens AG	2,501,629

		7,630,651

Italy: 4.3%
109,705	Eni SpA	1,540,481

Japan: 9.8%
16,500	East Japan Railway Co.	912,319
29,300	Mitsubishi Heavy Industries Ltd.	1,080,222
233,900	Mitsubishi UFJ Financial Group, Inc.	1,500,524

		3,493,065

Netherlands: 4.8%
20,841	EXOR N.V.*	1,721,581

South Korea: 10.2%
16,010	KT&G Corp.	1,033,014
2,757	LG H&H Co. Ltd.	1,276,427
26,472	Samsung Electronics Co. Ltd.	1,312,702

		3,622,143

Sweden: 3.3%
134,304	Svenska Handelsbanken AB - Class A	1,166,136

United Kingdom: 20.7%
1,108,353	BT Group Plc	1,999,416
286,443	easyJet Plc	1,844,172
3,651,205	Lloyds Banking Group Plc	2,159,513
420,293	Tesco Plc	1,381,695

		7,384,796

TOTAL COMMON STOCKS (Cost $28,637,818)		32,926,011

Shares		Value
PREFERRED STOCK: 4.9%
Germany: 4.9%
22,533	Henkel AG & Co. KgaA- (Preference Shares)	$1,765,152

TOTAL PREFERRED STOCK (Cost $1,581,412)		1,765,152

TOTAL INVESTMENTS (Cost: $30,219,230): 97.2%		34,691,163

Other Assets in Excess of Liabilities: 2.8%		999,065

NET ASSETS: 100.0%		$35,690,228

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$30,219,230

Gross unrealized appreciation	5,476,034
Gross unrealized depreciation	(1,004,101)

Net unrealized appreciation	$4,471,933

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP SBH Focused Small Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 97.1%
Consumer Discretionary: 11.3%
53,544	American Eagle Outfitters, Inc.	$719,631
24,302	Gildan Activewear, Inc.	806,584
82,885	Modine Manufacturing Co.*	1,910,499
17,813	Ollie’s Bargain Outlet Holdings, Inc.*	1,032,085
10,622	PVH Corp.	947,058

		5,415,857

Consumer Staples: 4.1%
115,484	Coty, Inc. - Class A*	1,392,737
32,649	Hain Celestial Group, Inc. (The)*	559,930

		1,952,667

Energy: 4.4%
22,469	Murphy Oil Corp.	830,904
20,045	PDC Energy, Inc.	1,286,488

		2,117,392

Financials: 14.2%
27,332	Glacier Bancorp, Inc.	1,148,217
23,403	Hancock Whitney Corp.	851,869
33,731	National Bank Holdings Corp. - Class A	1,128,639
29,023	Pacific Premier Bancorp, Inc.	697,133
46,048	Seacoast Banking Corp. of Florida	1,091,338
17,596	SouthState Corp.	1,253,891
23,982	United Community Banks, Inc.	674,374

		6,845,461

Health Care: 2.8%
8,185	ICU Medical, Inc.*	1,350,198

Industrials: 33.3%
34,921	Apogee Enterprises, Inc.	1,510,333
30,475	AZZ, Inc.	1,256,789
53,066	CIRCOR International, Inc.*	1,651,414
23,909	Enerpac Tool Group Corp.	609,680
14,931	EnerSys	1,297,205
25,296	KBR, Inc.	1,392,545
15,362	Mercury Systems, Inc.*	785,306
35,772	Quanex Building Products Corp.	770,171
9,147	Regal Rexnord Corp.	1,287,257
87,713	REV Group, Inc.	1,051,679
55,246	SP Plus Corp.*	1,894,385
19,433	SPX Technologies, Inc.*	1,371,581
29,784	Sterling Infrastructure, Inc.*	1,128,218

		16,006,563

Information Technology: 10.6%
24,939	Belden, Inc.	2,163,957
21,045	Lumentum Holdings, Inc.*	1,136,640
31,144	Progress Software Corp.	1,789,223

		5,089,820

Shares		Value
Materials: 8.8%
29,501	Compass Minerals International, Inc.	1,011,589
69,667	Element Solutions, Inc.	$1,345,270
10,136	Sensient Technologies Corp.	776,012
38,466	Summit Materials, Inc. - Class A*	1,095,896

		4,228,767

Real Estate: 7.6%
56,192	Equity Commonwealth - REIT	1,163,736
39,614	STAG Industrial, Inc. - REIT	1,339,745
17,691	Terreno Realty Corp. - REIT	1,142,839

		3,646,320

TOTAL COMMON STOCKS (Cost $40,780,663)		46,653,045

TOTAL INVESTMENTS (Cost: $40,780,663): 97.1%		46,653,045

Other Assets in Excess of Liabilities: 2.9%		1,374,509

NET ASSETS: 100.0%		$48,027,554

Percentages are stated as a percent of net assets.

LP	Limited Partnership
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$40,780,663

Gross unrealized appreciation	8,421,774
Gross unrealized depreciation	2,549,392

Net unrealized appreciation	$5,872,382

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 21.9%
Communication Services: 4.3%
122,240	Activision Blizzard, Inc.	$10,462,522
30,459	Alphabet, Inc. - Class A*	3,159,512
21,700	Alphabet, Inc. - Class C*	2,256,800
52,550	Altice USA, Inc. - Class A*	179,721
120,875	Bollore SE	747,719
4,691	Charter Communications, Inc. - Class A*	1,677,549
48,890	Cineplex, Inc.*	319,127
86,488	Comcast Corp. - Class A	3,278,760
114,390	Escrow Altegrity, Inc.*(a)	235,643
597,363	Hyve Group Plc*	831,876
24,160	iHeartMedia, Inc. - Class A*	94,224
7,971	Intelsat Emergence S.A.*	223,188
12,252	Meta Platforms, Inc. - Class A*	2,596,689
2,467	Netflix, Inc.*	852,299
23,563	Nexon Co. Ltd.	559,820
18,598	Nintendo Co. Ltd.	718,599
141,411	Radius Global Infrastructure, Inc. - Class A*	2,074,499
135,182	Shaw Communications, Inc. - Class B	4,041,220
365,376	TEGNA, Inc.(b)	6,178,508
24,701	Telenet Group Holding N.V.	562,316

		41,050,591

Consumer Discretionary: 1.5%
22,057	Alibaba Group Holding Ltd.*	282,107
17,673	Amazon.com, Inc.*	1,825,444
18,130	CarMax, Inc.*	1,165,396
7,233	Cie Financiere Richemont S.A. - Class A	1,155,854
6,580	Delivery Hero SE*(c)	224,404
18,280	Entain Plc	284,067
157	Home Depot, Inc. (The)	46,334
11,486	iRobot Corp.*	501,249
27,621	Just Eat Takeaway.com N.V.*(c)	526,394
5,555	Marriott International, Inc. - Class A	922,352
6,772	Naspers Ltd. - Class N	1,257,219
764	Starbucks Corp.	79,555
41,319	TravelCenters of America, Inc.*	3,574,094
76,724	Uni-Select, Inc.*	2,643,015

		14,487,484

Consumer Staples: 0.3%
1,158	Coca-Cola Co. (The)	71,831
63	Costco Wholesale Corp.	31,303
9,483	Heineken Holding N.V.	871,663
10,400	Herbalife Nutrition Ltd.*	167,440
48,190	JDE Peet’s N.V.	1,405,094
646	Procter & Gamble Co. (The)	96,054
426	Walmart, Inc.	62,813

		2,706,198

Energy: 0.5%
18,829	Battalion Oil Corp.*	123,706
17,596	California Resources Corp.	677,446
4,972	Canadian Natural Resources Ltd.	275,200

Shares		Value
Energy (continued)
4,943	Devon Energy Corp.	$250,165
5,440	Diamondback Energy, Inc.	735,325
2,317	EOG Resources, Inc.	265,598
3,360	Gulfport Energy Corp.*	268,800
62,760	Kinder Morgan, Inc.	1,098,928
939	Pioneer Natural Resources Co.	191,781
27,446	Ranger Oil Corp. - Class A	1,120,895
3,861	Vitesse Energy, Inc.	73,475
1,409	Williams Cos., Inc. (The)	42,073

		5,123,392

Financials: 2.7%
560	Alpha Partners Technology Merger Corp.*	6,009
50,680	American International Group, Inc.	2,552,245
6,867	Aon Plc - Class A	2,165,096
2,792	Apollo Strategic Growth Capital II*	28,618
53,527	Argo Group International Holdings Ltd.(b)	1,567,806
5,085	Atlantic Coastal Acquisition Corp. II - Class A*	52,833
52	BlackRock, Inc.	34,794
3,884	C5 Acquisition Corp. - Class A*	40,549
8,316	Churchill Capital Corp. VII - Class A*	84,324
42,590	Citigroup, Inc.	1,997,045
60,800	Fast Sponsor Capital*(a)	121,600
323,830	First Horizon Corp.	5,757,697
68,672	Focus Financial Partners, Inc. - Class A*(b)	3,562,017
88	Gores Technology Partners II, Inc. - Class A*	877
23,290	Groupe Bruxelles Lambert N.V.	1,987,599
7	GSR II Meteora Acquisition Corp. - Class A*	72
11,317	Hartford Financial Services Group, Inc. (The)	788,682
35,319	Home Capital Group, Inc.	1,078,303
30,000	Jefferies Financial Group, Inc.	952,200
2,795	LPL Financial Holdings, Inc.	565,708
7,468	Metals Acquisition Corp. - Class A*	76,323
320,179	Moneylion, Inc.*	181,798
552	Morgan Stanley	48,466
776	PowerUp Acquisition Corp.*	8,552
450	Signature Bank	82
47,240	Wells Fargo & Co.	1,765,831

		25,425,126

Health Care: 2.3%
521	Abbott Laboratories	52,756
674	AbbVie, Inc.	107,415
47,716	Albireo Pharma, Inc.*	103,353
13,335	Bayer AG	851,273
582	Bristol-Myers Squibb Co.	40,338
164,939	Cardiovascular Systems, Inc.*	3,275,689
54,961	CinCor Pharma, Inc.*	169,835
213,778	Concert Pharmaceuticals, Inc.*	79,632
116	Elevance Health, Inc.	53,338
12,047	Globus Medical, Inc. - Class A*(b)	682,342
55,706	Horizon Therapeutics Plc*	6,079,753

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
2,789	ICON Plc*	$595,703
543	Johnson & Johnson	84,165
312,323	Mediclinic International Plc	1,921,284
534	Merck & Co., Inc.	56,812
60,234	Oak Street Health, Inc.*(b)	2,329,851
93,725	Provention Bio, Inc.*	2,258,773
10,342	Seagen, Inc.*	2,093,945
45,864	Swedish Orphan Biovitrum AB*	1,070,543
81	Thermo Fisher Scientific, Inc.	46,686
111	UnitedHealth Group, Inc.	52,457

		22,005,943

Industrials: 3.2%
107,195	Aerojet Rocketdyne Holdings, Inc.*	6,021,143
176,329	Caverion Oyj	1,642,836
3,481	Crane Holdings Co.	395,093
133	Cummins, Inc.	31,771
149	Deere & Co.	61,519
348	Emerson Electric Co.	30,325
22,605	Evoqua Water Technologies Corp.*(b)	1,123,921
8,330	Ferguson Plc	1,114,137
1	Hornbeck Offshore Services, Inc.	40
22,470	Howmet Aerospace, Inc.	952,054
125,700	Kimball International, Inc. - Class B	1,558,680
38,146	Kloeckner & Co. SE	410,765
17,308	LG Corp.	1,100,820
171	Lockheed Martin Corp.	80,837
61,078	Maxar Technologies, Inc.(b)	3,118,643
538,442	McDermott International Ltd.*	183,070
590,897	McDermott International Ltd.*	200,905
124,401	Resolute Forest Products, Inc.*	178,005
12,310	Ritchie Bros Auctioneers, Inc.	692,930
29,273	Rush Enterprises, Inc. - Class A	1,598,306
11,200	Safran S.A.	1,662,522
8,290	Samsung C&T Corp.	689,002
17,500	Sound Holding FP Luxemburg*(a)	1,235,748
20,840	Uber Technologies, Inc.*	660,628
226	Union Pacific Corp.	45,485
396	United Parcel Service, Inc. - Class B	76,820
129,490	Univar Solutions, Inc.*	4,536,035
8,653	Westinghouse Air Brake Technologies Corp.	874,472

		30,276,512

Information Technology: 4.6%
162	Accenture Plc - Class A	46,301
18,531	Analog Devices, Inc.	3,654,684
1,563	Apple, Inc.	257,739
7,048	Black Knight, Inc.*	405,683
2,908	Broadcom, Inc.	1,865,598
678	Cisco Systems, Inc.	35,442
22,138	Contra Abiomed, Inc.*	38,742
243,297	Cvent Holding Corp.*(b)	2,033,963
28,557	EMIS Group Plc	529,768

Shares		Value
Information Technology (continued)
82,463	ForgeRock, Inc. - Class A*(b)	$1,698,738
3,318	GK Software SE*	685,361
155,047	Kape Technologies Plc*	545,541
78,290	Magnachip Semiconductor Corp.*	726,531
2,403	Magnet Forensics, Inc.*	78,498
845	Microchip Technology, Inc.	70,794
299	Microsoft Corp.	86,202
628,928	Momentive Global, Inc.*	5,861,609
12,000	National Instruments Corp.(b)	628,920
6,220	NXP Semiconductors N.V.	1,159,874
97,508	Ordina N.V.	631,795
1,325	Qualcomm, Inc.	169,044
299,218	Qualtrics International, Inc. - Class A*(b)	5,335,057
12,608	Rogers Corp.*	2,060,525
36,646	Silicon Motion Technology Corp. - ADR	2,401,046
402,367	Sumo Logic, Inc.*(b)	4,820,357
22,340	TE Connectivity Ltd.	2,929,891
46,312	VMware, Inc. - Class A*(b)	5,782,053

		44,539,756

Materials: 1.3%
131,071	Cemex SAB de C.V. - ADR*	724,823
379,507	Diversey Holdings Ltd.*(b)	3,070,212
298,220	Glencore Plc	1,713,554
10,748	HeidelbergCement AG	785,912
55,486	Holcim AG*	3,579,546
23,836	International Flavors & Fragrances, Inc.	2,191,958
899	Newmont Corp.	44,069
230	Packaging Corp. of America	31,931

		12,142,005

Real Estate: 0.2%
252	American Tower Corp. - REIT	51,494
1,303	Douglas Emmett, Inc. - REIT	16,066
24,523	Indus Realty Trust, Inc. - REIT(b)	1,625,630
47,155	Swire Pacific Ltd. - Class A	362,225
10,974	Vornado Realty Trust - REIT	168,670

		2,224,085

Special Purpose Acquisition Companies: 0.0%
3,818	Bright Bidco B.V.	66,815
6,266	Pershing Square Tontine Holdings Ltd.*	0
3,992	Tio Tech A - Class A*	40,718

		107,533

Utilities: 1.0%
449	Duke Energy Corp.	43,315
82,072	Electricite de France S.A.	1,059,988
26,720	FirstEnergy Corp.	1,070,403
795	NextEra Energy, Inc.	61,279
13,873	PG&E Corp.*	224,326

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities (continued)
140,776	PNM Resources, Inc.	$6,852,976

		9,312,287

TOTAL COMMON STOCKS (Cost $198,185,204)		209,400,912

RIGHTS/WARRANTS: 0.0%
1,776	African Gold Acquisition Corp. (Expiration date 03/13/28)*	18
1,333	Ares Acquisition Corp. (Expiration date 12/31/27)*	1,173
5,560	Atlantic Coastal Acquisition Corp. (Expiration date 12/31/27)*	234
2,542	Atlantic Coastal Acquisition Corp. II (Expiration date 06/02/23)*	180
3,595	BigBear.ai Holdings, Inc. (Expiration date 12/31/28)*	971
24	Biote Corp. (Expiration date 03/05/28)*	10
14,913	BurTech Acquisition Corp. (Expiration date 08/19/23)*	680
1,942	C5 Acquisition Corp. (Expiration date 05/19/28)*	78
1,663	Churchill Capital Corp. VII (Expiration date 02/29/28)*	204
41,180	Cie Financiere Richemont S.A. (Expiration date 11/22/23)*	51,870
2,337	DHC Acquisition Corp. (Expiration date 12/31/27)*	82
243	Digital Transformation Opportunities Corp. (Expiration date 03/31/28)*	17
4,634	Disruptive Acquisition Corp. I (Expiration date 03/06/26)*	417
2,253	ECARX Holdings, Inc. (Expiration date 12/21/27)*	338
6,951	Flame Acquisition Corp. (Expiration date 12/31/28)*	3,962
3,346	Forest Road Acquisition Corp. II (Expiration date 01/15/26)*	664
779	Fusion Acquisition Corp. II (Expiration date 12/31/27)*	9
870	Global Partner Acquisition Corp. II (Expiration date 12/31/27)*	154
4,634	Golden Arrow Merger Corp. (Expiration date 07/31/26)*	237
7	GSR II Meteora Acquisition Corp. (Expiration date 07/22/23)*	0
1,333	Heliogen, Inc. (Expiration date 12/30/26)*	53
389	Hornbeck Offshore SRVC, Inc. (Expiration date 04/09/30)*	97
11	Hornbeck Offshore SRVC, Inc. (Expiration date 04/09/30)*	440
834	Intelsat Jackson Holdings S. A. (Expiration date 12/05/25)*	6,672
834	Intelsat Jackson Holdings S. A. (Expiration date 12/05/25)*	7,089

Shares		Value
2,323	InterPrivate IV InfraTech Partners, Inc. (Expiration date 12/31/27)*	$253
4,176	Landcadia Holdings IV, Inc. (Expiration date 12/31/28)*	782
4,247	MariaDB Plc (Expiration date 12/16/27)*	1,030
2,489	Metals Acquisition Corp. (Expiration date 07/12/26)*	1,817
2,915	NioCorp Developments Ltd. (Expiration date 03/17/28)*	1,934
1,238	Northern Star Investment Corp. III (Expiration date 02/25/28)*	93
956	Northern Star Investment Corp. IV (Expiration date 12/31/27)*	46
2,615	Plum Acquisition Corp. I (Expiration date 12/31/28)*	497
145	Prenetics Global Ltd. (Expiration date 12/31/26)*	12
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	272
2,409	Slam Corp. (Expiration date 12/31/27)*	554
3,021	Stratim Cloud Acquisition Corp. (Expiration date 03/05/26)*	579
367	Swvl Holdings Corp. (Expiration date 03/31/27)*	8
5,576	TLG Acquisition One Corp. (Expiration date 01/25/28)*	421
4,445	Twelve Seas Investment Co. II (Expiration date 03/02/28)*	221
1,275	Virgin Orbit Holdings, Inc. (Expiration date 12/29/26)*	60

TOTAL RIGHTS/WARRANTS (Cost $199,092)		84,228

PREFERRED STOCKS: 0.1%
Energy: 0.0%
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	24,272
	Gulfport Energy Operating Corp.
18	10.000%, 05/01/2023*(a)(d)(e)	9,946

		34,218

Financials: 0.1%
	2020 Cash Mandatory Exchangeable Trust
554	5.250%, 06/01/2023*(c)	645,549

Industrials: 0.0%
	Clarivate Plc - Series A
5,548	5.250%, 06/01/2024	227,856
	Element Communication Aviation
170	0.000%(a)	11,603
	McDermott International, Inc. - (Preference Shares)
328	0.000%*(a)	196,916

		436,375

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Shares		Value
PREFERRED STOCKS (CONTINUED)
Information Technology: 0.0%
	Riverbed Holdings, Inc.
4,852	0.000%, *	$1,237

TOTAL PREFERRED STOCKS (Cost $2,981,893)		1,117,379

Principal Amount^
ASSET-BACKED SECURITIES: 10.0%
	510 Asset-Backed Trust
$303,083	Series 2021-NPL1-A1 2.240%, 06/25/2061(c)(f)	281,391
	Aaset Trust
328,818	Series 2021-1A-A 2.950%, 11/16/2041(c)	296,830
	Accelerated Assets LLC
95,624	Series 2018-1-B 4.510%, 12/02/2033(c)	91,788
	Affirm Asset Securitization Trust
850,000	Series 2023-A-D 9.090%, 01/18/2028(c)	844,124
	AGL CLO 3 Ltd.
470,000	Series 2020-3A-D 8.092%, 01/15/2033(c)(g) 3 mo. USD LIBOR + 3.300%	444,164
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 7.072%, 02/15/2040(c)(f)	207,847
	Aimco CLO 14 Ltd.
1,010,000	Series 2021-14A-D 7.708%, 04/20/2034(c)(g) 3 mo. USD LIBOR + 2.900%	952,745
	American Homes 4 Rent Trust
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	593,916
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,657,782
5,000,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)(h)	4,185,591
	Apidos CLO XX
265,000	Series 2015-20A-BRR 6.742%, 07/16/2031(c)(g) 3 mo. USD LIBOR + 1.950%	252,996
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 10.608%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 5.800%	869,549
	Applebee’s Funding LLC / IHOP Funding LLC
265,000	Series 2023-1A 7.824%, 03/05/2053(c)	268,095
	Arbor Realty Commercial Real Estate Notes CLO Ltd.
1,000,000	Series 2021-FL1-C 6.806%, 12/15/2035(c)(g) 1 mo. USD LIBOR + 2.000%	929,068
	ARES LX CLO Ltd.
500,000	Series 2021-60A-D 7.745%, 07/18/2034(c)(g) 3 mo. USD LIBOR + 2.950%	472,075

Principal Amount^		Value
	Atrium CLO XIII
$500,000	Series 13A-E 10.865%, 11/21/2030(c)(g) 3 mo. USD LIBOR + 6.050%	$448,729
	Atrium CLO XIV LLC
750,000	Series 14A-E 10.442%, 08/23/2030(c)(g) 3 mo. USD LIBOR + 5.650%	674,446
	Avid Automobile Receivables Trust
105,371	Series 2019-1-C 3.140%, 07/15/2026(c)	105,004
	Avis Budget Rental Car Funding AESOP LLC
355,000	Series 2020-2A-C 4.250%, 02/20/2027(c)	331,974
	Bain Capital Credit CLO Ltd.
500,000	Series 2021-2A-D 7.942%, 07/16/2034(c)(g) 3 mo. USD LIBOR + 3.150%	454,467
	Barings CLO Ltd.
500,000	Series 2018-4A-E 10.612%, 10/15/2030(c)(g) 3 mo. USD LIBOR + 5.820%	437,326
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(c)	487,296
	Blackbird Capital Aircraft Lease Securitization Ltd.
223,013	Series 2016-1A-A 4.213%, 12/16/2041(c)(f)	199,907
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 6.742%, 04/15/2029(c)(g) 3 mo. USD LIBOR + 1.950%	247,155
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 10.542%, 10/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	630,823
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 10.542%, 07/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	808,703
500,000	Series 2018-1A-E 10.542%, 07/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	403,062
1,000,000	Series 2021-4A-E 11.092%, 10/15/2034(c)(g) 3 mo. USD LIBOR + 6.300%	898,279
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 10.214%, 05/15/2031(c)(g) 3 mo. USD LIBOR + 5.350%	402,400
	Carlyle US CLO Ltd.
500,000	Series 2021-1A-D 10.792%, 04/15/2034(c)(g) 3 mo. USD LIBOR + 6.000%	443,106
	Carvana Auto Receivables Trust
3,000	Series 2021-N1-R 0.000%, 01/10/2028(c)(i)	571,835
150,000	Series 2021-N4-D 2.300%, 09/11/2028	139,220

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Castlelake Aircraft Securitization Trust
$3,935,238	Series 2018-1-C 6.625%, 06/15/2043(c)	$1,502,454
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(c)(i)	240,000
847,686	Series 2021-1A-A 3.474%, 01/15/2046(c)	781,602
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 10.808%, 04/20/2029(c)(g) 3 mo. USD LIBOR + 6.000%	833,663
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 10.592%, 04/15/2030(c)(g) 3 mo. USD LIBOR + 5.800%	414,181
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 6.742%, 10/18/2030(c)(g) 3 mo. USD LIBOR + 1.950%	193,083
500,000	Series 2017-4A-D 10.916%, 10/24/2030(c)(g) 3 mo. USD LIBOR + 6.100%	439,348
500,000	Series 2019-3A-DR 11.592%, 10/16/2034(c)(g) 3 mo. USD LIBOR + 6.800%	467,289
	Cologix Data Centers US Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(c)	1,277,484
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 10.192%, 04/17/2030(c)(g) 3 mo. USD LIBOR + 5.400%	808,905
	Corevest American Finance Trust
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	250,692
	Credit Acceptance Auto Loan Trust
275,000	Series 2020-3A-C 2.280%, 02/15/2030(c)	260,141
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	161,167
	Diamond Resorts Owner Trust
76,109	Series 2019-1A-B 3.530%, 02/20/2032(c)	73,017
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 10.614%, 08/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	839,705
	Dryden 45 Senior Loan Fund CLO
275,000	Series 2016-45A-ER 10.642%, 10/15/2030(c)(g) 3 mo. USD LIBOR + 5.850%	231,589
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 11.992%, 04/15/2031(c)(g) 3 mo. USD LIBOR + 7.200%	372,514
	DT Auto Owner Trust
270,000	Series 2020-3A-D 1.840%, 06/15/2026(c)	254,237
545,000	Series 2022-2A-D 5.460%, 03/15/2028(c)	532,779

Principal Amount^		Value
	Education Funding Trust
$273,561	Series 2020-A-A 2.790%, 07/25/2041(c)	$252,304
	Elevation CLO Ltd.
500,000	Series 2021-14A-C 7.108%, 10/20/2034(c)(g) 3 mo. USD LIBOR + 2.300%	465,982
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 10.192%, 07/15/2030(c)(g) 3 mo. USD LIBOR + 5.400%	435,350
	First Investors Auto Owner Trust
365,000	Series 2019-2A-E 3.880%, 01/15/2026(c)	357,439
	FirstKey Homes Trust
1,010,000	Series 2020-SFR2-F1 3.017%, 10/19/2037(c)	916,936
	Flagship Credit Auto Trust
755,000	Series 2022-1-D 3.640%, 03/15/2028(c)	699,736
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(h)	1,496,226
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(c)(h)	1,925,462
	Galaxy XIX CLO Ltd.
1,000,000	Series 2015-19A-D1R 11.346%, 07/24/2030(c)(g) 3 mo. USD LIBOR + 6.530%	834,196
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 11.192%, 10/15/2030(c)(g) 3 mo. USD LIBOR + 6.400%	427,914
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(c)	846,684
	Greystone Commercial Real Estate Notes CLO Ltd.
355,000	Series 2021-HC2-A 6.742%, 12/15/2039(c)(g) TSFR1M + 1.914%	348,262
	GSAA Home Equity Trust
543,487	Series 2006-10-AF5 6.948%, 06/25/2036(f)	145,894
	Hayfin US CLO XII Ltd.
300,000	Series 2020-12A-D 8.968%, 01/20/2034(c)(g) 3 mo. USD LIBOR + 4.160%	287,236
	Hertz Vehicle Financing III LLC
357,000	Series 2022-1A-D 4.850%, 06/25/2026(c)	326,298
366,000	Series 2022-3A-D 6.310%, 03/25/2025(c)	355,961
	Hertz Vehicle Financing LLC
270,000	Series 2022-4A-D 6.560%, 09/25/2026(c)	257,817
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 11.408%, 10/20/2029(c)(g) 3 mo. USD LIBOR + 6.600%	419,855
	Hilton Grand Vacations Trust
53,412	Series 2018-AA-C 4.000%, 02/25/2032(c)	51,212

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Horizon Aircraft Finance I Ltd.
$3,152,425	Series 2018-1-C 6.657%, 12/15/2038(c)	$1,306,668
	Kestrel Aircraft Funding Ltd.
469,971	Series 2018-1A-A 4.250%, 12/15/2038(c)	396,426
	LCM CLO 26 Ltd.
500,000	Series 26A-E 10.108%, 01/20/2031(c)(g) 3 mo. USD LIBOR + 5.300%	386,697
	LCM CLO XVII L.P.
1,000,000	Series 17A-ER 10.792%, 10/15/2031(c)(g) 3 mo. USD LIBOR + 6.000%	753,448
	LCM CLO XX L.P.
500,000	Series 20A-ER 10.258%, 10/20/2027(c)(g) 3 mo. USD LIBOR + 5.450%	464,913
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 10.392%, 07/16/2031(c)(g) 3 mo. USD LIBOR + 5.600%	391,160
	Lehman XS Trust
1,847,349	Series 2005-6-3A3A 6.260%, 11/25/2035(f)	876,735
	Madison Park Funding CLO XLV Ltd.
500,000	Series 2020-45A-ER 11.142%, 07/15/2034(c)(g) 3 mo. USD LIBOR + 6.350%	460,619
	Madison Park Funding CLO XXVI Ltd.
445,000	Series 2007-4A-DR 7.802%, 07/29/2030(c)(g) 3 mo. USD LIBOR + 3.000%	417,924
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 10.792%, 07/17/2034(c)(g) 3 mo. USD LIBOR + 6.000%	453,312
	MAPS Ltd.
378,997	Series 2018-1A-A 4.212%, 05/15/2043(c)	341,212
156,611	Series 2019-1A-A 4.458%, 03/15/2044(c)	141,733
	Marble Point CLO XII Ltd.
500,000	Series 2018-1A-D 7.792%, 07/16/2031(c)(g) 3 mo. USD LIBOR + 3.000%	410,555
	Marlette Funding Trust
1,065,000	Series 2022-1A-D 3.390%, 04/15/2032(c)	971,588
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A 8.010%, 04/20/2053(c)	875,728
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 10.958%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 6.150%	430,589
	Mosaic Solar Loans LLC
883,568	Series 2017-2A-B 4.770%, 06/22/2043(c)	816,871

Principal Amount^		Value
	MP CLO III Ltd.
$500,000	Series 2013-1A-CR 6.808%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 2.000%	$462,936
	MVW LLC
35,277	Series 2020-1A-C 4.210%, 10/20/2037(c)	32,850
	MVW Owner Trust
37,233	Series 2019-1A-C 3.330%, 11/20/2036(c)	34,799
265,710	Series 2021-1WA-D 3.170%, 01/22/2041(c)	239,504
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 10.308%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 5.500%	860,332
	Navient Private Education Refi Loan Trust
260,000	Series 2018-A-B 3.680%, 02/18/2042(c)	248,643
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	701,679
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	151,541
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	269,659
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 11.042%, 04/15/2034(c)(g) 3 mo. USD LIBOR + 6.250%	439,199
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 10.818%, 04/19/2030(c)(g) 3 mo. USD LIBOR + 6.020%	915,404
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(h)	471,075
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 10.558%, 07/20/2031(c)(g) 3 mo. USD LIBOR + 5.750%	453,641
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 8.265%, 10/13/2031(c)(g) 3 mo. USD LIBOR + 3.450%	575,134
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 12.882%, 07/15/2030(c)(g) 3 mo. USD LIBOR + 8.090%	751,230
	Octagon Investment Partners CLO 29 Ltd.
500,000	Series 2016-1A-DR 7.916%, 01/24/2033(c)(g) 3 mo. USD LIBOR + 3.100%	459,669
1,000,000	Series 2016-1A-ER 12.066%, 01/24/2033(c)(g) 3 mo. USD LIBOR + 7.250%	909,366

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Octagon Investment Partners CLO 39 Ltd.
$275,000	Series 2018-3A-E 10.558%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 5.750%	$239,268
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 11.808%, 01/20/2035(c)(g) 3 mo. USD LIBOR + 7.000%	447,257
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 10.542%, 07/17/2030(c)(g) 3 mo. USD LIBOR + 5.750%	829,565
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(h)	228,924
	Octagon Investment Partners CLO XXI Ltd.
500,000	Series 2014-1A-DRR 11.869%, 02/14/2031(c)(g) 3 mo. USD LIBOR + 7.000%	448,953
	OHA Credit Funding CLO 5 Ltd.
475,000	Series 2020-5A-C 6.795%, 04/18/2033(c)(g) 3 mo. USD LIBOR + 2.000%	459,161
	OHA Credit Partners CLO XVI
250,000	Series 2021-16A-A 5.945%, 10/18/2034(c)(g) 3 mo. USD LIBOR + 1.150%	245,115
	OneMain Financial Issuance Trust
290,000	Series 2020-1A-B 4.830%, 05/14/2032(c)	287,219
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	231,060
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.000%, 08/15/2029(c)(i)	553,025
	Pagaya AI Debt Trust
1,040,843	Series 2022-2 4.994%, 01/15/2030(c)(h)	1,012,854
	PFP CLO Ltd.
1,000,000	Series 2021-8-C 6.528%, 08/09/2037(c)(g) 1 mo. USD LIBOR + 1.800%	931,194
	Planet Fitness Master Issuer LLC
754,650	Series 2019-1A-A2 3.858%, 12/05/2049(c)	654,742
	Post CLO Ltd.
370,000	Series 2023-1A-A 6.829%, 04/20/2036(c)(g) TSFR3M + 1.950%	369,113
	Prestige Auto Receivables Trust
330,000	Series 2019-1A-E 3.900%, 05/15/2026(c)	325,247
	Progress Residential Trust
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	229,179
140,000	Series 2021-SFR1-F 2.757%, 04/17/2038(c)	120,138
3,496,779	Series 2021-SFR10-F 4.608%, 12/17/2040(c)	2,906,347
2,432,000	Series 2021-SFR2-D 2.197%, 04/19/2038(c)	2,131,755

Principal Amount^		Value
$170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	$147,743
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)	6,084,204
355,000	Series 2021-SFR3-F 3.436%, 05/17/2026(c)	315,245
735,000	Series 2021-SFR4-F 3.407%, 05/17/2038(c)	647,392
250,000	Series 2021-SFR5-F 3.158%, 07/17/2038(c)	212,750
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	109,043
835,000	Series 2021-SFR7-F 3.834%, 08/17/2040(c)	705,231
	Rockford Tower CLO Ltd.
700,000	Series 2017-2A-CR 6.692%, 10/15/2029(c)(g) 3 mo. USD LIBOR + 1.900%	670,721
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 10.592%, 04/15/2036(c)(g) 3 mo. USD LIBOR + 5.800%	447,381
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 10.642%, 04/15/2036(c)(g) 3 mo. USD LIBOR + 5.850%	440,500
	Santander Drive Auto Receivables Trust
300,000	Series 2020-2-D 2.220%, 09/15/2026	293,402
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	271,781
	Sierra Timeshare Receivables Funding LLC
151,799	Series 2020-2A-C 3.510%, 07/20/2037(c)	142,076
	Slam Ltd.
227,103	Series 2021-1A-B 3.422%, 06/15/2046(c)	196,074
	SLM Private Credit Student Loan Trust
127,000	Series 2003-A-A3 8.297%, 06/15/2032(g)	127,077
402,000	Series 2003-B-A3 4.509%, 03/15/2033(g)	403,345
50,000	Series 2003-B-A4 8.260%, 03/15/2033(g)	50,167
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.000%, 01/25/2041(c)(i)	1,874,800
	SoFi Professional Loan Program Trust
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	311,193
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 11.518%, 10/25/2034(c)(g) 3 mo. USD LIBOR + 6.700%	403,630
	SpringCastle America Funding LLC
413,816	Series 2020-AA-A 1.970%, 09/25/2037(c)	376,836

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Stewart Park CLO Ltd.
$500,000	Series 2015-1A-ER 10.072%, 01/15/2030(c)(g) 3 mo. USD LIBOR + 5.280%	$400,861
	Textainer Marine Containers VII Ltd.
82,178	Series 2020-1A-A 2.730%, 08/21/2045(c)	75,763
187,149	Series 2021-1A-B 2.520%, 02/20/2046(c)	157,863
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(c)(i)	124,686
500,000	Series 2017-3A-ER 11.842%, 04/15/2035(c)(g) 3 mo. USD LIBOR + 7.050%	431,192
500,000	Series 2018-2A-E 10.542%, 07/15/2030(c)(g) 3 mo. USD LIBOR + 5.750%	396,528
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 6.942%, 04/15/2033(c)(g) 3 mo. USD LIBOR + 2.150%	268,681
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 6.958%, 04/20/2033(c)(g) 3 mo. USD LIBOR + 2.150%	241,897
	Towd Point Mortgage Trust
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(h)	318,238
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 10.568%, 07/25/2031(c)(g) 3 mo. USD LIBOR + 5.750%	287,943
	Tricon American Homes Trust
290,000	Series 2020-SFR2-E1 2.730%, 11/17/2039(c)	243,141
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.000%, 10/20/2029(c)(i)	241,737
929,000	Series 2021-ST9-CERT 0.000%, 11/20/2029(c)(i)	253,826
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.000%, 06/20/2031(i)	153,233
	VCAT LLC
220,343	Series 2021-NPL5-A1 1.868%, 08/25/2051(c)(f)	203,596
	VOLT XCIII LLC
616,184	Series 2021-NPL2-A1 1.893%, 02/27/2051(c)(f)	568,792
	VOLT XCIV LLC
74,687	Series 2021-NPL3-A1 2.240%, 02/27/2051(c)(f)	70,184
675,000	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(f)	619,652
	Voya CLO Ltd.
500,000	Series 2018-2A-E 10.042%, 07/15/2031(c)(g) 3 mo. USD LIBOR + 5.250%	401,532

Principal Amount^		Value
$500,000	Series 2019-1A-ER 10.912%, 04/15/2031(c)(g) 3 mo. USD LIBOR + 6.120%	$397,500
	WAVE Trust
393,823	Series 2017-1A-A 3.844%, 11/15/2042(c)	314,614
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 10.308%, 07/20/2030(c)(g) 3 mo. USD LIBOR + 5.500%	836,530
	Wellfleet CLO Ltd.
1,000,000	Series 2017-3A-C 7.542%, 01/17/2031(c)(g) 3 mo. USD LIBOR + 2.750%	843,070
	Wendy’s Funding LLC
172,425	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	159,056
	Willis Engine Structured Trust
208,172	Series 2020-A-A 3.228%, 03/15/2045(c)	166,683
1,533,552	Series 2021-A-C 7.385%, 05/15/2046(c)	1,270,031
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 11.238%, 07/20/2034(c)(g) 3 mo. USD LIBOR + 6.430%	416,444

TOTAL ASSET-BACKED SECURITIES (Cost $127,211,094)		95,433,126

BANK LOANS: 1.5%
	Air Methods Corp.
286,919	8.659%, 04/22/2024(g) 3 mo. LIBOR + 3.500%	180,878
	AmWINS Group, Inc.
44,888	7.657%, 02/19/2028(g) 1 mo. SOFR + 2.750%	44,761
	Applied Systems, Inc.
450,000	11.648%, 09/17/2027(g) 3 mo. SOFR + 6.750%	450,844
	Astra Acquisition Corp.
266,783	10.090%, 10/25/2028(g) 1 mo. LIBOR + 5.250%	231,602
1,069,743	13.734%, 10/25/2029(g) 1 mo. LIBOR + 8.875%	796,958
	Asurion LLC
160,000	10.090%, 01/31/2028(g) 1 mo. LIBOR + 5.250%	133,880
	Atlas Purchaser, Inc.
378,364	10.385%, 05/08/2028(g) 6 mo. LIBOR + 5.250%	263,239
	Aveanna Healthcare LLC
284,530	11.953%, 12/10/2029(g) 1 mo. LIBOR + 7.000%	177,831
	Blackhawk Network Holdings, Inc.
125,000	11.813%, 06/15/2026(g) 3 mo. LIBOR + 7.000%	108,036
	Bright Bidco B.V.
127,991	12.676%, 10/31/2027(e)(g) 3 mo. SOFR + 1.000% Cash, 8.000% PIK	109,113
	BYJU’s Alpha, Inc.
320,941	12.928%, 11/24/2026(g) 3 mo. LIBOR + 6.000%	263,773

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Caesars Entertainment Corp.
$81,000	8.157%, 02/06/2030(g) 1 mo. SOFR + 3.250%	$80,730
	Carnival Corp.
379,127	7.840%, 06/30/2025(g) 1 mo. LIBOR + 3.000%	375,146
289,369	8.090%, 10/18/2028(g) 1 mo. LIBOR + 3.250%	283,400
	Cengage Learning, Inc.
398,925	9.880%, 07/14/2026(g) 6 mo. LIBOR + 4.750%	371,252
	Constant Contact, Inc.
875,000	12.306%, 02/12/2029(g) 3 mo. LIBOR + 7.500%	718,957
	Cornerstone OnDemand, Inc.
23,879	8.590%, 10/16/2028(g) 1 mo. LIBOR + 3.750%	22,118
	Cyxtera DC Holdings, Inc.
458,020	7.820%, 05/01/2024(g) 3 mo. LIBOR + 3.000%	374,624
	DCert Buyer, Inc.
485,000	11.696%, 02/19/2029(g) 3 mo. LIBOR + 7.000%	450,914
	DG Investment Intermediate Holdings 2, Inc.
420,000	11.590%, 03/30/2029(g) 1 mo. LIBOR + 6.750%	371,614
	Envision Healthcare Corp.
1,008,721	8.648%, 03/31/2027(g) 3 mo. SOFR + 3.750%	172,491
415,513	9.148%, 03/31/2027(g) 3 mo. SOFR + 4.250%	105,956
	Farfetch US Holdings, Inc.
210,473	10.889%, 10/20/2027(g) 3 mo. SOFR + 6.250%	194,161
	Finastra USA, Inc.
451,409	8.325%, 06/13/2024(g) 3 mo. LIBOR + 3.500%	423,719
405,000	12.075%, 06/13/2025(g) 3 mo. LIBOR + 7.250%	328,787
	Gulf Finance LLC
410,552	11.598%-11.672%, 08/25/2026(g) 1 mo. SOFR + 6.750%	399,545
	Intelsat Jackson Holdings S.A.
356,036	9.082%, 02/01/2029(g) 3 mo. SOFR + 4.250%	353,069
	Kenan Advantage Group, Inc.
220,000	12.090%, 09/01/2027(g) 1 mo. LIBOR + 7.250%	205,609
	Lealand Finance Company B.V.
273,000	0.000%, 06/28/2024(j)	204,750
51,237	7.840%, 06/28/2024(g) 1 mo. LIBOR + 3.000%	37,787
1,308,705	8.754%, 06/30/2024(g) 3 mo. LIBOR + 4.000%	899,735
1,378,427	5.840%, 06/30/2025(e)(g) 1 mo. LIBOR + 1.000% Cash, 3.000% PIK	929,860
	LSF9 Atlantis Holdings LLC
238,875	12.148%, 03/31/2029(g) 3 mo. SOFR + 7.250%	233,302

Principal Amount^		Value
	Minotaur Acquisition, Inc.
$450,673	9.657%, 03/27/2026(g) 1 mo. SOFR + 4.750%	$439,246
	Open Text Corp.
174,563	0.000%, 01/31/2030(j)	174,326
	Playtika Holding Corp.
471,807	7.590%, 03/13/2028(g) 1 mo. LIBOR + 2.750%	469,363
	Rand Parent LLC
200,000	9.127%, 03/17/2030(g) 3 mo. SOFR + 4.250%	188,844
	Riverbed Technology, Inc.
562,352	10.840%, 12/07/2026(e)(g) 3 mo. LIBOR + 6.000% Cash, 2.000% PIK	178,266
	Team Health Holdings, Inc.
492,239	7.590%, 02/06/2024(g) 1 mo. LIBOR + 2.750%	423,326
	Travelport Finance (Luxembourg) S.A.R.L.
10,441	6.340%, 02/28/2025(e)(g) 3 mo. LIBOR + 1.500% Cash, 7.250% PIK	10,733
	Uber Technologies, Inc.
184,538	7.870%, 02/28/2030(g) 3 mo. SOFR + 2.750%	184,379
	Ultimate Software Group, Inc. (The)
765,000	10.032%, 05/03/2027(g) 3 mo. LIBOR + 5.250%	737,077
	Viad Corp.
374,300	9.922%, 07/30/2028(g) 1 mo. SOFR + 5.000%	358,392
	Vision Solutions, Inc.
23,879	8.818%, 04/24/2028(g) 3 mo. LIBOR + 4.000%	21,312
	Waterbridge Midstream Operating LLC
472,560	10.568%, 06/22/2026(g) 3 mo. LIBOR + 5.750%	465,507
	Ziggo B.V.
490,000 (EUR)	6.102%, 01/31/2029(g) 6 mo. EURIBOR + 3.000%	503,456

TOTAL BANK LOANS (Cost $18,353,249)		14,452,668

CONVERTIBLE BONDS: 1.4%
Communications: 0.5%
	Cable One, Inc.
5,000	0.000%, 03/15/2026(i)	3,970
	Delivery Hero SE
1,400,000 (EUR)	1.000%, 01/23/2027	1,100,023
100,000 (EUR)	1.000%, 04/30/2026	81,799
	DISH Network Corp.
235,000	0.000%, 12/15/2025(i)	124,961
3,055,000	3.375%, 08/15/2026	1,588,600
	SNAP, Inc.
335,000	0.000%, 05/01/2027(i)	245,723
	Spotify USA, Inc.
280,000	0.000%, 03/15/2026(i)	235,760
	Uber Technologies, Inc.
480,000	0.000%, 12/15/2025(i)	424,695
	Wayfair, Inc.
1,362,000	0.625%, 10/01/2025	1,004,842
42,000	1.000%, 08/15/2026	27,924

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Communications (continued)
	Zillow Group, Inc.
$27,000	2.750%, 05/15/2025	$27,729
269,000	1.375%, 09/01/2026	319,168

		5,185,194

Consumer, Cyclical: 0.2%
	Cineplex, Inc.
1,041,000 (CAD)	5.750%, 09/30/2025(c)	785,858
	JetBlue Airways Corp.
195,000	0.500%, 04/01/2026	150,540
	NCL Corp. Ltd.
190,000	1.125%, 02/15/2027	136,070
	Peloton Interactive, Inc.
50,000	0.000%, 02/15/2026(i)	37,853
	Penn Entertainment, Inc.
110,000	2.750%, 05/15/2026	158,620
	Southwest Airlines Co.
610,000	1.250%, 05/01/2025	695,247

		1,964,188

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
1,145,000	1.250%, 05/15/2027	1,199,966
	Guardant Health, Inc.
215,000	0.000%, 11/15/2027(i)	145,196
	Ionis Pharmaceuticals, Inc.
145,000	0.000%, 04/01/2026(i)	132,313
	Livongo Health, Inc.
485,000	0.875%, 06/01/2025	431,000
	Teladoc Health, Inc.
865,000	1.250%, 06/01/2027	671,494
	UpHealth, Inc.
937,000	13.820%, 12/15/2025(c)(g) SOFR + 9.000%	749,600
533,000	6.250%, 06/15/2026(c)	156,902

		3,486,471

Technology: 0.3%
	Bentley Systems, Inc.
20,000	0.375%, 07/01/2027	16,980
	Bilibili, Inc.
315,000	0.500%, 12/01/2026	275,776
	Kaleyra, Inc.
1,191,000	6.125%, 06/01/2026(c)	942,084
	Nutanix, Inc.
270,000	0.250%, 10/01/2027	226,358
	Splunk, Inc.
360,000	1.125%, 06/15/2027	309,420
	Unity Software, Inc.
515,000	0.000%, 11/15/2026*(i)	401,442
	Wolfspeed, Inc.
60,000	0.250%, 02/15/2028	50,280
115,000	1.875%, 12/01/2029(c)	102,408

		2,324,748

TOTAL CONVERTIBLE BONDS (Cost $16,467,968)		12,960,601

Principal Amount^		Value
CORPORATE BONDS: 19.6%
Basic Materials: 1.3%
	Aris Mining Corp.
$200,000	6.875%, 08/09/2026	$163,717
	Ashland LLC
2,203,000	3.375%, 09/01/2031(c)	1,804,191
	ASP Unifrax Holdings, Inc.
260,000	7.500%, 09/30/2029(c)	176,918
	Braskem Idesa SAPI
450,000	6.990%, 02/20/2032(c)	339,876
	Braskem Netherlands Finance B.V.
560,000	4.500%, 01/31/2030(c)	476,128
400,000	8.500%, 01/23/2081(h) 5 year CMT + 8.220%	398,700
	CAP S.A.
300,000	3.900%, 04/27/2031	231,646
	Commercial Metals Co.
90,000	4.375%, 03/15/2032	77,558
	Eldorado Gold Corp.
1,272,000	6.250%, 09/01/2029(c)	1,183,870
	First Quantum Minerals Ltd.
305,000	7.500%, 04/01/2025(c)	305,055
1,035,000	6.875%, 03/01/2026(c)	1,004,920
	FMG Resources August 2006 Pty Ltd.
350,000	4.500%, 09/15/2027(c)	336,438
1,120,000	6.125%, 04/15/2032(c)	1,079,562
	IAMGOLD Corp.
630,000	5.750%, 10/15/2028(c)	487,440
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
130,000	9.000%, 07/01/2028(c)	115,364
	Mineral Resources Ltd.
1,403,000	8.500%, 05/01/2030(c)	1,441,302
	OCP S.A.
650,000	5.125%, 06/23/2051	475,203
	Southern Copper Corp.
1,000,000	7.500%, 07/27/2035	1,165,850
	UPL Corp. Ltd.
460,000	5.250%, 02/27/2025(d)(h) 5 year CMT + 3.865%	344,349
	Valvoline, Inc.
600,000	3.625%, 06/15/2031(c)	511,260
	Vedanta Resources Finance II Plc
250,000	9.250%, 04/23/2026(c)	150,159
200,000	9.250%, 04/23/2026	120,127
	Vedanta Resources Ltd.
200,000	6.125%, 08/09/2024	118,742
	Yamana Gold, Inc.
260,000	2.630%, 08/15/2031	209,166

		12,717,541

Communications: 2.4%
	Alibaba Group Holding Ltd.
200,000	3.250%, 02/09/2061	125,452
	CCO Holdings LLC / CCO Holdings Capital Corp.
125,000	5.500%, 05/01/2026(c)	121,721
3,475,000	5.125%, 05/01/2027(c)	3,288,184
	Cengage Learning, Inc.
315,000	9.500%, 06/15/2024(c)	304,857

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
$145,000	2.800%, 04/01/2031	$116,681
55,000	2.300%, 02/01/2032	41,914
70,000	4.400%, 04/01/2033	62,129
1,130,000	4.400%, 12/01/2061	770,566
	Cogent Communications Group, Inc.
570,000	7.000%, 06/15/2027(c)	565,782
	CommScope Technologies LLC
640,000	5.000%, 03/15/2027(c)	468,736
	CommScope, Inc.
335,000	7.125%, 07/01/2028(c)	247,488
	CSC Holdings LLC
4,975,000	4.625%, 12/01/2030(c)	2,457,899
1,400,000	3.375%, 02/15/2031(c)	969,780
200,000	4.500%, 11/15/2031(c)	144,394
	CT Trust
200,000	5.125%, 02/03/2032	167,500
	DIRECTV Financing LLC / DIRECTIVE Financing Co-Obligor, Inc.
155,000	5.875%, 08/15/2027(c)	139,718
	DISH DBS Corp.
1,755,000	5.250%, 12/01/2026(c)	1,394,128
125,000	5.750%, 12/01/2028(c)	93,516
565,000	5.125%, 06/01/2029	302,173
	Embarq Corp.
260,000	7.995%, 06/01/2036	109,573
	Endurance International Group Holdings, Inc.
155,000	6.000%, 02/15/2029(c)	104,887
	Expedia Group, Inc.
115,000	2.950%, 03/15/2031	96,013
	FactSet Research Systems, Inc.
532,000	3.450%, 03/01/2032	463,910
	Hughes Satellite Systems Corp.
760,000	6.625%, 08/01/2026	718,652
	iHeartCommunications, Inc.
165,000	8.375%, 05/01/2027	120,450
350,000	5.250%, 08/15/2027(c)	286,461
495,000	4.750%, 01/15/2028(c)	391,505
	Intelsat Jackson Holdings S.A.
825,000	0.000%, 10/15/2024(c)	0
	McGraw-Hill Education, Inc.
335,000	5.750%, 08/01/2028(c)	291,844
	Motorola Solutions, Inc.
850,000	2.750%, 05/24/2031	698,856
1,467,000	5.600%, 06/01/2032	1,475,355
	Netflix, Inc.
75,000	4.875%, 04/15/2028	75,398
290,000	5.875%, 11/15/2028	305,570
235,000	6.375%, 05/15/2029	252,559
70,000	5.375%, 11/15/2029(c)	71,269
445,000	4.875%, 06/15/2030(c)	443,787
	Oi S.A.
550,000	10.000%, 07/27/2025(e)(k) PIK Rate 12.000%	45,375
	SoftBank Group Corp.
600,000	4.625%, 07/06/2028	505,500
205,000	5.250%, 07/06/2031	172,996
	Telesat Canada / Telesat LLC
310,000	5.625%, 12/06/2026(c)	160,502

Principal Amount^		Value
Communications (continued)
	Tencent Holdings Ltd.
$200,000	3.240%, 06/03/2050	$131,103
	Uber Technologies, Inc.
75,000	8.000%, 11/01/2026(c)	76,965
245,000	7.500%, 09/15/2027(c)	252,884
15,000	6.250%, 01/15/2028(c)	14,978
2,950,000	4.500%, 08/15/2029(c)	2,693,719
	VeriSign, Inc.
852,000	2.700%, 06/15/2031	720,919
	Viasat, Inc.
458,000	6.500%, 07/15/2028(c)	338,920
	VTR Finance N.V.
500,000	6.375%, 07/15/2028	202,500

		23,005,068

Consumer, Cyclical: 3.6%
	Allison Transmission, Inc.
2,614,000	3.750%, 01/30/2031(c)	2,233,049
	Asbury Automotive Group, Inc.
195,000	4.625%, 11/15/2029(c)	174,790
	AutoNation, Inc.
700,000	3.850%, 03/01/2032	596,439
	Brunswick Corp.
880,000	4.400%, 09/15/2032	766,224
	Carnival Corp.
170,000	7.625%, 03/01/2026(c)	155,383
540,000	5.750%, 03/01/2027(c)	444,736
75,000	6.000%, 05/01/2029(c)	59,795
	CDI Escrow Issuer, Inc.
863,000	5.750%, 04/01/2030(c)	834,301
	Churchill Downs, Inc.
1,778,000	4.750%, 01/15/2028(c)	1,666,697
	Dealer Tire LLC / DT Issuer LLC
140,000	8.000%, 02/01/2028(c)	125,822
	Dick’s Sporting Goods, Inc.
710,000	3.150%, 01/15/2032	583,750
	FirstCash, Inc.
850,000	5.625%, 01/01/2030(c)	785,289
	Forestar Group, Inc.
750,000	3.850%, 05/15/2026(c)	675,668
	Gajah Tunggal Tbk PT
200,000	8.950%, 06/23/2026	160,000
	General Motors Co.
645,000	5.400%, 04/01/2048	558,601
510,000	5.950%, 04/01/2049	477,526
	General Motors Financial Co., Inc.
360,000	6.000%, 01/09/2028	368,349
310,000	Series A 5.750%, 09/30/2027(d)(h) 3 mo. USD LIBOR + 3.598%	251,575
255,000	Series B 6.500%, 09/30/2028(d)(h) 3 mo. USD LIBOR + 3.436%	215,402
100,000	Series C 5.700%, 09/30/2030(d)(h) 5 year CMT + 4.997%	84,513
	Genm Capital Labuan Ltd.
440,000	3.882%, 04/19/2031(c)	342,151
	Hilton Domestic Operating Co., Inc.
1,913,000	3.625%, 02/15/2032(c)	1,615,815

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
$160,000	4.875%, 07/01/2031(c)	$136,786
	Installed Building Products, Inc.
410,000	5.750%, 02/01/2028(c)	378,070
	Las Vegas Sands Corp.
1,090,000	3.900%, 08/08/2029	979,865
	LGI Homes, Inc.
540,000	4.000%, 07/15/2029(c)	439,285
	Life Time, Inc.
2,200,000	8.000%, 04/15/2026(c)	2,100,582
	Lithia Motors, Inc.
150,000	3.875%, 06/01/2029(c)	129,752
	M/I Homes, Inc.
1,000,000	3.950%, 02/15/2030	854,330
	Marriott Ownership Resorts, Inc.
140,000	4.500%, 06/15/2029(c)	119,549
	Meritage Homes Corp.
250,000	3.875%, 04/15/2029(c)	222,246
	NCL Corp. Ltd.
430,000	5.875%, 03/15/2026(c)	365,960
225,000	5.875%, 02/15/2027(c)	211,697
	NCL Finance Ltd.
115,000	6.125%, 03/15/2028(c)	93,308
	NVR, Inc.
462,000	3.000%, 05/15/2030	406,398
	Park River Holdings, Inc.
120,000	5.625%, 02/01/2029(c)	81,954
	Patrick Industries, Inc.
750,000	4.750%, 05/01/2029(c)	651,589
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
240,000	5.625%, 09/01/2029(c)	177,450
190,000	5.875%, 09/01/2031(c)	135,800
	PulteGroup, Inc.
600,000	6.375%, 05/15/2033	626,734
455,000	6.000%, 02/15/2035	461,134
	Royal Caribbean Cruises Ltd.
145,000	4.250%, 07/01/2026(c)	130,776
675,000	5.500%, 04/01/2028(c)	593,921
	Scientific Games International, Inc.
580,000	7.000%, 05/15/2028(c)	574,766
	Superior Plus L.P. / Superior General Partner, Inc.
1,542,000	4.500%, 03/15/2029(c)	1,378,706
	SWF Escrow Issuer Corp.
450,000	6.500%, 10/01/2029(c)	277,403
	Tapestry, Inc.
350,000	3.050%, 03/15/2032	284,565
	Tempur Sealy International, Inc.
1,460,000	3.875%, 10/15/2031(c)	1,220,604
	TKC Holdings, Inc.
320,000	10.500%, 05/15/2029(c)	200,119
	Toll Brothers Finance Corp.
530,000	3.800%, 11/01/2029	476,411
	Travel & Leisure Co.
265,000	6.625%, 07/31/2026(c)	266,301
35,000	6.000%, 04/01/2027	34,755
335,000	4.500%, 12/01/2029(c)	290,542

Principal Amount^		Value
Consumer, Cyclical (continued)
$125,000	4.625%, 03/01/2030(c)	$107,535
	Tri Pointe Homes, Inc.
700,000	5.700%, 06/15/2028	674,509
	United Airlines Pass Through Trust
1,255,152	Series 2019-2-B 3.500%, 11/01/2029	1,135,483
115,760	Series 2020-1-B 4.875%, 07/15/2027	111,985
	Vista Outdoor, Inc.
186,000	4.500%, 03/15/2029(c)	150,357
	Wabash National Corp.
1,034,000	4.500%, 10/15/2028(c)	897,737
	Warnermedia Holdings, Inc.
195,000	4.054%, 03/15/2029(c)	181,295
540,000	4.279%, 03/15/2032(c)	481,210
	Wheel Pros, Inc.
230,000	6.500%, 05/15/2029(c)	104,650
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
700,000	5.125%, 10/01/2029(c)	636,646
	Yum! Brands, Inc.
1,249,000	4.750%, 01/15/2030(c)	1,194,600
1,382,000	4.625%, 01/31/2032	1,286,504

		34,439,744

Consumer, Non-cyclical: 2.1%
	Adani International Container Terminal Pvt Ltd.
183,000	3.000%, 02/16/2031	139,618
	Adani Ports & Special Economic Zone Ltd.
400,000	5.000%, 08/02/2041	254,418
	Air Methods Corp.
460,000	8.000%, 05/15/2025(c)	30,013
	Altria Group, Inc.
750,000	2.450%, 02/04/2032	590,580
	BAT Capital Corp.
263,000	2.726%, 03/25/2031	213,233
441,000	4.742%, 03/16/2032	409,755
	Bausch Health Cos., Inc.
230,000	7.000%, 01/15/2028(c)	93,278
260,000	5.000%, 01/30/2028(c)	99,133
810,000	4.875%, 06/01/2028(c)	478,629
	Block Financial LLC
70,000	2.500%, 07/15/2028	60,061
	Centene Corp.
25,000	2.450%, 07/15/2028	21,643
	Coruripe Netherlands B.V.
400,000	10.000%, 02/10/2027	282,000
	Encompass Health Corp.
1,100,000	4.625%, 04/01/2031	961,950
	Endo Luxembourg Finance Co. I S.A.R.L / Endo US, Inc.
265,000	6.125%, 04/01/2029(c)(k)	197,525
	Gartner, Inc.
1,250,000	3.625%, 06/15/2029(c)	1,116,487
1,525,000	3.750%, 10/01/2030(c)	1,370,243
	Global Payments, Inc.
100,000	2.900%, 11/15/2031	81,911
55,000	5.400%, 08/15/2032	53,932

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Herbalife Nutrition Ltd. / HLF Financing, Inc.
$137,000	7.875%, 09/01/2025(c)	$129,343
	Hologic, Inc.
74,000	3.250%, 02/15/2029(c)	65,902
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
240,000	3.000%, 02/02/2029(c)	205,062
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
135,000	7.000%, 12/31/2027(c)	117,909
	Lamb Weston Holdings, Inc.
2,721,000	4.375%, 01/31/2032(c)	2,469,011
	Molina Healthcare, Inc.
125,000	4.375%, 06/15/2028(c)	116,400
	Natura Cosmeticos S.A.
330,000	4.125%, 05/03/2028(c)	269,094
	PECF USS Intermediate Holding III Corp.
220,000	8.000%, 11/15/2029(c)	146,365
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	133,005
	Post Holdings, Inc.
1,957,000	4.500%, 09/15/2031(c)	1,731,749
	Pyxus Holdings, Inc.
245,100	8.500%, 12/31/2027(c)	156,864
	Quanta Services, Inc.
100,000	2.900%, 10/01/2030	86,174
	Radiology Partners, Inc.
590,000	9.250%, 02/01/2028(c)	326,798
	Service Corp. International
2,534,000	4.000%, 05/15/2031	2,232,201
	Teva Pharmaceutical Finance Netherlands II B.V.
1,455,000 (EUR)	6.000%, 01/31/2025	1,604,436
181,000 (EUR)	7.875%, 09/15/2031	203,482
	Teva Pharmaceutical Finance Netherlands II BV
215,000 (EUR)	7.375%, 09/15/2029	237,356
	Teva Pharmaceutical Finance Netherlands III B.V.
395,000	7.125%, 01/31/2025	403,615
730,000	3.150%, 10/01/2026	661,365
2,505,000	4.100%, 10/01/2046	1,669,602
	Triton Water Holdings, Inc.
270,000	6.250%, 04/01/2029(c)	214,653
	Verisk Analytics, Inc.
120,000	5.750%, 04/01/2033	126,078

		19,760,873

Energy: 1.7%
	AI Candelaria Spain S.A.
250,000	5.750%, 06/15/2033(c)	177,500
250,000	5.750%, 06/15/2033	177,500
	Aker BP ASA
435,000	3.750%, 01/15/2030(c)	392,953
	Continental Resources, Inc.
1,290,000	5.750%, 01/15/2031(c)	1,239,741
270,000	2.875%, 04/01/2032(c)	209,473
	Cosan Overseas Ltd.
400,000	8.250%, 05/05/2023(d)	398,418

Principal Amount^		Value
Energy (continued)
	Delek Logistics Partners L.P. / Delek Logistics Finance Corp.
$1,029,000	7.125%, 06/01/2028(c)	$943,120
	Ecopetrol S.A.
500,000	5.875%, 05/28/2045	344,875
250,000	5.875%, 11/02/2051	169,250
	Energean Israel Finance Ltd.
325,000	5.375%, 03/30/2028(c)	291,687
	EnLink Midstream LLC
30,000	6.500%, 09/01/2030(c)	30,185
	EQT Corp.
120,000	5.000%, 01/15/2029	113,876
590,000	7.000%, 02/01/2030	618,111
250,000	3.625%, 05/15/2031(c)	216,341
	Global Partners L.P. / GLP Finance Corp.
642,000	6.875%, 01/15/2029	597,477
	Gulfport Energy Corp.
9,327	8.000%, 05/17/2026	9,245
	Gulfport Energy Operating Corp.
145,000	0.000%, 05/01/2023(k)	273
287,000	0.000%, 10/15/2024(k)	540
137,000	0.000%, 05/15/2025(k)	258
144,000	0.000%, 01/15/2026(k)	271
	Hess Midstream Operations L.P.
970,000	4.250%, 02/15/2030(c)	867,466
400,000	5.500%, 10/15/2030(c)	372,822
	Hunt Oil Co. of Peru LLC Sucursal Del Peru
437,000	6.375%, 06/01/2028	416,228
	NGD Holdings B.V.
100,000	6.750%, 12/31/2026	61,000
	NGL Energy Operating LLC / NGL Energy Finance Corp.
180,000	7.500%, 02/01/2026(c)	173,870
	NuStar Logistics L.P.
650,000	6.375%, 10/01/2030	624,396
	Occidental Petroleum Corp.
300,000	5.550%, 03/15/2026	302,541
40,000	8.875%, 07/15/2030	46,137
25,000	6.125%, 01/01/2031	25,973
45,000	7.875%, 09/15/2031	50,589
	Oceaneering International, Inc.
670,000	6.000%, 02/01/2028	630,344
	Ovintiv, Inc.
75,000	8.125%, 09/15/2030	83,150
20,000	7.200%, 11/01/2031	21,301
15,000	7.375%, 11/01/2031	16,189
70,000	6.500%, 08/15/2034	70,809
145,000	6.625%, 08/15/2037	146,462
30,000	6.500%, 02/01/2038	29,925
	Parkland Corp.
77,000	4.625%, 05/01/2030(c)	68,567
	Pertamina Persero PT
300,000	4.150%, 02/25/2060	222,702
	Petroleos del Peru S.A.
600,000	5.625%, 06/19/2047	382,950
	Petroleos Mexicanos
400,000	6.375%, 01/23/2045	252,913
200,000	6.750%, 09/21/2047	130,166
	SCC Power Plc
93,245	8.000%, 12/31/2028(c)(e) Cash 4.000% + PIK Rate 4.000%	33,475

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
$50,507	4.000%, 05/17/2032(c)(e) PIK Rate 4.000%	$3,682
	SierraCol Energy Andina LLC
200,000	6.000%, 06/15/2028(c)	154,317
200,000	6.000%, 06/15/2028	154,317
	Southwestern Energy Co.
80,000	4.750%, 02/01/2032	70,756
	Sunoco L.P. / Sunoco Finance Corp.
1,238,000	4.500%, 05/15/2029	1,137,926
832,000	4.500%, 04/30/2030	753,380
	Targa Resources Corp.
105,000	6.125%, 03/15/2033	108,806
	Transocean, Inc.
500,000	11.500%, 01/30/2027(c)	516,877
1,410,000	8.000%, 02/01/2027(c)	1,269,063
170,000	7.500%, 04/15/2031	129,375
	UEP Penonome II S.A.
369,311	6.500%, 10/01/2038(c)	277,910
	Var Energi ASA
205,000	7.500%, 01/15/2028(c)	212,636
	Western Midstream Operating L.P.
305,000	3.350%, 02/01/2025	291,656
30,000	6.150%, 04/01/2033	30,374
	YPF S.A.
50,000	8.500%, 06/27/2029	38,449
600,000	7.000%, 12/15/2047	377,469

		16,488,062

Financial: 4.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
150,000	3.000%, 10/29/2028	131,075
	Agile Group Holdings Ltd.
200,000	5.500%, 04/21/2025	101,281
400,000	6.050%, 10/13/2025	186,721
	Aircastle Ltd.
175,000	Series A 5.250%, 06/15/2026(c)(d)(h) 5 year CMT + 4.410%	131,250
	Ally Financial, Inc.
725,000	Series C 4.700%, 05/15/2028(d)(h) 7 year CMT + 3.481%	482,125
	Alpha Holding S.A. de CV
600,000	0.000%, 02/10/2025	0
600,000	0.000%, 02/10/2025	0
566,079	9.000%, 02/10/2025(c)(k)	7,784
	Antares Holdings L.P.
255,000	3.950%, 07/15/2026(c)	221,321
450,000	2.750%, 01/15/2027(c)	366,758
680,000	3.750%, 07/15/2027(c)	575,181
	Ares Capital Corp.
2,029,000	2.875%, 06/15/2028	1,668,030
660,000	3.200%, 11/15/2031	502,226
	Aviation Capital Group LLC
145,000	1.950%, 01/30/2026(c)	128,978
	Banco Davivienda S.A.
200,000	6.650%, 04/22/2031(c)(d)(h) 10 year CMT + 5.097%	138,400

Principal Amount^		Value
Financial (continued)
$300,000	6.650%, 04/22/2031(d)(h) 10 year CMT + 5.097%	$207,600
	Banco do Brasil S.A.
500,000	6.250%, 04/15/2024(d)(h) 10 year CMT + 4.398%	454,625
	Banco GNB Sudameris S.A.
350,000	7.500%, 04/16/2031(c)(h) 5 year CMT + 6.660%	262,076
200,000	7.500%, 04/16/2031(h) 5 year CMT + 6.660%	149,758
	Banco Mercantil del Norte S.A.
350,000	6.625%, 01/24/2032(c)(d)(h) 10 year CMT + 5.034%	282,625
	Banco Santander S.A.
400,000	5.147%, 08/18/2025	392,764
	Barclays Plc
660,000	4.375%, 03/15/2028(d)(h) 5 year CMT + 3.410%	452,834
740,000	3.564%, 09/23/2035(h) 5 year CMT + 2.900%	583,175
	Barings BDC, Inc.
405,000	3.300%, 11/23/2026	358,633
	Blackstone Secured Lending Fund
445,000	2.125%, 02/15/2027	371,626
	BNP Paribas S.A.
480,000	6.625%, 03/25/2024(c)(d)(h) USD 5 year swap rate + 4.149%	453,154
	Central China Real Estate Ltd.
230,000	7.650%, 08/27/2023	59,536
205,000	7.750%, 05/24/2024	46,584
400,000	7.250%, 08/13/2024	87,701
205,000	7.500%, 07/14/2025	44,562
	CFLD Cayman Investment Ltd.
43,250	0.000%, 01/31/2031(c)(i)	4,791
426,400	2.500%, 01/31/2031(c)	42,030
351,200	2.500%, 01/31/2031(c)	66,040
	China Aoyuan Group Ltd.
200,000	6.200%, 03/24/2026	17,191
	China Evergrande Group
200,000	9.500%, 04/11/2022(k)	16,183
200,000	8.750%, 06/28/2025	15,750
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026	42,869
	Credit Suisse Group AG
750,000	2.193%, 06/05/2026(c)(h) SOFR + 2.044%	665,319
250,000	6.373%, 07/15/2026(c)(h) SOFR + 3.340%	242,224
250,000	6.442%, 08/11/2028(c)(h) SOFR + 3.700%	248,575
250,000	9.016%, 11/15/2033(c)(h) SOFR + 5.020%	296,850
	Credivalores-Crediservicios SAS
300,000	8.875%, 02/07/2025(c)	72,221
	Deutsche Bank AG
885,000	3.729%, 01/14/2032(h) SOFR + 2.757%	660,004
200,000	3.742%, 01/07/2033(h) SOFR + 2.257%	144,751
	Easy Tactic Ltd.
427,596	7.500%, 07/11/2027(e) PIK Rate 7.500%	102,208

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Enstar Group Ltd.
$1,662,000	3.100%, 09/01/2031	$1,284,399
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023	22,388
	FS KKR Capital Corp.
455,000	3.125%, 10/12/2028	372,496
	Global Atlantic Fin Co.
570,000	4.400%, 10/15/2029(c)	505,033
	GLP Capital L.P. / GLP Financing II, Inc.
2,835,000	3.250%, 01/15/2032	2,302,757
	Goldman Sachs Group, Inc. (The)
1,530,000	1.757%, 01/24/2025(h) SOFR + 0.730%	1,483,407
	Howard Hughes Corp. (The)
137,000	4.375%, 02/01/2031(c)	110,460
	HSBC Holdings Plc
1,540,000	1.162%, 11/22/2024(h) SOFR + 0.580%	1,494,602
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
165,000	6.375%, 12/15/2025	162,175
425,000	6.250%, 05/15/2026	418,625
1,131,000	5.250%, 05/15/2027	1,062,597
1,795,000	4.375%, 02/01/2029	1,546,159
	Iron Mountain Information Management Services, Inc.
1,302,000	5.000%, 07/15/2032(c)	1,119,458
	Iron Mountain, Inc.
1,408,000	4.500%, 02/15/2031(c)	1,211,302
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(k)	125,803
200,000	10.500%, 01/15/2025	25,059
1,000,000	11.250%, 04/16/2025	125,319
200,000	9.950%, 07/23/2025	25,035
600,000	11.700%, 11/11/2025(k)	75,092
400,000	11.650%, 06/01/2026	50,128
	Kawasan Industri Jababeka Tbk PT
280,000	7.000%, 12/15/2027(c)(f)	197,400
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026	54,075
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025	45,469
	Main Street Capital Corp.
534,000	3.000%, 07/14/2026	465,763
	Mexarrend SAPI de C.V.
300,000	10.250%, 07/24/2024(c)	64,226
	National Health Investors, Inc.
310,000	3.000%, 02/01/2031	234,175
	Nationstar Mortgage Holdings, Inc.
821,000	5.750%, 11/15/2031(c)	636,960
	Navient Corp.
350,000	5.500%, 03/15/2029	296,200
	Oaktree Specialty Lending Corp.
150,000	2.700%, 01/15/2027	128,900
	Omega Healthcare Investors, Inc.
700,000	3.250%, 04/15/2033	512,857
	OneMain Finance Corp.
345,000	3.500%, 01/15/2027	289,738
	Operadora de Servicios Mega S.A. de C.V. Sofom ER
400,000	8.250%, 02/11/2025(c)	193,056
	Owl Rock Capital Corp.
500,000	2.875%, 06/11/2028	405,213

Principal Amount^		Value
Financial (continued)
	Owl Rock Technology Finance Corp.
$105,000	2.500%, 01/15/2027	$87,014
	PennyMac Financial Services, Inc.
240,000	5.750%, 09/15/2031(c)	190,156
	PRA Group, Inc.
790,000	8.375%, 02/01/2028(c)	792,548
800,000	5.000%, 10/01/2029(c)	670,207
	Prospect Capital Corp.
572,000	3.437%, 10/15/2028	438,921
	Rithm Capital Corp.
1,410,000	6.250%, 10/15/2025(c)	1,259,708
	RKPF Overseas Ltd.
300,000	7.750%, 11/18/2024(d)(h) 5 year CMT + 6.003%	186,280
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
1,835,000	2.875%, 10/15/2026(c)	1,650,445
560,000	3.625%, 03/01/2029(c)	481,600
25,000	3.875%, 03/01/2031(c)	20,753
1,215,000	4.000%, 10/15/2033(c)	965,895
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023(k)	13,131
350,000	6.750%, 08/05/2024	23,865
	SBA Communications Corp.
70,000	3.875%, 02/15/2027	65,816
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(k)	51,819
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027	29,852
400,000	3.450%, 01/11/2031	56,288
	Societe Generale S.A.
895,000	3.653%, 07/08/2035(c)(h) 5 year CMT + 3.000%	701,676
	Standard Chartered Plc
830,000	3.265%, 02/18/2036(c)(h) 5 year CMT + 2.300%	650,137
	Starwood Property Trust, Inc.
992,000	3.625%, 07/15/2026(c)	825,235
1,350,000	4.375%, 01/15/2027(c)	1,112,461
	Sunac China Holdings Ltd.
200,000	6.500%, 01/10/2025	47,986
200,000	7.000%, 07/09/2025	48,055
1,010,000	6.500%, 01/26/2026	242,928
	Tanger Properties L.P.
621,000	2.750%, 09/01/2031	447,541
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026	61,128
200,000	5.750%, 01/14/2027	31,208
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(d)(k) 5 year CMT + 6.308%	8,532
	VICI Properties L.P.
1,816,000	5.125%, 05/15/2032	1,712,561
	VICI Properties L.P. / VICI Note Co., Inc.
325,000	4.625%, 06/15/2025(c)	314,632
370,000	4.500%, 09/01/2026(c)	348,470
450,000	4.250%, 12/01/2026(c)	420,280
	Vornado Realty L.P.
70,000	3.500%, 01/15/2025	63,298
63,000	2.150%, 06/01/2026	50,494
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(k)	52,182
200,000	8.300%, 05/27/2025(k)	19,620

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$710,000	7.850%, 08/12/2026(k)	$69,809
1,940,000	6.350%, 01/13/2027(k)	190,004
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026	32,108

		42,966,358

Industrial: 1.5%
	AptarGroup, Inc.
210,000	3.600%, 03/15/2032	185,391
	Artera Services LLC
150,000	9.033%, 12/04/2025(c)	129,204
	Boeing Co. (The)
135,000	3.375%, 06/15/2046	95,949
	Bombardier, Inc.
1,268,000	6.000%, 02/15/2028(c)	1,236,300
1,224,000	7.500%, 02/01/2029(c)	1,247,868
	Builders FirstSource, Inc.
150,000	6.375%, 06/15/2032(c)	149,774
	Cemex SAB de C. V.
200,000	9.125%, 06/08/2026(c)(d) 5 year CMT + 4.907%	201,310
	Cemex SAB de C.V.
355,000	5.125%, 06/08/2026(c)(d)(h) 5 year CMT + 4.534%	318,151
620,000	5.200%, 09/17/2030(c)	572,446
310,000	3.875%, 07/11/2031(c)	256,189
	GMR Hyderabad International Airport Ltd.
580,000	4.750%, 02/02/2026(c)	540,850
	Howmet Aerospace, Inc.
211,000	3.000%, 01/15/2029	187,263
	HTA Group Ltd.
475,000	7.000%, 12/18/2025(c)	451,891
	IDEX Corp.
72,000	2.625%, 06/15/2031	60,744
	IHS Holding Ltd.
365,000	5.625%, 11/29/2026(c)	308,352
330,000	6.250%, 11/29/2028(c)	266,369
	Keysight Technologies, Inc.
300,000	3.000%, 10/30/2029	267,075
	Mexico City Airport Trust
600,000	5.500%, 07/31/2047	462,600
	MV24 Capital B.V.
342,600	6.748%, 06/01/2034	315,946
	OI European Group B.V.
780,000	4.750%, 02/15/2030(c)	709,689
	Pentair Finance Sarl
350,000	5.900%, 07/15/2032	362,418
	Rand Parent LLC
255,000	8.500%, 02/15/2030(c)	240,062
	Simpar Europe S.A.
500,000	5.200%, 01/26/2031	365,855
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	341,497
	TransDigm, Inc.
140,000	8.000%, 12/15/2025(c)	142,885
245,000	6.750%, 08/15/2028(c)	248,062
1,010,000	4.625%, 01/15/2029	897,425
1,795,000	4.875%, 05/01/2029	1,590,741
	TriMas Corp.
370,000	4.125%, 04/15/2029(c)	326,044

Principal Amount^		Value
Industrial (continued)
	Trimble, Inc.
$350,000	6.100%, 03/15/2033	$353,484
	Triumph Group, Inc.
150,000	7.750%, 08/15/2025	137,828
	Vontier Corp.
910,000	2.950%, 04/01/2031	724,992
	Waste Connections, Inc.
425,000	2.200%, 01/15/2032	348,703

		14,043,357

Technology: 1.9%
	Amdocs Ltd.
334,000	2.538%, 06/15/2030	281,459
	Broadcom, Inc.
415,000	4.150%, 11/15/2030	384,814
1,620,000	3.469%, 04/15/2034(c)	1,331,031
955,000	3.137%, 11/15/2035(c)	734,425
	Castle US Holding Corp.
765,000	9.500%, 02/15/2028(c)	314,499
	CDW LLC / CDW Finance Corp.
220,000	4.250%, 04/01/2028	204,902
	CDW LLC / CDW Finance Corp.
220,000	3.276%, 12/01/2028	194,211
2,220,000	3.250%, 02/15/2029	1,955,176
770,000	3.569%, 12/01/2031	662,993
	Fair Isaac Corp.
2,504,000	4.000%, 06/15/2028(c)	2,309,492
	KBR, Inc.
635,000	4.750%, 09/30/2028(c)	568,199
	Kyndryl Holdings, Inc.
1,270,000	3.150%, 10/15/2031	971,639
	Leidos, Inc.
300,000	5.750%, 03/15/2033	306,574
	Micron Technology, Inc.
630,000	6.750%, 11/01/2029	669,634
60,000	5.875%, 02/09/2033	60,483
	MSCI, Inc.
680,000	3.625%, 09/01/2030(c)	591,743
	Open Text Corp.
135,000	6.900%, 12/01/2027(c)	139,388
1,250,000	3.875%, 12/01/2029(c)	1,054,535
	Pitney Bowes, Inc.
499,000	7.250%, 03/15/2029(c)	373,334
	Qorvo, Inc.
700,000	4.375%, 10/15/2029	645,645
	Science Applications International Corp.
1,032,000	4.875%, 04/01/2028(c)	964,372
	SK Hynix, Inc.
200,000	6.500%, 01/17/2033(c)	198,587
	Skyworks Solutions, Inc.
300,000	3.000%, 06/01/2031	249,539
	Virtusa Corp.
435,000	7.125%, 12/15/2028(c)	342,376
	VMware, Inc.
1,200,000	2.200%, 08/15/2031	948,129
	Western Digital Corp.
420,000	4.750%, 02/15/2026	405,432
190,000	2.850%, 02/01/2029	154,575
320,000	3.100%, 02/01/2032	241,458

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	Xerox Holdings Corp.
$580,000	5.500%, 08/15/2028(c)	$502,587

		17,761,231

Utilities: 0.6%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
800,000	5.875%, 08/20/2026	766,300
1,765,000	5.750%, 05/20/2027	1,663,406
	Edison International
315,000	Series A 5.375%, 03/15/2026(d)(h) 5 year CMT + 4.698%	279,368
	Emera US Finance L.P.
1,904,000	2.639%, 06/15/2031	1,531,199
	Empresas Publicas de Medellin ESP
400,000	4.375%, 02/15/2031	289,117
	EnfraGen Energia Sur S.A. / EnfraGen Spain S.A. / Prime Energia S.p.A.
400,000	5.375%, 12/30/2030	240,301
	FEL Energy VI Sarl
369,580	5.750%, 12/01/2040	305,229
	Guacolda Energia S.A.
300,000	4.560%, 04/30/2025	121,653
	Instituto Costarricense
200,000	6.375%, 05/15/2043	163,000
	Mong Duong Finance Holdings B.V.
250,000	5.125%, 05/07/2029	212,434
	Pacific Gas and Electric Co.
210,000	4.300%, 03/15/2045	158,090

		5,730,097

TOTAL CORPORATE BONDS (Cost $213,418,704)		186,912,331

GOVERNMENT SECURITIES & AGENCY ISSUE: 4.1%
	Brazilian Government International Bond
700,000	4.750%, 01/14/2050	519,567
	Colombia Government International Bond
500,000	5.000%, 06/15/2045	350,436
300,000	5.200%, 05/15/2049	210,091
	Dominican Republic International Bonds
250,000	5.875%, 01/30/2060	191,882
	Financiera de Desarrollo Territorial S.A.
3,329,000,000 (COP)	7.875%, 08/12/2024(c)	659,379
	Mexico Government International Bond
300,000	4.400%, 02/12/2052	234,869
	Provincia de Buenos Aires Government Bonds
15,545,000 (ARS)	73.663%, 04/12/2025(c) BADLARPP + 3.750%	34,171
	Republic of South Africa Government International Bond
500,000	5.650%, 09/27/2047	370,675
	Ukraine Government International Bond
400,000	7.253%, 03/15/2035	69,994

Principal Amount^		Value
	United States Treasury Bond
$16,400,000	3.000%, 08/15/2052	$14,347,438
850,000	4.000%, 11/15/2052	898,609
	United States Treasury Note
645,000	1.375%, 08/31/2023	636,182
2,770,000	4.500%, 11/30/2024	2,780,333
940,000	4.250%, 12/31/2024(b)	940,514
16,400,000	4.125%, 11/15/2032	17,220,000

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $41,630,544)		39,464,140

LIMITED PARTNERSHIPS: 0.7%
147,434	DCP Midstream L.P.	6,150,947
35,594	GACP II L.P.(a)	389,032
1,300,000	U.S. Farming Realty Trust II L.P.(a)	328,584

TOTAL LIMITED PARTNERSHIPS (Cost $6,327,770)		6,868,563

MORTGAGE-BACKED SECURITIES: 15.0%
	Adjustable Rate Mortgage Trust
243,523	Series 2006-1-2A1 4.596%, 03/25/2036(h)	142,894
	Alternative Loan Trust
73,239	Series 2003-22CB-1A1 5.750%, 12/25/2033	72,557
271,493	Series 2004-13CB-A4 0.000%, 07/25/2034(i)(l)	195,619
41,448	Series 2004-16CB-1A1 5.500%, 07/25/2034	40,027
41,240	Series 2004-16CB-3A1 5.500%, 08/25/2034	39,995
83,835	Series 2004-J10-2CB1 6.000%, 09/25/2034	81,429
16,375	Series 2005-J1-2A1 5.500%, 02/25/2025	15,917
2,035,802	Series 2006-13T1-A13 6.000%, 05/25/2036	1,051,253
309,909	Series 2006-31CB-A7 6.000%, 11/25/2036	193,704
7,774,545	Series 2006-46-A2 5.365%, 02/25/2047(g) 1 mo. USD LIBOR + 0.520%	2,971,267
385,718	Series 2006-J1-2A1 7.000%, 02/25/2036	48,419
4,317,061	Series 2007-12T1-A7 5.345%, 06/25/2037(g) 1 mo. USD LIBOR + 0.500%	1,608,297
172,261	Series 2007-16CB-2A1 5.295%, 08/25/2037(g) 1 mo. USD LIBOR + 0.450%	66,104
49,882	Series 2007-16CB-2A2 14.206%, 08/25/2037(g) -8.333*1 mo. USD LIBOR + 54.583%	78,430
2,422,116	Series 2007-16CB-4A1 5.245%, 08/25/2037(g) 1 mo. USD LIBOR + 0.400%	1,611,550
387,584	Series 2007-16CB-4A2 10.528%, 08/25/2037(g) -6*1 mo. USD LIBOR + 39.600%	494,261
323,559	Series 2007-19-1A34 6.000%, 08/25/2037	169,049

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$909,478	Series 2007-20-A12 6.250%, 08/25/2047	$523,575
	Alternative Loan Trust Resecuritization
412,880	Series 2008-2R-2A1 4.053%, 08/25/2037(h)	206,317
2,805,822	Series 2008-2R-4A1 6.250%, 08/25/2037(h)	1,522,286
	American Home Mortgage Investment Trust
186,516	Series 2006-1-11A1 5.125%, 03/25/2046(g) 1 mo. USD LIBOR + 0.280%	141,716
	AREIT Trust CLO
1,000,000	Series 2019-CRE3-D 7.424%, 09/14/2036(c)(g) TSFR1M + 2.764%	930,820
	Banc of America Alternative Loan Trust
31,506	Series 2003-8-1CB1 5.500%, 10/25/2033	30,414
505,293	Series 2006-7-A4 6.498%, 10/25/2036(f)	148,538
	Banc of America Funding Trust
22,421	Series 2005-7-3A1 5.750%, 11/25/2035	22,287
210,215	Series 2006-B-7A1 3.681%, 03/20/2036(h)	169,435
21,519	Series 2007-4-5A1 5.500%, 11/25/2034	19,292
	Banc of America Mortgage Trust
7,684	Series 2005-A-2A1 3.901%, 02/25/2035(h)	6,944
	BBCMS Trust
750,000	Series 2018-CBM-E 8.234%, 07/15/2037(c)(g) 1 mo. USD LIBOR + 3.550%	698,316
	BCAP LLC Trust
123,505	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(h)	62,113
1,817,982	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	1,227,903
	Bear Stearns Adjustable Rate Mortgage Trust
1,546,034	Series 2005-12-25A1 4.150%, 02/25/2036(h)	1,150,279
	Bear Stearns Asset-Backed Securities I Trust
366,717	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	194,377
	Benchmark Mortgage Trust
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	470,034
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(c)	695,704
	BF Mortgage Trust
666,000	Series 2019-NYT-F 7.684%, 12/15/2035(c)(g) 1 mo. USD LIBOR + 3.000%	544,591
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(c)(h)	393,202

Principal Amount^		Value
	BPR Trust
$465,000	Series 2021-NRD-F 11.530%, 12/15/2038(c)(g) TSFR1M + 6.870%	$411,902
	BX Commercial Mortgage Trust
1,274,000	Series 2019-IMC-G 8.284%, 04/15/2034(c)(g) 1 mo. USD LIBOR + 3.600%	1,199,433
1,000,000	Series 2021-VINO-E 6.636%, 05/15/2038(c)(g) 1 mo. USD LIBOR + 1.952%	932,544
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 7.534%, 10/15/2035(c)(g) 1 mo. USD LIBOR + 2.850%	285,271
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.929%, 12/10/2054(c)(h)(m)	492,796
7,346,000	Series 2016-C7-XF 0.929%, 12/10/2054(c)(h)(m)	216,670
	CG-CCRE Commercial Mortgage Trust
100,467	Series 2014-FL2-COL1 8.184%, 11/15/2031(c)(g) 1 mo. USD LIBOR + 3.500%	83,363
196,149	Series 2014-FL2-COL2 9.184%, 11/15/2031(c)(g) 1 mo. USD LIBOR + 4.500%	138,303
	Chase Mortgage Finance Trust
1,274,116	Series 2007-S3-1A15 6.000%, 05/25/2037	624,663
	CIM Trust
366,302	Series 2021-NR2-A1 2.568%, 07/25/2059(c)(f)	350,361
	Citicorp Mortgage Securities Trust
1,586,727	Series 2006-7-1A1 6.000%, 12/25/2036	1,343,964
	Citigroup Commercial Mortgage Trust
870,000	Series 2014-GC21-D 4.942%, 05/10/2047(c)(h)	594,840
	Citigroup Mortgage Loan Trust, Inc.
153,176	Series 2005-5-2A2 5.750%, 08/25/2035	107,389
1,779,766	Series 2005-5-3A2A 4.223%, 10/25/2035(h)	1,390,080
1,713,360	Series 2011-12-1A2 3.624%, 04/25/2036(c)(h)	999,404
	CitiMortgage Alternative Loan Trust
145,719	Series 2006-A5-1A13 5.295%, 10/25/2036(g) 1 mo. USD LIBOR + 0.450%	119,948
143,312	Series 2006-A5-1A2 1.705%, 10/25/2036(g)(m) -1*1 mo. USD LIBOR + 6.550%	9,908
1,299,872	Series 2007-A6-1A5 6.000%, 06/25/2037	1,128,024
	COMM Mortgage Trust
460,000	Series 2012-CR3-B 3.922%, 10/15/2045(c)	401,215

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$40,000	Series 2012-LC4-C 5.302%, 12/10/2044(h)	$34,331
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	376,327
3,204,626	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	212,744
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(h)	1
1,989,000	Series 2018-HCLV-D 6.961%, 09/15/2033(c)(g) 1 mo. USD LIBOR + 2.277%	1,669,134
	Connecticut Avenue Securities Trust
94,969	Series 2020-R01-1M2 6.895%, 01/25/2040(c)(g) 1 mo. USD LIBOR + 2.050%	95,318
170,000	Series 2021-R01-1B1 7.660%, 10/25/2041(c)(g) SOFR 30-day + 3.100%	161,075
1,000,000	Series 2022-R03-1B2 14.410%, 03/25/2042(c)(g) SOFR 30-day + 9.850%	1,002,398
	Countrywide Home Loan Mortgage Pass-Through Trust
4,826	Series 2004-HYB4-2A1 4.152%, 09/20/2034(h)	4,261
436,466	Series 2005-23-A1 5.500%, 11/25/2035	252,927
1,971,348	Series 2006-9-A1 6.000%, 05/25/2036	985,032
115,951	Series 2007-10-A5 6.000%, 07/25/2037	57,862
463,395	Series 2007-13-A5 6.000%, 08/25/2037	246,195
	Credit Suisse First Boston Mortgage Securities Corp.
963,995	Series 2005-11-7A1 6.000%, 12/25/2035	545,398
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
30,302	Series 2003-27-4A4 5.750%, 11/25/2033	29,902
2,269,653	Series 2005-10-10A3 6.000%, 11/25/2035	666,846
	Credit Suisse Mortgage-Backed Trust
625,214	Series 2006-6-1A10 6.000%, 07/25/2036	333,889
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	85,135
30,516	Series 2007-2-2A5 5.000%, 03/25/2037	24,319
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	480,696
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	826,193
292,468	Series 2020-RPL3-A1 2.691%, 03/25/2060(c)(h)	290,130
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(h)	698,398
490,000	Series 2021-RPL1-A2 3.937%, 09/27/2060(c)	468,911

Principal Amount^		Value
	CSAIL Commercial Mortgage Trust
$1,130,000	Series 2016-C6-C 4.921%, 01/15/2049(h)	$1,001,687
1,400,000	Series 2020-C19-D 2.500%, 03/15/2053(c)	804,742
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.530%, 10/10/2034(c)(h)	269,744
	Deutsche Mortgage & Asset Receiving Corp.
1,805,947	Series 2014-RS1-1A2 6.500%, 07/27/2037(c)(h)	1,449,298
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
74,143	Series 2006-PR1-3A1 5.566%, 04/15/2036(c)(g) -1.4*1 mo. USD LIBOR + 12.124%	68,679
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(h)	289,282
500,000	Series 2021-NYC-G 3.704%, 05/10/2041(c)(h)	261,784
	DSLA Mortgage Loan Trust
89,926	Series 2005-AR5-2A1A 5.421%, 09/19/2045(g) 1 mo. USD LIBOR + 0.660%	55,481
	Federal Home Loan Mortgage Corp. REMICS
328,347	Series 3118-SD 2.016%, 02/15/2036(g)(m) -1*1 mo. USD LIBOR + 6.700%	24,998
111,736	Series 3301-MS 1.416%, 04/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.100%	8,883
143,775	Series 3303-SE 1.396%, 04/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.080%	11,751
93,453	Series 3303-SG 1.416%, 04/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.100%	8,224
21,919	Series 3382-SB 1.316%, 11/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.000%	1,423
136,508	Series 3382-SW 1.616%, 11/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.300%	11,201
32,862	Series 3384-S 1.706%, 11/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.390%	1,947
90,976	Series 3384-SG 1.626%, 08/15/2036(g)(m) -1*1 mo. USD LIBOR + 6.310%	8,066
1,170,940	Series 3404-SA 1.316%, 01/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	95,897

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$16,350	Series 3417-SX 1.496%, 02/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.180%	$1,138
27,856	Series 3423-GS 0.966%, 03/15/2038(g)(m) -1*1 mo. USD LIBOR + 5.650%	1,611
203,250	Series 3423-TG 0.350%, 03/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	930
1,375,488	Series 3435-S 1.296%, 04/15/2038(g)(m) -1*1 mo. USD LIBOR + 5.980%	122,668
39,058	Series 3445-ES 1.316%, 05/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	2,176
205,561	Series 3523-SM 1.316%, 04/15/2039(g)(m) -1*1 mo. USD LIBOR + 6.000%	14,203
105,713	Series 3560-KS 1.716%, 11/15/2036(g)(m) -1*1 mo. USD LIBOR + 6.400%	4,678
46,791	Series 3598-SA 1.666%, 11/15/2039(g)(m) -1*1 mo. USD LIBOR + 6.350%	3,165
64,021	Series 3641-TB 4.500%, 03/15/2040	63,586
179,819	Series 3728-SV 0.132%, 09/15/2040(g)(m) -1*1 mo. USD LIBOR + 4.450%	6,326
111,169	Series 3758-S 1.346%, 11/15/2040(g)(m) -1*1 mo. USD LIBOR + 6.030%	9,408
197,535	Series 3770-SP 1.816%, 11/15/2040(g)(m) -1*1 mo. USD LIBOR + 6.500%	4,351
160,863	Series 3815-ST 1.166%, 02/15/2041(g)(m) -1*1 mo. USD LIBOR + 5.850%	14,006
337,427	Series 3859-SI 1.916%, 05/15/2041(g)(m) -1*1 mo. USD LIBOR + 6.600%	31,484
90,792	Series 3872-SL 1.266%, 06/15/2041(g)(m) -1*1 mo. USD LIBOR + 5.950%	6,804
76,758	Series 3900-SB 1.286%, 07/15/2041(g)(m) -1*1 mo. USD LIBOR + 5.970%	5,883

Principal Amount^		Value
$14,996	Series 3946-SM 0.647%, 10/15/2041(g) -3*1 mo. USD LIBOR + 14.700%	$12,815
227,070	Series 3972-AZ 3.500%, 12/15/2041	206,683
1,317,154	Series 3984-DS 1.266%, 01/15/2042(g)(m) -1*1 mo. USD LIBOR + 5.950%	105,047
2,515,293	Series 4080-DS 2.016%, 03/15/2041(g)(m) -1*1 mo. USD LIBOR + 6.700%	149,112
1,358,240	Series 4239-OU 0.000%, 07/15/2043(i)(l)	852,991
1,434,632	Series 4291-MS 1.216%, 01/15/2054(g)(m) -1*1 mo. USD LIBOR + 5.900%	121,536
451,035	Series 4314-MS 1.416%, 07/15/2043(g)(m) -1*1 mo. USD LIBOR + 6.100%	13,382
7,031,111	Series 5057-TI 3.000%, 11/25/2050(m)	1,129,275
6,010,675	Series 5070-MI 3.500%, 02/25/2051(m)	927,935
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes REMIC
4,000,000	Series 2021-DNA6-B1 7.960%, 10/25/2041(c)(g) SOFR 30-day + 3.400%	3,759,485
230,434	Series 2022-DNA4-M1A 6.760%, 05/25/2042(c)(g) SOFR 30-day + 2.200%	231,584
	Federal National Mortgage Association
22,821,946	Series 2019-M25-X 0.128%, 11/25/2029(h)(m)	180,179
24,503,080	Series 2019-M5-X 0.491%, 02/25/2029(h)(m)	480,848
24,467,558	Series 2021-M23-X1 0.602%, 11/01/2031(h)(m)	537,489
	Federal National Mortgage Association REMICS
150,264	Series 2003-84-PZ 5.000%, 09/25/2033	150,908
168,826	Series 2005-42-SA 1.955%, 05/25/2035(g)(m) -1*1 mo. USD LIBOR + 6.800%	4,390
1,101,682	Series 2006-92-LI 1.735%, 10/25/2036(g)(m) -1*1 mo. USD LIBOR + 6.580%	110,561
314,817	Series 2007-39-AI 1.275%, 05/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.120%	23,795

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$89,402	Series 2007-57-SX 1.775%, 10/25/2036(g)(m) -1*1 mo. USD LIBOR + 6.620%	$8,034
17,900	Series 2007-68-SA 1.805%, 07/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.650%	1,353
18,475	Series 2008-1-CI 1.455%, 02/25/2038(g)(m) -1*1 mo. USD LIBOR + 6.300%	1,821
903,820	Series 2008-33-SA 1.155%, 04/25/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	72,539
10,899	Series 2008-56-SB 1.215%, 07/25/2038(g)(m) -1*1 mo. USD LIBOR + 6.060%	453
1,693,477	Series 2009-110-SD 1.405%, 01/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.250%	111,233
15,959	Series 2009-111-SE 1.405%, 01/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.250%	1,654
143,120	Series 2009-86-CI 0.955%, 09/25/2036(g)(m) -1*1 mo. USD LIBOR + 5.800%	6,397
63,154	Series 2009-87-SA 1.155%, 11/25/2049(g)(m) -1*1 mo. USD LIBOR + 6.000%	6,875
27,896	Series 2009-90-IB 0.875%, 04/25/2037(g)(m) -1*1 mo. USD LIBOR + 5.720%	1,368
28,431	Series 2010-11-SC 0.183%, 02/25/2040(g)(m) -1*1 mo. USD LIBOR + 4.800%	1,280
22,192	Series 2010-115-SD 1.755%, 11/25/2039(g)(m) -1*1 mo. USD LIBOR + 6.600%	2,007
1,781,773	Series 2010-123-SK 1.205%, 11/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.050%	178,628
109,197	Series 2010-134-SE 1.805%, 12/25/2025(g)(m) -1*1 mo. USD LIBOR + 6.650%	937
118,991	Series 2010-15-SL 0.105%, 03/25/2040(g)(m) -1*1 mo. USD LIBOR + 4.950%	6,347
30,263	Series 2010-9-GS 0.133%, 02/25/2040(g)(m) -1*1 mo. USD LIBOR + 4.750%	936

Principal Amount^		Value
$6,420	Series 2011-110-LS 0.776%, 11/25/2041(g) -2*1 mo. USD LIBOR + 10.100%	$5,091
62,581	Series 2011-111-VZ 4.000%, 11/25/2041	59,848
295,129	Series 2011-141-PZ 4.000%, 01/25/2042	286,281
3,171	Series 2011-5-PS 1.555%, 11/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.400%	3
1,182,489	Series 2011-93-ES 1.655%, 09/25/2041(g)(m) -1*1 mo. USD LIBOR + 6.500%	98,402
732,214	Series 2012-106-SA 1.315%, 10/25/2042(g)(m) -1*1 mo. USD LIBOR + 6.160%	66,840
1,699,515	Series 2014-50-WS 1.355%, 08/25/2044(g)(m) -1*1 mo. USD LIBOR + 6.200%	116,086
6,662,047	Series 2019-31-S 1.205%, 07/25/2049(g)(m) -1*1 mo. USD LIBOR + 6.050%	705,710
18,114,298	Series 2019-M12-X 0.571%, 06/25/2029(h)(m)	458,350
7,871,279	Series 2019-M24-2XA 1.145%, 03/25/2031(h)(m)	490,077
21,408,298	Series 2019-M7-X 0.331%, 04/25/2029(h)(m)	343,473
27,046,596	Series 2020-M10-X4 0.885%, 07/25/2032(h)(m)	1,307,833
17,441,057	Series 2020-M10-X9 0.798%, 12/25/2027(h)(m)	397,824
7,325,960	Series 2020-M13-X2 1.232%, 09/25/2030(h)(m)	260,938
12,596,209	Series 2020-M6-X 1.272%, 10/25/2024(h)(m)	116,477
67,855,000	Series 2022-M4-X2 0.184%, 05/25/2030(h)(m)	811,251
	Federal National Mortgage Association-Aces
127,371,287	Series 2021-M17-X 0.102%, 07/25/2031(h)(m)	633,494
	First Horizon Alternative Mortgage Securities Trust
607,138	Series 2006-FA6-1A4 6.250%, 11/25/2036	303,413
213,884	Series 2007-FA4-1A7 6.000%, 08/25/2037	92,157
	First Horizon Mortgage Pass-Through Trust
107,163	Series 2006-1-1A10 6.000%, 05/25/2036	53,213
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU-H 3.963%, 12/10/2036(c)(h)	511,387
	GCAT Trust
44,543	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(h)	42,073

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association
$344,115	Series 2007-21-S 1.472%, 04/16/2037(g)(m) -1*1 mo. USD LIBOR + 6.200%	$16,822
117,764	Series 2008-69-SB 2.869%, 08/20/2038(g)(m) -1*1 mo. USD LIBOR + 7.630%	8,336
132,523	Series 2009-104-SD 1.622%, 11/16/2039(g)(m) -1*1 mo. USD LIBOR + 6.350%	10,570
14,193	Series 2010-98-IA 5.509%, 03/20/2039(h)(m)	798
197,756	Series 2011-45-GZ 4.500%, 03/20/2041	190,674
64,194	Series 2011-69-OC 0.000%, 05/20/2041(i)(l)	54,195
1,302,915	Series 2011-69-SC 0.619%, 05/20/2041(g)(m) -1*1 mo. USD LIBOR + 5.380%	89,163
232,800	Series 2011-89-SA 0.689%, 06/20/2041(g)(m) -1*1 mo. USD LIBOR + 5.450%	17,034
784,425	Series 2013-102-BS 1.389%, 03/20/2043(g)(m) -1*1 mo. USD LIBOR + 6.150%	44,377
10,802,984	Series 2013-155-IB 0.180%, 09/16/2053(h)(m)	43,391
1,686,378	Series 2014-145-CS 0.872%, 05/16/2044(g)(m) -1*1 mo. USD LIBOR + 5.600%	123,119
1,085,143	Series 2014-156-PS 1.489%, 10/20/2044(g)(m) -1*1 mo. USD LIBOR + 6.250%	108,043
2,646,272	Series 2014-4-SA 1.372%, 01/16/2044(g)(m) -1*1 mo. USD LIBOR + 6.100%	258,912
4,591,886	Series 2014-41-SA 1.339%, 03/20/2044(g)(m) -1*1 mo. USD LIBOR + 6.100%	455,759
1,866,939	Series 2014-5-SA 0.789%, 01/20/2044(g)(m) -1*1 mo. USD LIBOR + 5.550%	156,097
2,411,502	Series 2014-58-SG 0.872%, 04/16/2044(g)(m) -1*1 mo. USD LIBOR + 5.600%	156,667
1,869,201	Series 2014-76-SA 0.839%, 01/20/2040(g)(m) -1*1 mo. USD LIBOR + 5.600%	152,012

Principal Amount^		Value
$2,637,612	Series 2014-95-CS 1.522%, 06/16/2044(g)(m) -1*1 mo. USD LIBOR + 6.250%	$208,369
8,119,185	Series 2016-162-IO 0.676%, 09/16/2058(h)(m)	254,700
1,896,699	Series 2018-105-SH 1.489%, 08/20/2048(g)(m) -1*1 mo. USD LIBOR + 6.250%	174,975
19,559,552	Series 2018-111-SA 0.064%, 08/20/2048(g)(m) -1*1 mo. USD LIBOR + 4.550%	836,501
8,263,384	Series 2018-134-CS 1.439%, 10/20/2048(g)(m) -1*1 mo. USD LIBOR + 6.200%	693,541
6,425,874	Series 2019-22-SA 0.839%, 02/20/2045(g)(m) -1*1 mo. USD LIBOR + 5.600%	567,893
5,807,879	Series 2019-H10-BI 0.005%, 06/20/2069(h)(m)	190,157
6,530,081	Series 2020-112-BS 1.489%, 08/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.250%	700,962
11,218,409	Series 2020-115-SC 4.114%, 08/20/2050(g)(m) -1*1 mo. USD LIBOR + 4.200%	520,184
5,859,547	Series 2020-142-SD 1.539%, 09/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.300%	764,601
6,661,775	Series 2020-146-SH 1.539%, 10/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.300%	760,253
9,708,201	Series 2020-168-IA 0.977%, 12/16/2062(h)(m)	682,595
10,543,047	Series 2020-173-MI 2.500%, 11/20/2050(m)	1,405,714
5,394,221	Series 2020-188-LS 1.539%, 11/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.300%	780,788
5,081,871	Series 2020-47-SL 0.609%, 07/20/2044(g)(m) -1*1 mo. USD LIBOR + 5.370%	352,665
10,164,612	Series 2020-H11-HI 0.044%, 06/20/2070(h)(m)	445,422
10,227,579	Series 2020-H18-AI 0.002%, 09/20/2070(h)(m)	504,577
6,994,318	Series 2020-H19-BI 0.015%, 11/20/2070(h)(m)	407,461
5,776,498	Series 2021-1-QS 1.539%, 01/20/2051(g)(m) -1*1 mo. USD LIBOR + 6.300%	684,236

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$8,191,526	Series 2021-107-SA 3.664%, 06/20/2051(g)(m) -1*1 mo. USD LIBOR + 3.750%	$390,274
17,682,269	Series 2021-213-SN 3.150%, 12/20/2051(g)(m) -1*SOFR 30-day + 3.200%	443,701
9,426,153	Series 2021-52-IO 0.719%, 04/16/2063(h)(m)	515,595
4,783,487	Series 2021-59-S 2.550%, 04/20/2051(g)(m) -1*SOFR 30-day + 2.600%	94,684
9,763,286	Series 2021-77-IH 2.500%, 05/20/2051(m)	1,165,413
11,917,125	Series 2021-89-SA 3.664%, 05/20/2051(g)(m) -1*1 mo. USD LIBOR + 3.750%	508,009
21,867,253	Series 2021-97-SA 2.550%, 06/20/2051(g)(m) -1*SOFR 30-day + 2.600%	382,478
8,480,482	Series 2021-97-SB 3.664%, 06/20/2051(g)(m) -1*1 mo. USD LIBOR + 3.750%	273,088
40,086,993	Series 2021-H08-QI 0.595%, 05/20/2071(h)(m)	886,993
14,735,486	Series 2021-H19-AI 1.415%, 11/20/2071(h)(m)	981,756
15,123,899	Series 2022-48-IO 0.711%, 01/16/2064(h)(m)	972,349
10,981,356	Series 2022-83-IO 2.500%, 11/20/2051(m)	1,445,319
	Great Wolf Trust
1,000,000	Series 2019-WOLF-E 7.674%, 12/15/2036(c)(g) TSFR1M + 2.846%	964,115
	GS Mortgage Securities Corp. II
600,000	Series 2021-ARDN-H 10.618%, 11/15/2026(c)(g) 1 mo. USD LIBOR + 5.933%	541,175
	GS Mortgage Securities Corp. Trust
1,125,000	Series 2013-PEMB-C 3.550%, 03/05/2033(c)(h)	873,650
1,503,000	Series 2018-TWR-G 8.859%, 07/15/2031(c)(g) 1 mo. USD LIBOR + 4.175%	901,800
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.156%, 08/10/2044(c)(h)	77,405
1,010,000	Series 2011-GC5-D 5.156%, 08/10/2044(c)(h)	393,135
100,000	Series 2014-GC18-B 4.885%, 01/10/2047(h)	83,632
1,344,000	Series 2014-GC26-D 4.524%, 11/10/2047(c)(h)	815,831
5,673,000	Series 2021-GSA3-XF 1.412%, 12/15/2054(c)(h)(m)	477,968
	GSCG Trust
710,000	Series 2019-600C-H 3.985%, 09/06/2034(c)(h)	571,631

Principal Amount^		Value
	GSR Mortgage Loan Trust
$32,421	Series 2005-4F-6A1 6.500%, 02/25/2035	$30,681
504,177	Series 2005-9F-2A1 6.000%, 01/25/2036	257,294
69,211	Series 2005-AR6-4A5 4.160%, 09/25/2035(h)	62,883
218,371	Series 2006-7F-3A4 6.250%, 08/25/2036	78,890
	HarborView Mortgage Loan Trust
177,286	Series 2004-11-2A2A 5.401%, 01/19/2035(g) 1 mo. USD LIBOR + 0.640%	145,026
	Hospitality Mortgage Trust
993,090	Series 2019-HIT-G 8.584%, 11/15/2036(c)(g) 1 mo. USD LIBOR + 3.900%	908,652
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.150%, 11/25/2056(c)(h)	1,170,648
	IndyMac INDX Mortgage Loan Trust
115,912	Series 2004-AR7-A5 6.065%, 09/25/2034(g) 1 mo. USD LIBOR + 1.220%	98,846
197,612	Series 2005-AR11-A3 3.465%, 08/25/2035(h)	155,118
456,862	Series 2006-AR2-2A1 5.265%, 02/25/2046(g) 1 mo. USD LIBOR + 0.420%	318,187
2,487,815	Series 2006-R1-A3 3.351%, 12/25/2035(h)	2,004,350
948,676	Series 2007-AR5-2A1 3.152%, 05/25/2037(h)	745,440
	JP Morgan Chase Commercial Mortgage Securities Trust
1,285,000	Series 2011-C3-E 5.526%, 02/15/2046(c)(h)	529,648
310,000	Series 2012-LC9-C 3.784%, 12/15/2047(c)(h)	294,078
1,531,000	Series 2019-MFP-F 7.684%, 07/15/2036(c)(g) 1 mo. USD LIBOR + 3.000%	1,436,806
683,000	Series 2019-MFP-G 8.734%, 07/15/2036(c)(g) 1 mo. USD LIBOR + 4.050%	633,250
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(h)(m)	2,273
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	207,430
224,000	Series 2019-UES-D 4.452%, 05/05/2032(c)(h)	209,634
261,000	Series 2019-UES-E 4.452%, 05/05/2032(c)(h)	242,259
274,000	Series 2019-UES-F 4.452%, 05/05/2032(c)(h)	253,159
299,000	Series 2019-UES-G 4.452%, 05/05/2032(c)(h)	274,111
	JP Morgan Mortgage Trust
180,031	Series 2004-S1-2A1 6.000%, 09/25/2034	175,654
1,422,610	Series 2005-ALT1-3A1 3.547%, 10/25/2035(h)	1,095,714
16,326	Series 2007-A1-4A2 3.938%, 07/25/2035(a)(h)	15,176

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$551,461	Series 2007-S3-1A97 6.000%, 08/25/2037	$303,710
	JPMBB Commercial Mortgage Securities Trust
78,000	Series 2015-C27-D 3.796%, 02/15/2048(c)(h)	53,681
4,749,500	Series 2015-C27-XFG 1.296%, 02/15/2048(c)(h)(m)	97,173
	Legacy Mortgage Asset Trust
737,270	Series 2020-GS1-A1 5.882%, 10/25/2059(c)(f)	737,143
3,300,000	Series 2020-GS3-A2 4.000%, 05/25/2060(c)(f)	3,007,016
	Lehman Mortgage Trust
571,394	Series 2006-2-2A3 5.750%, 04/25/2036	561,253
868,172	Series 2007-1-1A2 5.750%, 02/25/2037	853,928
	Lehman XS Trust
76,883	Series 2006-2N-1A1 5.365%, 02/25/2046(g) 1 mo. USD LIBOR + 0.520%	65,472
	LHOME Mortgage Trust
3,700,000	Series 2021-RTL1-M 4.458%, 02/25/2026(c)(h)	3,237,166
	Master Alternative Loan Trust
16,596	Series 2003-9-4A1 5.250%, 11/25/2033	16,003
12,828	Series 2004-5-1A1 5.500%, 06/25/2034	12,519
17,143	Series 2004-5-2A1 6.000%, 06/25/2034	16,988
72,276	Series 2004-8-2A1 6.000%, 09/25/2034	69,756
	Med Trust
598,223	Series 2021-MDLN-G 9.935%, 11/15/2038(c)(g) 1 mo. USD LIBOR + 5.250%	548,578
	Merrill Lynch Mortgage Investors Trust
2,764	Series 2006-2-2A 4.120%, 05/25/2036(h)	2,644
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(h)	245,939
	Morgan Stanley Bank of America Merrill Lynch Trust
858,000	Series 2015-C21-C 4.129%, 03/15/2048(h)	646,332
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.368%, 08/15/2046(h)	355,937
1,155,000	Series 2016-C31-D 3.000%, 11/15/2049(c)(h)	634,046
	Morgan Stanley Capital I Trust
174,606	Series 2011-C2-D 5.213%, 06/15/2044(c)(h)	159,806
540,000	Series 2011-C2-E 5.213%, 06/15/2044(c)(h)	402,599
613,000	Series 2018-H4-D 3.000%, 12/15/2051(c)	352,906

Principal Amount^		Value
$1,508,000	Series 2019-PLND-F 7.484%, 05/15/2036(c)(g) 1 mo. USD LIBOR + 2.800%	$996,064
	Morgan Stanley Mortgage Loan Trust
1,303,095	Series 2005-9AR-2A 4.134%, 12/25/2035(h)	1,173,874
2,236,041	Series 2006-11-2A2 6.000%, 08/25/2036	1,057,450
260,638	Series 2006-7-3A 5.154%, 06/25/2036(h)	174,595
224,748	Series 2007-13-6A1 6.000%, 10/25/2037	134,987
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(c)(h)	1,610,234
	NewRez Warehouse Securitization Trust
1,906,667	Series 2021-1-F 10.095%, 05/25/2055(c)(g) 1 mo. USD LIBOR + 5.250%	1,870,985
	Preston Ridge Partners Mortgage LLC
4,355,054	Series 2021-2-A1 2.115%, 03/25/2026(c)(h)	4,126,153
400,000	Series 2021-2-A2 3.770%, 03/25/2026(c)(h)	356,329
326,481	Series 2021-9-A1 2.363%, 10/25/2026(c)(f)	309,495
	Prime Mortgage Trust
812,310	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	713,141
	Residential Accredit Loans, Inc.
243,186	Series 2006-QS17-A5 6.000%, 12/25/2036	195,379
297,898	Series 2006-QS7-A3 6.000%, 06/25/2036	239,679
346,687	Series 2007-QS1-2A10 6.000%, 01/25/2037	263,865
297,389	Series 2007-QS8-A8 6.000%, 06/25/2037	232,704
	Residential Asset Securitization Trust
196,151	Series 2006-A8-1A1 6.000%, 08/25/2036	131,625
226,692	Series 2007-A1-A8 6.000%, 03/25/2037	71,184
15,390,553	Series 2007-A9-A1 5.395%, 09/25/2037(g) 1 mo. USD LIBOR + 0.550%	4,520,669
15,390,553	Series 2007-A9-A2 1.605%, 09/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.450%	2,658,986
	Residential Funding Mortgage Securities I Trust
287,676	Series 2006-S4-A5 6.000%, 04/25/2036	237,476
	SMR Mortgage Trust
1,191,363	Series 2022-IND-G 12.327%, 02/15/2039(c)(g) TSFR1M + 7.500%	1,071,783

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Starwood Retail Property Trust
$235,000	Series 2014-STAR-C 7.435%, 11/15/2027(a)(c)(g) 1 mo. USD LIBOR + 2.750%	$87,437
980,000	Series 2014-STAR-D 8.185%, 11/15/2027(a)(c)(g) 1 mo. USD LIBOR + 3.500%	218,701
950,000	Series 2014-STAR-E 9.085%, 11/15/2027(a)(c)(g) 1 mo. USD LIBOR + 4.400%	58,633
	Structured Adjustable Rate Mortgage Loan Trust
465,416	Series 2005-14-A1 5.155%, 07/25/2035(g) 1 mo. USD LIBOR + 0.310%	290,739
214,301	Series 2005-15-1A1 4.193%, 07/25/2035(h)	126,447
454,989	Series 2008-1-A2 3.760%, 10/25/2037(h)	353,568
	Structured Asset Securities Corp.
5,631,728	Series 2007-4-1A3 1.405%, 03/28/2045(c)(g)(m) -1*1 mo. USD LIBOR + 6.250%	386,369
	Toorak Mortgage Corp. Ltd.
630,000	Series 2021-1-A1 2.240%, 06/25/2024(c)(f)	596,080
	TTAN
591,609	Series 2021-MHC-G 8.885%, 03/15/2038(c)(g) 1 mo. USD LIBOR + 4.200%	553,953
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 4.544%, 05/10/2063(c)(h)	5,124
1,000,000	Series 2013-C5-C 3.885%, 03/10/2046(c)(h)	724,498
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(c)(h)	1,211,209
	Washington Mutual Mortgage Pass-Through Certificates Trust
370,773	Series 2006-5-1A5 6.000%, 07/25/2036	276,656
381,375	Series 2006-8-A6 4.171%, 10/25/2036(f)	146,330
2,138,773	Series 2007-5-A3 7.000%, 06/25/2037	1,838,409
	Wells Fargo Alternative Loan Trust
94,533	Series 2007-PA2-3A1 5.195%, 06/25/2037(g) 1 mo. USD LIBOR + 0.350%	66,061
139,262	Series 2007-PA2-3A2 1.805%, 06/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.650%	9,444
	Wells Fargo Commercial Mortgage Trust
640,000	Series 2013-LC12-B 4.364%, 07/15/2046(h)	478,769
19,971,000	Series 2015-C28-XE 1.083%, 05/15/2048(c)(h)(m)	410,158
600,000	Series 2016-C34-C 5.061%, 06/15/2049(h)	471,023

Principal Amount^		Value
$135,000	Series 2016-C36-B 3.671%, 11/15/2059(h)	$114,860
130,000	Series 2016-C36-C 4.134%, 11/15/2059(h)	97,648
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(h)(m)	305,318
1,225,000	Series 2019-JWDR-C 3.038%, 09/15/2031(c)(h)	1,078,432
	Wells Fargo Mortgage-Backed Securities Trust
47,671	Series 2006-AR19-A1 4.564%, 12/25/2036(h)	44,882
	WFRBS Commercial Mortgage Trust
653,255	Series 2011-C3-D 5.379%, 03/15/2044(c)(h)	223,740
395,000	Series 2011-C4-E 4.846%, 06/15/2044(c)(h)	281,602
1,020,000	Series 2012-C10-C 4.328%, 12/15/2045(h)	758,367
300,000	Series 2014-C20-B 4.378%, 05/15/2047	239,121
250,000	Series 2014-C24-B 4.204%, 11/15/2047(h)	230,459

TOTAL MORTGAGE-BACKED SECURITIES (Cost $180,989,439)		143,780,077

SHORT-TERM INVESTMENTS: 23.3%
REPURCHASE AGREEMENTS: 6.4%
61,515,117	Fixed Income Clearing Corp. 1.440%, 3/31/2023, due 04/03/2023 [collateral: par value $65,684,200, U.S. Treasury Notes, 1.000% - 2.875%, due 12/15/2024 - 06/15/2025 value $62,753,135] (proceeds $61,522,499)	61,515,117

TOTAL REPURCHASE AGREEMENTS (Cost $61,515,117)		61,515,117

TREASURY BILLS: 16.9%
	United States Treasury Bill
3,790,000	3.091%, 04/20/2023(b)(i)(n)	3,781,638
1,425,000	4.426%, 05/18/2023(i)(n)	1,416,591
1,430,000	4.385%, 05/25/2023(i)(n)	1,420,420
3,890,000	2.632%, 06/15/2023(b)(i)(n)	3,853,506
3,530,000	3.152%, 07/13/2023(b)(i)(n)	3,483,661
6,500,000	3.177%, 08/10/2023(b)(i)(n)	6,391,403
3,000,000	3.893%, 09/07/2023(b)(i)(n)	2,939,048
140,400,000	4.618%, 09/28/2023(i)(n)	137,137,838
1,460,000	4.444%, 11/02/2023(b)(i)(n)	1,421,419

TOTAL TREASURY BILLS (Cost $161,920,633)		161,845,524

TOTAL SHORT-TERM INVESTMENTS (Cost $223,435,750)		223,360,641

TOTAL PURCHASED OPTIONS (Cost $182,490): 0.0%		38,687

TOTAL INVESTMENTS (Cost: $1,029,383,197): 97.6%		933,873,353

Other Assets in Excess of Liabilities: 2.4%		22,645,951

NET ASSETS: 100.0%		$956,519,304

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SABOR	South African Benchmark Overnight Rate
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Securities with an aggregate fair value of $36,770,768 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Pay-in-kind security.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2023.
(g)	Floating Interest Rate at March 31, 2023.
(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2023.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(k)	Security is currently in default and/or non-income producing.
(l)	Principal Only security.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$1,022,266,596

Gross unrealized appreciation	50,572,963
Gross unrealized depreciation	(150,503,280)

Net unrealized depreciation	$(99,930,317)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at March 31, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Put
Crane Holdings Co.	Goldman Sachs & Co.	$110.00	6/16/2023	35	$397,250	$16,275	$12,997	$3,278
First Horizon Corp.	Goldman Sachs & Co.	14.00	5/19/2023	170	302,260	10,200	11,337	(1,137)
Horizon Therapeutics Plc	Morgan Stanley & Co.	85.00	5/19/2023	51	556,614	2,805	3,520	(715)
Momentive Global, Inc.	Morgan Stanley & Co.	6.00	4/21/2023	2,192	2,042,944	5,480	120,600	(115,120)
National Instruments Corp.	Morgan Stanley & Co.	40.00	6/16/2023	61	319,701	762	3,350	(2,588)
National Instruments Corp.	Morgan Stanley & Co.	45.00	6/16/2023	59	309,219	2,507	5,193	(2,686)
Qualtrics International, Inc.	Morgan Stanley & Co.	12.50	6/16/2023	263	468,929	658	25,493	(24,835)
Total Purchased Options						$38,687	$182,490	$(143,803)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: (0.7)%
(139,576)	Baytex Energy Corp.*	$(523,120)
(5,834)	Broadcom, Inc.	(3,742,744)
(8,572)	Cineplex, Inc.*	(55,953)
(16,354)	HNI Corp.	(455,296)
(990)	Intercontinental Exchange, Inc.	(103,247)
(14,219)	MaxLinear, Inc.*	(500,651)
(3,614)	NuVasive, Inc.*	(149,294)
(6,463)	Ritchie Bros Auctioneers, Inc.	(363,802)
(10,850)	Xylem, Inc.	(1,135,995)

TOTAL COMMON STOCKS (Proceeds $7,087,953)		$(7,030,102)

TOTAL SECURITIES SOLD SHORT (Proceeds $7,087,953)		$(7,030,102)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2023 (Unaudited)

At March 31, 2023, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2023	Fund Delivering	U.S. $ Value at March 31, 2023	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/28/2023	USD	$1,786,787	EUR	$1,775,521	$11,266	$—
	6/5/2023	USD	424,840	EUR	432,027	—	(7,187)
Barclays Bank Plc	4/28/2023	USD	541,830	EUR	538,861	2,969	—
	5/8/2023	NOK	1,503,544	EUR	1,537,701	—	(34,157)
JPMorgan Chase Bank N.A.	4/4/2023	EUR	486,018	USD	479,780	6,238	—
	4/4/2023	USD	64,385	EUR	66,265	—	(1,880)
	4/4/2023	USD	189,896	EUR	192,360	—	(2,464)
	4/4/2023	USD	251,095	EUR	253,777	—	(2,682)
	4/4/2023	USD	250,543	EUR	255,569	—	(5,026)
	4/4/2023	USD	510,917	EUR	523,065	—	(12,148)
	4/20/2023	EUR	324,860	USD	325,949	—	(1,089)
	4/20/2023	EUR	540,528	USD	542,076	—	(1,548)
	4/20/2023	USD	3,926	EUR	3,935	—	(9)
	4/20/2023	USD	147,015	EUR	147,092	—	(77)
Morgan Stanley & Co.	4/11/2023	USD	706,595	COP	764,548	—	(57,953)
	6/15/2023	CAD	360,503	USD	358,161	2,342	—
	6/15/2023	CAD	300,629	USD	300,605	24	—
	6/15/2023	CAD	531,689	USD	531,734	—	(45)
	6/15/2023	EUR	45,519	USD	44,532	987	—
	6/15/2023	EUR	75,647	USD	74,829	818	—
	6/15/2023	SEK	26,252	USD	26,202	50	—
	6/15/2023	SEK	19,132	USD	19,110	22	—
	6/15/2023	SEK	12,903	USD	12,904	—	(1)
	6/15/2023	USD	9,644,200	CAD	9,761,641	—	(117,441)
	6/15/2023	USD	116,491	EUR	116,144	347	—
	6/15/2023	USD	375,709	EUR	376,050	—	(341)
	6/15/2023	USD	514,400	EUR	518,065	—	(3,665)
	6/15/2023	USD	669,978	EUR	676,017	—	(6,039)
	6/15/2023	USD	4,612,110	EUR	4,667,606	—	(55,496)
	6/15/2023	USD	685,203	GBP	686,769	—	(1,566)
	6/15/2023	USD	234,765	GBP	237,056	—	(2,291)
	6/15/2023	USD	577,861	GBP	593,135	—	(15,274)
	6/15/2023	USD	1,905,423	GBP	1,937,938	—	(32,515)
	6/15/2023	USD	16,597	SEK	16,464	133	—
	6/15/2023	USD	13,279	SEK	13,350	—	(71)
	6/15/2023	USD	15,455	SEK	15,571	—	(116)
	6/15/2023	USD	20,190	SEK	20,471	—	(281)
	6/15/2023	USD	1,036,807	SEK	1,063,007	—	(26,200)

			$29,543,521		$29,905,887	$25,196	$(387,562)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2023 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Euro FX Currency Futures	36	4,777,893	$4,906,575	6/16/2023	$128,682
MSCI EAFE Index Futures	203	20,735,163	21,279,475	6/16/2023	544,312
MSCI Emerging Market Index	41	1,967,246	2,040,775	6/16/2023	73,529
Nasdaq 100 E-mini Futures	3	731,490	798,105	6/16/2023	66,615
Russell 2000 E-mini Futures	14	1,295,821	1,269,450	6/16/2023	(26,371)
S&P Mid Cap 400 E-mini Futures	7	1,788,832	1,770,790	6/16/2023	(18,042)
U.S. Dollar Index Futures	2	208,385	204,372	6/16/2023	(4,013)
U.S. Treasury 2-Year Note Futures	420	85,855,219	86,710,313	6/30/2023	855,094
U.S. Treasury 5-Year Note Futures	70	7,511,461	7,665,547	6/30/2023	154,086
U.S. Treasury 10-Year Note Futures	10	1,117,207	1,149,218	6/21/2023	32,011

Total Long					$1,805,903

Futures Contracts - Short
3 Months SOFR Futures	(23)	(5,555,567)	$(5,560,825)	12/17/2024	(5,258)
British Pound Currency Futures	(1)	(74,138)	(77,219)	6/16/2023	(3,081)
Euro FX Currency Futures	(2)	(267,727)	(272,588)	6/16/2023	(4,861)
Gold 100 Oz Futures(a)	(13)	(2,589,340)	(2,582,060)	6/28/2023	7,280

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2023 (Unaudited)(Continued)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Short (Continued)
Japanese Yen Currency Futures	(21)	(1,994,760)	$(2,000,906)	6/16/2023	$(6,146)
MSCI Emerging Market Index	(43)	(2,065,475)	(2,140,325)	6/16/2023	(74,850)
S&P 500 E-Mini Index Futures	(21)	(4,200,503)	(4,344,637)	6/16/2023	(144,134)
U.S. Treasury 2-Year Note Futures	(319)	(65,098,889)	(65,858,548)	6/30/2023	(759,659)
U.S. Treasury 5-Year Note Futures	(328)	(35,396,406)	(35,918,562)	6/30/2023	(522,156)
U.S. Treasury 10-Year Note Futures	(266)	(29,904,493)	(30,569,219)	6/21/2023	(664,726)
U.S. Treasury 10-Year Ultra Note Futures	(368)	(43,366,280)	(44,579,750)	6/21/2023	(1,213,470)
U.S. Treasury Long Bond Futures	(202)	(25,985,205)	(26,493,562)	6/21/2023	(508,357)
U.S. Treasury Ultra-Long Bond Futures	(18)	(2,458,552)	(2,540,250)	6/21/2023	(81,698)
WTI Crude Futures (a)	(34)	(2,368,689)	(2,577,200)	5/22/2023	(208,511)

Total Short					$(4,189,627)

Total Futures Contracts					$(2,383,724)

(a)	Contract held by the iMGP Alternative Strategies Subsidiary.

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
ADT Security Corp. (The) 4.125%, 06/15/2023	6/20/2028	(5.000%)	2.235%	$	(5,000,000)	Quarterly	$(603,706)	$(544,628)	$(59,078)
Ally Financial, Inc. 5.800%, 05/01/2025	6/20/2028	(5.000%)	3.402%		(4,950,000)	Quarterly	(329,480)	(529,288)	199,808
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	6/20/2028	(5.000%)	5.558%		(5,700,000)	Quarterly	122,330	255,058	(132,728)
American Express Co. 4.050%, 05/03/2029	6/20/2028	(1.000%)	0.576%		(5,500,000)	Quarterly	(109,037)	(140,631)	31,594
Apache Corp. 4.375%, 10/15/2028	6/20/2028	(1.000%)	1.913%		(5,700,000)	Quarterly	230,606	236,861	(6,255)
Arrow Electronics, Inc. 7.500%, 01/15/2027	6/20/2028	(1.000%)	0.978%		(5,950,000)	Quarterly	(5,864)	22,962	(28,826)
Barclays Plc 1.375%, 01/24/2026	6/20/2028	(1.000%)	1.288%	EUR	(5,400,000)	Quarterly	78,424	35,636	42,788
Baxter International, Inc. 2.600%, 08/15/2026	6/20/2028	(1.000%)	0.913%	$	(5,700,000)	Quarterly	(22,786)	13,723	(36,509)
Best Buy Co., Inc. 4.450%, 10/01/2028	6/20/2028	(5.000%)	0.979%		(5,000,000)	Quarterly	(925,718)	(879,541)	(46,177)
Bouygues S.A. 1.375%, 06/07/2027	6/20/2028	(1.000%)	0.580%	EUR	(5,100,000)	Quarterly	(111,078)	(103,232)	(7,846)
British Telecommunications Plc 5.750%, 12/07/2028	6/20/2028	(1.000%)	1.162%		(5,500,000)	Quarterly	45,338	104,293	(58,955)
Cardinal Health, Inc. 3.410%, 06/15/2027	6/20/2028	(1.000%)	0.501%	$	(5,850,000)	Quarterly	(137,003)	(102,720)	(34,283)
Carlsberg Breweries AS 2.500%, 05/28/2024	6/20/2028	(1.000%)	0.378%	EUR	(5,200,000)	Quarterly	(169,121)	(133,513)	(35,608)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	6/20/2028	(5.000%)	3.373%	$	(5,500,000)	Quarterly	(372,791)	(349,113)	(23,678)
CDX North America High Yield Index Series 40 5.000%, 06/20/2028	6/20/2028	(5.000%)	4.634%		(25,270,000)	Quarterly	(256,929)	(278,641)	21,712
Cellnex Telecom S.A. 2.375%, 01/16/2024	6/20/2028	(5.000%)	2.013%	EUR	(2,850,000)	Quarterly	(415,747)	(393,415)	(22,332)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Centrica Plc 4.000%, 10/16/2023	6/20/2028	(1.000%)	0.965%	EUR	(5,600,000)	Quarterly	$(9,879)	$49,220	$(59,099)
Citigroup, Inc. 3.400%, 05/01/2026	6/20/2028	(1.000%)	0.946%	$	(4,800,000)	Quarterly	(11,921)	(44,217)	32,296
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027	6/20/2028	(5.000%)	2.930%		(5,100,000)	Quarterly	(448,044)	(467,029)	18,985
Comcast Corp. 3.700%, 04/15/2024	6/20/2028	(1.000%)	0.583%		(5,850,000)	Quarterly	(114,275)	(92,769)	(21,506)
Dell, Inc. 7.100%, 04/15/2028	6/20/2028	(1.000%)	1.453%		(6,000,000)	Quarterly	122,878	112,171	10,707
Delta Air Lines, Inc. 7.375%, 01/15/2026	6/20/2028	(5.000%)	2.892%		(3,350,000)	Quarterly	(300,147)	(260,878)	(39,269)
DR Horton, Inc. 1.400%, 10/15/2027	6/20/2028	(1.000%)	0.676%		(1,700,000)	Quarterly	(25,674)	(22,163)	(3,511)
Engie S.A. 1.500%, 03/27/2028	6/20/2028	(1.000%)	0.613%	EUR	(3,450,000)	Quarterly	(69,111)	(40,666)	(28,445)
Exelon Corp. 3.400%, 04/15/2026	6/20/2028	(1.000%)	0.478%	$	(4,100,000)	Quarterly	(100,537)	(84,914)	(15,623)
Expedia Group, Inc. 6.250%, 05/01/2025	6/20/2028	(1.000%)	1.273%		(5,850,000)	Quarterly	72,890	54,121	18,769
FedEx Corp. 3.250%, 04/01/2026	6/20/2028	(1.000%)	0.693%		(5,650,000)	Quarterly	(80,654)	(3,654)	(77,000)
FirstEnergy Corp. 7.375%, 11/15/2031	6/20/2028	(1.000%)	0.853%		(5,850,000)	Quarterly	(39,709)	1,630	(41,339)
Ford Motor Co. 4.346%, 12/08/2026	6/20/2028	(5.000%)	3.195%		(4,750,000)	Quarterly	(359,848)	(205,822)	(154,026)
Gap, Inc. (The) 3.625%, 10/01/2029	6/20/2028	(1.000%)	6.048%		(6,650,000)	Quarterly	1,259,593	1,390,563	(130,970)
General Motors Co. 4.200%, 10/01/2027	6/20/2028	(5.000%)	1.992%		(2,150,000)	Quarterly	(285,304)	(286,054)	750
Hapag-Lloyd AG 2.500%, 04/15/2028	6/20/2028	(5.000%)	2.598%	EUR	(1,900,000)	Quarterly	(217,558)	(195,156)	(22,402)
HP, Inc. 3.000%, 06/17/2027	6/20/2028	(1.000%)	1.183%	$	(4,050,000)	Quarterly	34,031	56,249	(22,218)
ING Groep N.V. 3.496%, 09/20/2023	6/20/2028	(1.000%)	0.780%	EUR	(4,950,000)	Quarterly	(55,835)	(31,752)	(24,083)
International Game Technology Plc 3.500%, 07/15/2024	6/20/2028	(5.000%)	2.405%		(4,750,000)	Quarterly	(592,027)	(421,877)	(170,150)
International Paper Co. 5.000%, 09/15/2035	6/20/2028	(1.000%)	0.750%	$	(5,800,000)	Quarterly	(67,278)	(36,733)	(30,545)
Intrum AB 3.125%, 07/15/2024	6/20/2028	(5.000%)	7.961%	EUR	(2,850,000)	Quarterly	325,548	399,047	(73,499)
ITV Plc 1.375%, 09/26/2026	6/20/2028	(5.000%)	1.638%		(1,800,000)	Quarterly	(300,229)	(298,547)	(1,682)
Koninklijke Philips N.V. 0.500%, 05/22/2026	6/20/2028	(1.000%)	0.803%		(5,250,000)	Quarterly	(52,963)	(26,757)	(26,206)
Kroger Co. (The) 4.500%, 01/15/2029	6/20/2028	(1.000%)	0.603%	$	(5,550,000)	Quarterly	(102,981)	(57,835)	(45,146)
Lincoln National Corp. 3.350%, 03/09/2025	6/20/2028	(1.000%)	2.826%		(6,200,000)	Quarterly	483,049	179,084	303,965
Marks & Spencer Plc 4.250%, 12/08/2023	6/20/2028	(1.000%)	2.682%	EUR	(2,950,000)	Quarterly	235,913	288,327	(52,414)
McKesson Corp. 7.650%, 03/01/2027	6/20/2028	(1.000%)	0.431%	$	(5,550,000)	Quarterly	(148,798)	(113,028)	(35,770)
Nabors Industries, Inc. 5.750%, 02/01/2025	6/20/2028	(1.000%)	5.990%		(6,950,000)	Quarterly	1,304,223	1,198,875	105,348
Naturgy Capital Markets S.A. 1.125%, 04/11/2024	6/20/2028	(1.000%)	0.780%	EUR	(1,900,000)	Quarterly	(21,497)	(17,196)	(4,301)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Netflix, Inc. 4.875%, 06/15/2030	6/20/2028	(5.000%)	0.847%	$	(5,000,000)	Quarterly	$(961,332)	$(875,319)	$(86,013)
Newell Brands, Inc. 4.700%, 04/01/2026	6/20/2028	(1.000%)	3.563%		(6,550,000)	Quarterly	695,245	713,633	(18,388)
Nokia Oyj 2.000%, 03/15/2024	6/20/2028	(5.000%)	1.297%	EUR	(4,700,000)	Quarterly	(876,027)	(862,748)	(13,279)
Nordstrom, Inc. 6.950%, 03/15/2028	6/20/2028	(1.000%)	6.212%	$	(5,250,000)	Quarterly	1,020,321	1,147,125	(126,804)
NRG Energy, Inc. 5.750%, 01/15/2028	6/20/2028	(5.000%)	3.250%		(5,500,000)	Quarterly	(403,109)	(244,309)	(158,800)
Olin Corp. 5.125%, 09/15/2027	6/20/2028	(1.000%)	1.925%		(5,700,000)	Quarterly	233,635	236,621	(2,986)
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	6/20/2028	(1.000%)	0.464%		(5,800,000)	Quarterly	(146,302)	(97,992)	(48,310)
Ovintiv, Inc. 8.125%, 09/15/2030	6/20/2028	(1.000%)	1.577%		(5,950,000)	Quarterly	154,475	128,704	25,771
PostNL N.V. 1.000%, 11/21/2024	6/20/2028	(1.000%)	1.618%	EUR	(5,700,000)	Quarterly	174,989	269,328	(94,339)
Prudential Funding Asia Plc 5.875%, 05/11/2029	6/20/2028	(1.000%)	0.775%		(4,850,000)	Quarterly	(56,138)	(49,937)	(6,201)
Realogy Group LLC / Realogy Co-Issuer Corp. 5.250%, 04/15/2030	6/20/2028	(5.000%)	9.178%	$	(4,750,000)	Quarterly	661,353	798,000	(136,647)
Repsol International Finance B.V. 2.250%, 12/10/2026	6/20/2028	(1.000%)	0.774%	EUR	(5,050,000)	Quarterly	(58,530)	(33,697)	(24,833)
Standard Chartered Plc 4.050%, 04/12/2026	6/20/2028	(1.000%)	0.880%		(3,700,000)	Quarterly	(22,732)	(9,463)	(13,269)
Stora Enso Oyj 2.500%, 06/07/2027	6/20/2028	(5.000%)	0.988%		(4,600,000)	Quarterly	(941,028)	(909,124)	(31,904)
Sudzucker International Finance B.V. 1.250%, 11/29/2023	6/20/2028	(1.000%)	0.979%		(5,300,000)	Quarterly	(5,452)	31,883	(37,335)
Telefonaktiebolaget LM Ericsson 1.875%, 03/01/2024	6/20/2028	(1.000%)	1.736%		(5,600,000)	Quarterly	203,994	270,093	(66,099)
Telenor ASA 2.625%, 12/06/2024	6/20/2028	(1.000%)	0.429%		(3,850,000)	Quarterly	(114,776)	(97,763)	(17,013)
Tesco Plc 6.150%, 11/15/2037	6/20/2028	(1.000%)	0.983%		(5,600,000)	Quarterly	(4,647)	46,429	(51,076)
thyssenkrupp AG 2.500%, 02/25/2025	6/20/2028	(1.000%)	3.488%		(5,700,000)	Quarterly	652,263	821,419	(169,156)
United States Steel Corp. 6.650%, 06/01/2037	6/20/2028	(5.000%)	4.243%	$	(5,650,000)	Quarterly	(171,677)	(166,098)	(5,579)
Uniti Fiber Holdings, Inc. 4.000%, 06/15/2024	6/20/2028	(5.000%)	14.308%		(2,850,000)	Quarterly	737,269	609,188	128,081
Universal Health Services, Inc. 2.650%, 10/15/2030	6/20/2028	(1.000%)	1.482%		(1,900,000)	Quarterly	41,345	47,822	(6,477)
Valeo 3.250%, 01/22/2024	6/20/2028	(1.000%)	2.815%	EUR	(5,900,000)	Quarterly	506,557	630,399	(123,842)
Valero Energy Corp. 8.750%, 06/15/2030	6/20/2028	(1.000%)	0.793%	$	(5,800,000)	Quarterly	(55,574)	(17,710)	(37,864)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Veolia Environnement S.A. 0.892%, 01/14/2024	6/20/2028	(1.000%)	0.578%	EUR	(5,400,000)	Quarterly	$(118,168)	$(66,157)	$(52,011)
Vivendi SE 1.875%, 05/26/2026	6/20/2028	(1.000%)	1.144%		(5,200,000)	Quarterly	38,162	114,161	(75,999)
Vodafone Group Plc 1.750%, 08/25/2023	6/20/2028	(1.000%)	0.889%		(5,500,000)	Quarterly	(31,170)	(273)	(30,897)
WPP Finance S.A. 2.250%, 09/22/2026	6/20/2028	(1.000%)	0.906%		(5,500,000)	Quarterly	(26,467)	5,300	(31,767)

Total Buy Protection							$(1,422,227)	$675,566	$(2,097,793)

Sell Protection
Airbus SE 2.375%, 04/02/2024	6/20/2028	1.000%	0.824%	EUR	5,200,000	Quarterly	$47,034	$(21,670)	$68,704
American Airlines Group, Inc. 3.750%, 03/01/2025	6/20/2028	5.000%	9.501%	$	5,250,000	Quarterly	(777,945)	(728,438)	(49,507)
ArcelorMittal S.A. 1.750%, 11/19/2025	6/20/2028	5.000%	2.238%	EUR	4,450,000	Quarterly	594,588	599,796	(5,208)
Assicurazioni Generali SpA 5.125%, 09/16/2024	6/20/2028	1.000%	0.903%		4,800,000	Quarterly	23,788	7,360	16,428
AT&T, Inc. 3.800%, 02/15/2027	6/20/2028	1.000%	0.991%	$	5,900,000	Quarterly	2,312	7,372	(5,060)
Avnet, Inc. 3.000%, 05/15/2031	6/20/2028	1.000%	1.379%		5,800,000	Quarterly	(99,882)	(120,253)	20,371
AXA S.A. 2.875%, 06/15/2024	6/20/2028	1.000%	0.755%	EUR	5,350,000	Quarterly	67,404	55,085	12,319
Banco Santander S.A. 5.780%, 02/17/2028	6/20/2028	1.000%	1.018%		3,200,000	Quarterly	59,585	(16,265)	75,850
Bath & Body Works, Inc. 5.250%, 02/01/2028	6/20/2028	1.000%	3.689%	$	1,900,000	Quarterly	(210,550)	(199,500)	(11,050)
Beazer Homes USA, Inc. 6.750%, 03/15/2025	6/20/2028	5.000%	5.076%		6,000,000	Quarterly	(18,421)	(280,286)	261,865
BNP Paribas S.A. 2.875%, 09/26/2023	6/20/2028	1.000%	0.999%	EUR	5,500,000	Quarterly	93,381	22,536	70,845
Bombardier, Inc. 7.450%, 05/01/2034	6/20/2028	5.000%	3.213%	$	5,350,000	Quarterly	401,044	372,530	28,514
BorgWarner, Inc. 3.375%, 03/15/2025	6/20/2028	1.000%	0.662%		4,750,000	Quarterly	74,831	55,697	19,134
BP Capital Markets Plc 1.876%, 04/07/2024	6/20/2028	1.000%	0.830%	EUR	5,350,000	Quarterly	46,646	15,515	31,131
Carnival Corp. 6.650%, 01/15/2028	6/20/2028	1.000%	10.631%	$	4,750,000	Quarterly	(1,445,097)	(1,270,625)	(174,472)
Commerzbank AG 1.000%, 03/04/2026	6/20/2028	1.000%	1.415%	EUR	5,500,000	Quarterly	49,038	(99,535)	148,573
Conagra Brands, Inc. 7.000%, 10/01/2028	6/20/2028	1.000%	0.703%	$	5,800,000	Quarterly	80,086	24,728	55,358
Delta Air Lines, Inc. 7.375%, 01/15/2026	6/20/2028	5.000%	2.892%		5,100,000	Quarterly	456,939	426,201	30,738
Deutsche Bank AG 1.125%, 08/30/2023	6/20/2028	1.000%	2.062%	EUR	5,800,000	Quarterly	(137,598)	(310,885)	173,287
Deutsche Lufthansa AG 0.250%, 09/06/2024	6/20/2028	1.000%	2.261%		5,700,000	Quarterly	(347,658)	(331,908)	(15,750)
DR Horton, Inc. 1.400%, 10/15/2027	6/20/2028	1.000%	0.676%	$	3,600,000	Quarterly	54,366	(662)	55,028
EDP Finance B.V. 2.000%, 04/22/2025	6/20/2028	1.000%	0.885%	EUR	3,950,000	Quarterly	23,172	20,249	2,923

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Enbridge, Inc. 3.500%, 06/10/2024	6/20/2028	1.000%	0.991%	$	5,500,000	Quarterly	$2,266	$(1,011)	$3,277
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	6/20/2028	1.000%	1.480%		5,750,000	Quarterly	(124,696)	(142,243)	17,547
General Electric Co. 6.750%, 03/15/2032	6/20/2028	1.000%	0.854%		5,700,000	Quarterly	38,373	9,183	29,190
General Motors Co. 4.200%, 10/01/2027	6/20/2028	5.000%	1.992%		4,950,000	Quarterly	656,863	600,718	56,145
Genworth Holdings, Inc. 6.500%, 06/15/2034	6/20/2028	5.000%	2.458%		2,850,000	Quarterly	313,446	418,987	(105,541)
Goldman Sachs Group, Inc. (The) 6.552%, 10/28/2027	6/20/2028	1.000%	0.977%		5,900,000	Quarterly	6,044	33,861	(27,817)
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	6/20/2028	5.000%	4.224%		5,700,000	Quarterly	177,740	120,915	56,825
HCA, Inc. 5.875%, 02/15/2026	6/20/2028	5.000%	1.038%		2,850,000	Quarterly	518,660	489,253	29,407
HeidelbergCement AG 2.250%, 06/03/2024	6/20/2028	5.000%	1.384%	EUR	4,600,000	Quarterly	834,182	773,770	60,412
Hess Corp. 3.500%, 07/15/2024	6/20/2028	1.000%	1.321%	$	5,900,000	Quarterly	(86,148)	(71,954)	(14,194)
Holcim AG 1.000%, 12/11/2024	6/20/2028	1.000%	1.201%	EUR	5,650,000	Quarterly	(57,699)	(111,956)	54,257
Howmet Aerospace, Inc. 5.125%, 10/01/2024	6/20/2028	1.000%	1.485%	$	5,650,000	Quarterly	(123,677)	(64,126)	(59,551)
Imperial Brands Finance Plc 1.375%, 01/27/2025	6/20/2028	1.000%	1.103%	EUR	5,600,000	Quarterly	(29,351)	(80,551)	51,200
KB Home 6.875%, 06/15/2027	6/20/2028	5.000%	2.370%	$	4,750,000	Quarterly	542,564	339,519	203,045
Koninklijke KPN N.V. 5.625%, 09/30/2024	6/20/2028	1.000%	0.689%	EUR	4,650,000	Quarterly	74,565	52,405	22,160
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028	6/20/2028	1.000%	1.175%	$	5,900,000	Quarterly	(47,348)	(167,652)	120,304
Lennar Corp. 4.875%, 12/15/2023	6/20/2028	5.000%	1.000%		4,800,000	Quarterly	883,214	784,734	98,480
Marks & Spencer Plc 4.250%, 12/08/2023	6/20/2028	1.000%	2.682%	EUR	2,950,000	Quarterly	(235,913)	(240,623)	4,710
MDC Holdings, Inc. 3.850%, 01/15/2030	6/20/2028	1.000%	1.598%	$	5,700,000	Quarterly	(153,148)	(308,055)	154,907
MetLife, Inc. 3.600%, 11/13/2025	6/20/2028	1.000%	1.148%		5,900,000	Quarterly	(39,924)	40,335	(80,259)
MGIC Investment Corp. 5.250%, 08/15/2028	6/20/2028	5.000%	1.940%		4,600,000	Quarterly	622,370	550,636	71,734
Motorola Solutions, Inc. 7.500%, 05/15/2025	6/20/2028	1.000%	0.568%		5,850,000	Quarterly	118,355	108,723	9,632
Navient Corp. 5.500%, 03/15/2029	6/20/2028	5.000%	4.667%		5,750,000	Quarterly	75,531	75,871	(340)
Next Group Plc 3.625%, 05/18/2028	6/20/2028	1.000%	1.412%	EUR	5,550,000	Quarterly	(114,708)	(192,139)	77,431
Oracle Corp. 3.250%, 11/15/2027	6/20/2028	1.000%	0.758%	$	5,900,000	Quarterly	66,379	59,972	6,407

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Pitney Bowes, Inc. 4.625%, 03/15/2024	6/20/2028	1.000%	12.043%	$	1,900,000	Quarterly	$(630,339)	$(608,000)	$(22,339)
Prudential Financial, Inc. 3.878%, 03/27/2028	6/20/2028	1.000%	1.099%		5,850,000	Quarterly	(26,702)	46,561	(73,263)
PulteGroup, Inc. 7.875%, 06/15/2032	6/20/2028	5.000%	0.991%		4,800,000	Quarterly	885,552	782,215	103,337
Radian Group, Inc. 4.500%, 10/01/2024	6/20/2028	5.000%	2.111%		5,000,000	Quarterly	634,155	666,762	(32,607)
Rolls-Royce Plc 0.875%, 05/09/2024	6/20/2028	1.000%	2.604%	EUR	1,900,000	Quarterly	(145,327)	(157,304)	11,977
Royal Caribbean Cruises Ltd. 3.700%, 03/15/2028	6/20/2028	5.000%	5.432%	$	5,700,000	Quarterly	(94,922)	(168,301)	73,379
Ryder System, Inc. 3.875%, 12/01/2023	6/20/2028	1.000%	1.218%		4,900,000	Quarterly	(48,779)	(88,033)	39,254
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	6/20/2028	1.000%	0.860%		5,800,000	Quarterly	37,443	(18,605)	56,048
Stellantis N.V. 2.000%, 03/20/2025	6/20/2028	5.000%	1.498%	EUR	4,600,000	Quarterly	804,042	728,965	75,077
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	6/20/2028	1.000%	0.688%		3,250,000	Quarterly	52,310	55,522	(3,212)
T-Mobile USA, Inc. 4.750%, 02/01/2028	6/20/2028	5.000%	0.981%		$5,000,000	Quarterly	925,295	927,600	(2,305)
Teck Resources Ltd. 6.125%, 10/01/2035	6/20/2028	5.000%	1.675%		5,000,000	Quarterly	743,221	782,561	(39,340)
Telecom Italia SpA 3.625%, 01/19/2024	6/20/2028	1.000%	3.333%	EUR	5,700,000	Quarterly	(607,129)	(607,129)	—
Telefonica Emisiones S.A. 1.528%, 01/17/2025	6/20/2028	1.000%	0.997%		5,500,000	Quarterly	833	(24,196)	25,029
Tesla, Inc. 2.000%, 05/15/2024	6/20/2028	1.000%	1.737%	$	5,600,000	Quarterly	(184,237)	(238,854)	54,617
Toll Brothers Finance Corp. 4.350%, 02/15/2028	6/20/2028	1.000%	1.539%		6,100,000	Quarterly	(148,044)	(279,386)	131,342
Transocean, Inc. 8.000%, 02/01/2027	6/20/2028	1.000%	9.402%		7,600,000	Quarterly	(2,109,955)	(1,871,500)	(238,455)
UniCredit SpA 2.125%, 10/24/2026	6/20/2028	1.000%	1.087%	EUR	4,750,000	Quarterly	(21,161)	(33,743)	12,582
United Airlines Holdings, Inc. 5.000%, 02/01/2024	6/20/2028	5.000%	5.870%	$	5,700,000	Quarterly	(187,926)	(55,279)	(132,647)
United States Steel Corp. 6.650%, 06/01/2037	6/20/2028	5.000%	4.243%		5,650,000	Quarterly	171,677	200,911	(29,234)
Volkswagen International Finance N.V. 4.210%, 11/16/2024	6/20/2028	1.000%	1.130%	EUR	2,900,000	Quarterly	(19,180)	(37,574)	18,394
Wendel SE 1.375%, 04/26/2026	6/20/2028	5.000%	1.131%		4,600,000	Quarterly	902,042	887,640	14,402
Yum! Brands, Inc. 3.625%, 03/15/2031	6/20/2028	1.000%	0.938%	$	4,750,000	Quarterly	13,408	(15,274)	28,682
Zurich Insurance Co. Ltd. 0.500%, 12/18/2024	6/20/2028	1.000%	0.730%	EUR	3,300,000	Quarterly	45,847	47,732	(1,885)

Total Sell Protection							$3,947,127	$2,228,905	$1,718,222

Total							$2,524,900	$2,904,471	$(379,571)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)(Continued)

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 40.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
Distell Group Holdings Ltd. ZAR	11/22/2023	Goldman Sachs & Co.	Pays	1 Month SABOR + 1.500%	$	ZAR (32,445)	Monthly	$302,083	$297,004	$5,079
iBoxx USD Liquid High Yield Index USD	6/20/2023	JPMorgan Chase Bank N.A.	Receives	SOFR	$	55,000,000	Quarterly	(1,358,292)	—	(1,358,292)

Total								$(1,056,209)	$297,004	$(1,353,213)

(1)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Apple, Inc.	Goldman Sachs & Co.	$165.00	4/21/2023	(4)	$(65,960)	$(1,400)	$(559)	$(841)
Bristol-myers Squibb Co.	Morgan Stanley & Co.	75.00	4/21/2023	(3)	(20,793)	(6)	(188)	182
Broadcom, Inc.	Morgan Stanley & Co.	630.00	4/21/2023	(1)	(64,154)	(2,249)	(837)	(1,412)
Cisco Systems, Inc.	Morgan Stanley & Co.	52.50	4/21/2023	(4)	(20,910)	(228)	(203)	(25)
Coca-Cola Co. (The)	Morgan Stanley & Co.	62.50	4/21/2023	(9)	(55,827)	(549)	(456)	(93)
Crane Holdings Co.	Goldman Sachs & Co.	130.00	6/16/2023	(35)	(397,250)	(4,725)	(12,191)	7,466
Cummins, Inc.	Goldman Sachs & Co.	270.00	4/21/2023	(1)	(23,888)	(6)	(297)	291
Deere & Co.	Morgan Stanley & Co.	460.00	4/21/2023	(1)	(41,288)	(21)	(561)	540
Lockheed Martin Corp.	Morgan Stanley & Co.	500.00	4/21/2023	(1)	(47,273)	(120)	(827)	707
Merck & Co., Inc.	Morgan Stanley & Co.	115.00	4/21/2023	(4)	(42,556)	(36)	(523)	487
Microchip Technology, Inc.	Morgan Stanley & Co.	90.00	4/21/2023	(6)	(50,268)	(324)	(646)	322
Morgan Stanley	Goldman Sachs & Co.	105.00	4/21/2023	(4)	(35,120)	(12)	(551)	539
Packaging Corp. of America	Morgan Stanley & Co.	145.00	4/21/2023	(1)	(13,883)	(65)	(133)	68
Qualcomm, Inc.	Morgan Stanley & Co.	140.00	4/21/2023	(4)	(51,032)	(136)	(595)	459
Rogers Corp.	Morgan Stanley & Co.	160.00	4/21/2023	(25)	(408,575)	(17,500)	(8,882)	(8,618)
Starbucks Corp.	Goldman Sachs & Co.	115.00	4/21/2023	(6)	(62,478)	(66)	(568)	502
Union Pacific Corp.	Morgan Stanley & Co.	225.00	4/21/2023	(1)	(20,126)	(5)	(222)	217
United Parcel Service, Inc.	Morgan Stanley & Co.	195.00	4/21/2023	(2)	(38,798)	(650)	(409)	(241)
Total Written Options						$(28,098)	$(28,648)	$550

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Consumer Staples: 0.0%
648	Moran Foods LLC*	$365

TOTAL COMMON STOCKS (Cost $0)		365

PREFERRED STOCKS: 1.8%
Financials: 1.8%
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	32,500
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026*	204,433
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	703,040
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	515,034
	Selective Insurance Group, Inc.
2,000	4.600%, 12/15/2025(a)	34,400

TOTAL PREFERRED STOCKS (Cost $1,711,149)		1,489,407

Principal Amount^
ASSET-BACKED SECURITIES: 19.4%
	AASET Trust
$220,258	Series 2019-2-B 4.458%, 10/16/2039(b)	78,829
138,939	Series 2020-1A-B 4.335%, 01/16/2040(b)	63,342
	AASET US Ltd.
138,193	Series 2018-2A-A 4.454%, 11/18/2038(b)	121,625
	ABPCI Direct Lending Fund ABS I Ltd.
120,000	Series 2020-1A-B 4.935%, 12/20/2030(b)	109,573
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 9.308%, 04/20/2032(b)(c) 3 mo. USD LIBOR + 4.500%	233,739
	ABPCI Direct Lending Fund IX LLC
500,000	Series 2020-9A-BR 7.315%, 11/18/2031(b)(c) 3 mo. USD LIBOR + 2.500%	468,062
	Adams Outdoor Advertising L.P.
342,195	Series 2018-1-A 4.810%, 11/15/2048(b)	326,936
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(b)	208,012
	Applebee’s Funding LLC / IHOP Funding LLC
247,500	Series 2019-1A-A2I 4.194%, 06/05/2049(b)	242,611
99,000	Series 2019-1A-A2II 4.723%, 06/05/2049(b)	92,824
	Ares Finance Co. II LLC
500,000	0.000%, 10/15/2036(d)	470,000
	Atlas Senior Loan Fund Ltd.
350,000	Series 2018-9A-C 6.608%, 04/20/2028(b)(c) 3 mo. USD LIBOR + 1.800%	340,146

Principal Amount^		Value
	Business Jet Securities LLC
$54,403	Series 2020-1A-B 3.967%, 11/15/2035(b)	$50,409
319,920	Series 2022-1A-B 5.192%, 06/15/2037(b)	300,962
	CARS-DB4 L.P.
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(b)	207,314
100,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	86,191
	Castlelake Aircraft Securitization Trust
78,707	Series 2018-1-A 4.125%, 06/15/2043(b)	71,177
	Castlelake Aircraft Structured Trust
181,323	Series 2021-1A-B 6.656%, 01/15/2046(b)	150,502
	CHCP Ltd.
100,000	Series 2021-FL1-D 7.774%, 02/15/2038(b)(c) TSFR1M + 3.114%	93,201
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 7.908%, 04/20/2030(b)(c) 3 mo. USD LIBOR + 3.100%	233,331
	Digital Brige Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(b)	302,737
	Dryden Senior Loan Fund
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(b)(d)	210,855
	Elm Trust
108,923	Series 2020-4A-B 3.866%, 10/20/2029(b)	98,694
	Falcon Aerospace Ltd.
245,854	Series 2017-1-B 6.300%, 02/15/2042(b)	216,661
	First Franklin Mortgage Loan Trust
445,775	Series 2006-FF16-2A4 5.265%, 12/25/2036(c) 1 mo. USD LIBOR + 0.420%	190,976
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(b)	136,828
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(b)	91,724
	Firstkey Revolving Trust
150,000	0.000%, 11/30/2058(d)(i)	146,139
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 6.592%, 10/15/2033(b)(c) 3 mo. USD LIBOR + 1.800%	238,049
	FS Rialto Issuer LLC
100,000	Series 2022-FL5-C 8.613%, 06/19/2037(b)(c) TSFR1M + 3.921%	94,642
100,000	Series 2022-FL6-C 8.921%, 08/17/2037(b)(c) TSFR1M + 4.230%	98,627
	GAIA Aviation Ltd.
142,013	Series 2019-1-A 3.967%, 12/15/2044(b)(e)	130,299

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	GoldentTree Loan Management US CLO 1 Ltd.
$250,000	Series 2021-9A-D 7.708%, 01/20/2033(b)(c) 3 mo. USD LIBOR + 2.900%	$231,774
	Golub Capital Partners ABS Funding Ltd.
150,000	Series 2020-1A-B 4.496%, 01/22/2029(b)	141,261
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(b)	636,570
	IP Lending II Ltd.
100,000	Series 2021-2A-SNR 3.650%, 07/15/2025(b)	96,625
	Jersey Mike’s Funding
99,500	Series 2021-1A-A2I 2.891%, 02/15/2052(b)	87,372
	JOL Air Ltd.
179,156	Series 2019-1-A 3.967%, 04/15/2044(b)	152,310
	KDAC Aviation Finance Ltd.
129,487	Series 2017-1A-A 4.212%, 12/15/2042(b)	106,828
	LCCM Trust
150,000	Series 2021-FL3-C 7.284%, 11/15/2038(b)(c) 1 mo. USD LIBOR + 2.600%	140,430
	LCM 35 Ltd.
520,000	Series 35A-SUB 0.000%, 10/15/2034(b)(d)	396,451
	LCM 37 Ltd.
300,000	Series 37A-SUB 0.000%, 04/15/2034(b)(d)	198,928
	LCM 39 Ltd.
250,000	Series 39A-E 12.755%, 10/15/2034(b)(c) TSFR3M + 8.830%	241,046
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 7.658%, 01/17/2037(b)(c) SOFR 30-day + 3.100%	188,155
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE5-D 7.684%, 07/15/2036(b)(c) 1 mo. USD LIBOR + 3.000%	90,431
100,000	Series 2021-CRE6-D 7.534%, 11/15/2038(b)(c) 1 mo. USD LIBOR + 2.850%	88,796
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 7.798%, 04/19/2033(b)(c) 3 mo. USD LIBOR + 3.000%	236,325
	Marathon CLO V Ltd.
250,000	Series 2013-5A-BR 6.765%, 11/21/2027(b)(c) 3 mo. USD LIBOR + 1.850%	244,589
	MCA Fund Holding LLC
172,163	Series 2020-1-B 4.247%, 11/15/2035(b)	164,079

Principal Amount^		Value
	MF1 LLC
$250,000	Series 2022-FL10-C 9.239%, 09/17/2037(b)(c) TSFR1M + 4.483%	$247,903
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 6.992%, 07/15/2029(b)(c) 3 mo. USD LIBOR + 2.200%	470,731
	Monroe Capital ABS Funding Ltd.
180,000	Series 2021-1A-A2 2.815%, 04/22/2031(b)	168,096
	Monroe Capital Income Plus ABS Funding LLC
140,000	Series 2022-1A-B 5.150%, 04/30/2032(b)	125,522
	Morgan Stanley ABS Capital I, Inc. Trust
270,771	Series 2006-HE8-A2D 5.065%, 10/25/2036(c) 1 mo. USD LIBOR + 0.220%	120,810
349,662	Series 2007-HE4-A2C 5.075%, 02/25/2037(c) 1 mo. USD LIBOR + 0.230%	117,413
	Morgan Stanley IXIS Real Estate Capital Trust
350,657	Series 2006-2-A4 5.065%, 11/25/2036(c) 1 mo. USD LIBOR + 0.220%	116,442
	Nassau CFO LLC
143,189	Series 2019-1-A 3.980%, 08/15/2034(b)	137,500
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(b)(d)	207,181
	Newtek Small Business Loan Trust
71,767	Series 2018-1-A 7.450%, 02/25/2044(b)(c) 1 mo. PRIME - 0.550%	70,832
32,621	Series 2018-1-B 8.750%, 02/25/2044(b)(c) 1 mo. PRIME + 0.750%	32,327
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 9.088%, 01/25/2032(b)(c) 3 mo. USD LIBOR + 4.270%	228,475
	Northwoods Capital 22 Ltd.
250,000	Series 2020-22A ER 13.096%, 09/01/2031(b)(c) TSFR3M + 8.190%	222,680
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(b)	327,559
	Oxford Finance Funding LLC
176,704	Series 2020-1A-B 4.037%, 02/15/2028(b)	173,670
	Oxford Finance Funding Trust
200,000	Series 2023-1A-B 7.879%, 02/15/2031(b)	199,164
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(b)(d)	118,297

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
$250,000	Series 2021-3A-C 7.308%, 07/20/2029(b)(c) 3 mo. USD LIBOR + 2.500%	$237,744
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(b)(d)	132,090
	PennantPark CLO II Ltd.
250,000	Series 2020-2A-D 11.292%, 01/15/2032(b)(c) 3 mo. USD LIBOR + 6.500%	244,941
	ReadyCap Lending Small Business Loan Trust
72,513	Series 2019-2-A 7.500%, 12/27/2044(b)(c) 1 mo. PRIME - 0.500%	69,324
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(b)	222,007
	Sapphire Aviation Finance I Ltd.
109,467	Series 2018-1A-A 4.250%, 03/15/2040(b)	89,254
	Sapphire Aviation Finance II Ltd.
233,783	Series 2020-1A-B 4.335%, 03/15/2040(b)	170,086
	Secured Tenant Site Contract Revenue Notes
112,834	Series 2018-1A-C 3.970%, 06/15/2048(b)	112,448
	SERVPRO Master Issuer LLC
96,750	Series 2019-1A-A2 3.882%, 10/25/2049(b)	88,686
	Sonic Capital LLC
48,708	Series 2020-1A-A2II 4.336%, 01/20/2050(b)	43,739
	Sprite Ltd.
211,682	Series 2021-1-A 3.750%, 11/15/2046(b)	189,814
	Start Ltd.
131,226	Series 2018-1-A 4.089%, 05/15/2043(b)	114,174
	STWD Ltd.
100,000	Series 2022-FL3-D 7.308%, 11/15/2038(b)(c) SOFR 30-day + 2.750%	93,643
	Sunbird Engine Finance LLC
183,412	Series 2020-1A-B 4.703%, 02/15/2045(b)	105,850
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.000%, 04/22/2035(b)(d)	501,205
	Thrust Engine Leasing DAC
406,877	Series 2021-1A-B 6.121%, 07/15/2040(b)	304,506
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(b)	214,992
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(b)	226,186
	VCP RRL ABS I Ltd.
70,861	Series 2021-1A-C 5.425%, 10/20/2031(b)	64,231

Principal Amount^		Value
	Venture XIII CLO Ltd.
$250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(d)	$16,521

TOTAL ASSET-BACKED SECURITIES (Cost $17,653,619)		15,673,030

BANK LOANS: 20.5%
	Accuride Corp.
43,875	10.090%, 11/17/2023(c) 1 mo. LIBOR + 5.250%	34,972
	AHP Health Partners, Inc.
559,460	8.340%, 08/24/2028(c) 1 mo. LIBOR + 3.500%	549,902
	Air Canada
729,488	8.369%, 08/11/2028(c) 3 mo. LIBOR + 3.500%	729,261
	AL NGPL Holdings LLC
303,587	8.562%, 04/14/2028(c) 3mo. SOFR + 3.750%	301,025
	Allen Media LLC
514,016	10.548%, 02/10/2027(c) 3 mo. LIBOR + 5.500%	454,905
	AllSpring Buyer LLC
154,225	8.648%, 11/01/2028(c) 3 mo. SOFR + 3.750%	154,225
	American Airlines, Inc.
700,000	9.558%, 04/20/2028(c) 3 mo. LIBOR + 4.750%	711,862
	API Technologies Corp.
96,250	9.409%, 05/09/2026(c) 3 mo. LIBOR + 4.250%	68,979
	Arctic Glacier U.S.A., Inc.
100,000	8.659%, 03/20/2024(c) 3 mo. LIBOR + 3.500%	90,636
	Aston FinCo S.A.R.L.
97,000	9.090%, 10/09/2026(c) 1 mo. LIBOR + 4.250%	83,420
	Athenahealth Group, Inc.
376,040	8.259%, 02/15/2029(c) 1 mo. SOFR + 3.500%	353,008
	Atlas CC Acquisition Corp.
15,990	9.402%, 05/25/2028(c) 3 mo. SOFR + 4.250%	13,831
3,252	9.402%, 05/25/2028(c) 3 mo. SOFR + 4.250%	2,813
	Avalara, Inc.
136,364	12.148%, 10/19/2028(c)(i) 3 mo. SOFR + 7.250%	134,534
	Bausch Health Cos., Inc.
101,063	10.093%, 02/01/2027(c) 1 mo. SOFR + 5.250%	75,601
	Blue Ribbon LLC
234,808	10.662%, 05/08/2028(c) 1 mo. LIBOR + 6.000%	177,084
	Camin Cargo Control, Inc.
94,860	11.340%, 06/04/2026(c) 1 mo. LIBOR + 6.500%	91,540
	CDK Global, Inc.
618,450	9.148%, 07/06/2029(c) 3 mo. SOFR + 4.250%	617,501
	Cengage Learning, Inc.
46,164	9.880%, 07/14/2026(c) 6 mo. LIBOR + 4.750%	42,962

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Chef’s Warehouse Leasing Co. LLC (The)
$99,500	9.657%, 08/23/2029(c) 1 mo. SOFR + 4.750%	$99,251
	Clarios Global L.P.
579,243	8.090%, 04/30/2026(c) 1 mo. LIBOR + 3.250%	577,311
	Congruex Group LLC
45,214	10.576%, 05/03/2029(c) 3 mo. SOFR + 5.750%	43,857
	Connect Finco S.A.R.L.
509,495	8.350%, 12/11/2026(c) 1 mo. LIBOR + 3.500%	507,108
	CP Atlas Buyer, Inc.
25,454	8.407%, 11/23/2027(c) 1 mo. SOFR + 3.500%	22,704
	Denali Water Solutions
60,846	9.298%, 03/27/2028(c) 3 mo. SOFR + 4.250%	55,370
	Dhanani Group, Inc.
99,091	10.843%, 07/20/2025(c) 1 mo. SOFR + 6.000%	96,614
	Eastern Power LLC
363,049	8.909%, 10/02/2025(c) 3 mo. LIBOR + 3.750%	334,827
	Eisner Advisory Group LLC
29,390	10.172%, 07/28/2028(c) 1 mo. SOFR + 5.250%	29,426
	EyeCare Partners LLC
97,156	8.590%, 02/18/2027(c) 1 mo. LIBOR + 3.750%	79,749
	First Brands Group LLC
246,485	10.252%, 03/30/2027(c) 6 mo. SOFR CME + 5.000%	238,012
	Firstdigital Communications LLC
50,000	9.125%, 12/17/2026(c)(i) 1 mo. LIBOR + 4.250%	48,933
	Florida Food Products LLC
67,936	9.840%, 10/18/2028(c) 1 mo. LIBOR + 5.000%	63,521
	FR Refuel LLC
89,219	9.422%, 11/08/2028(c) 1 mo. SOFR + 4.500%	85,427
	GEON Performance Solutions LLC
354,600	9.659%, 08/18/2028(c) 3 mo. LIBOR + 4.500%	350,020
	Gibson Brands, Inc.
98,750	9.919%, 08/11/2028(c) 3 mo. LIBOR + 5.000%	79,123
	GIP II Blue Holding, L.P
292,806	9.659%, 09/29/2028(c) 3 mo. LIBOR + 4.500%	291,801
	Global Medical Response, Inc.
255,987	9.203%, 03/14/2025(c) 1 mo. LIBOR + 4.250%	181,111
	Hamilton Projects Acquiror LLC
12,844	9.659%, 06/17/2027(c) 3 mo. LIBOR + 4.500%	12,766
	Help At Home, Inc.
1,374	5.000%, 10/29/2027(c) 3 mo. SOFR + 5.000%	1,340

Principal Amount^		Value
$21,465	9.910%, 10/29/2027(c) 1 mo. SOFR + 5.000%	$20,929
148,500	9.910%, 10/29/2027(c) 1 mo. SOFR + 5.000%	145,036
	Higginbotham Insurance Agency, Inc.
30,032	10.090%-10.102%, 11/25/2026(c)(i) 1 mo. LIBOR + 5.250%	29,672
98,320	10.090%, 11/25/2026(c)(i) 1 mo. LIBOR + 5.250%	97,141
	HighTower Holdings LLC
37,069	8.815%, 04/21/2028(c) 3 mo. LIBOR + 4.000%	35,123
	Holding Socotec
99,000	9.013%-9.159%, 06/30/2028(c) 3 mo. LIBOR + 4.000% , 2 mo. LIBOR + 4.000%	95,844
	Ilpea Parent, Inc.
764,764	9.350%, 06/22/2028(c) 1 mo. LIBOR + 4.500%	749,947
	Imagefirst Holdings LLC
28,098	9.659%, 04/27/2028(c) 3 mo. LIBOR + 4.500%	27,114
	Jazz Financing Lux S.A.R.L.
447,292	8.340%, 05/05/2028(c) 1 mo. LIBOR + 3.500%	446,126
	Jones DesLauriers Insurance Management, Inc.
39,870 (CAD)	9.270%, 03/26/2028(c) 3 mo. CDOR + 4.250%	29,216
	Laseraway Intermediate Holdings II LLC
92,606	10.580%, 10/14/2027(c) 3 mo. LIBOR + 5.750%	91,101
	LendingTree, Inc.
555,800	8.600%, 09/15/2028(c) 1 mo. LIBOR + 3.750%	479,378
	MB2 Dental Solutions LLC
79,210	10.840%-10.907%, 01/29/2027(c)(i) 1 mo. LIBOR + 6.000%, 1 mo. SOFR + 6.000%	78,418
108,432	10.907%, 01/29/2027(c)(i) 1 mon. SOFR + 6.000%	106,606
	Medline Borrower, L.P.
405,900	8.090%, 10/23/2028(c) 1 mo. LIBOR + 3.250%	396,292
	Midcap Financial Holdings Trust
244,557	7.892%, 11/22/2028(c) 1 mo. LIBOR + 3.500%	244,681
	Midwest Veterinary Partners LLC
98,500	8.840%, 04/27/2028(c) 1 mo. LIBOR + 4.000%	91,359
	Mileage Plus Holdings LLC
85,000	10.213%, 06/21/2027(c) 3 mo. LIBOR + 5.250%	88,352
	MIP V Waste Holdings LLC
396,000	8.090%, 12/08/2028(c) 1 mo. LIBOR + 3.250%	387,585
	Moran Foods LLC
11,108	12.215%, 04/01/2024(c) 6 mo. LIBOR + 7.000%	8,886

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
$15,385	15.480%, 10/01/2024(c) 3 mo. LIBOR + 10.750%	$10,385
	MPH Acquisition Holdings LLC
350,000	0.000%, 09/01/2028(f)	300,783
748,600	9.203%, 09/01/2028(c) 3 mo. LIBOR + 4.250%	643,332
	NFM & J, L.P.
43,709	10.590%-10.708%, 11/30/2027(c) 1 mo. LIBOR + 5.750%, 3 mo. LIBOR + 5.750%, 2 mo. LIBOR + 5.750%	42,755
49,091	10.703%, 11/30/2027(c) 3 mo. LIBOR + 5.750%	48,019
	NorthRiver Midstream Finance L.P.
573,239	8.004%, 10/01/2025(c) 3 mo. LIBOR + 3.250%	572,104
	Pacific Bells LLC
60,488	9.660%, 11/10/2028(c) 3 mo. LIBOR + 4.500%	58,270
	Packers Holdings LLC
79,936	8.093%, 03/09/2028(c) 1 mo. SOFR + 3.250%	72,525
	Pelican Products, Inc.
74,158	9.409%, 12/29/2028(c) 3 mo. LIBOR + 4.250%	66,248
	Playpower, Inc.
89,106	10.571%, 05/08/2026(c) 3 mo. LIBOR + 4.500%	65,938
	Propulsion (BC) Finco S.A.R.L.
478,800	8.898%, 09/14/2029(c) 3 mo. SOFR + 4.000%	471,319
	Resonetics LLC
20,343	9.102%, 04/28/2028(c) 6 mo. LIBOR + 4.000%	19,570
	ScribeAmerica Intermediate Holdco LLC
46,465	9.340%, 04/03/2025(c) 1 mo. LIBOR + 4.500%	27,414
	Sitecore Holding III A/S
113,983	11.375%, 09/01/2028(c)(i) 3 mo. LIBOR + 6.250%	112,977
	Southern Veterinary Partners LLC
70,843	8.840%, 10/05/2027(c) 1 mo. LIBOR + 4.000%	68,452
	SP PF Buyer LLC
146,565	9.340%, 12/22/2025(c) 1 mo. LIBOR + 4.500%	91,273
	Sweetwater Borrower LLC
96,040	9.125%, 08/07/2028(c) 1 mo. LIBOR + 4.250%	91,238
	Syndigo LLC
121,873	9.278%, 12/15/2027(c) 1 mo. LIBOR + 4.500%	113,037
	System One Holdings LLC
746,700	8.877%-9.115%, 03/02/2028(c) 3 mo. SOFR + 4.000%	730,836
	Teneo Holdings LLC
6,174	10.157%, 07/11/2025(c) 1 mo. SOFR + 5.250%	6,122
	UGI Energy Services LLC
231,021	8.157%, 02/22/2030(c) 1 mo. SOFR + 3.250%	228,952

Principal Amount^		Value
	United Airlines, Inc.
$641,900	8.568%, 04/21/2028(c) 3 mo. LIBOR + 3.750%	$638,771
	Venture Global Calcasieu Pass LLC
24,180	0.832%, 08/19/2026(c) 3 mo. LIBOR + 0.831%	24,059
	Verscend Holding Corp.
193,421	8.840%, 08/27/2025(c) 1 mo. LIBOR + 4.000%	193,481
	Weber-Stephen Products LLC
99,000	9.157%, 10/30/2027(c) 1 mo. SOFR + 4.250%	85,903
	Women’s Care Enterprises LLC
193,312	9.325%, 01/15/2028(c) 3 mo. LIBOR + 4.500%	180,747
	Xplornet Communications, Inc.
59,974	8.840%, 10/02/2028(c) 1 mo. LIBOR + 4.000%	48,855
	Yak Access LLC
100,000	17.000%, 07/10/2026(c) 3 mo. PRIME + 9.000%	6,500
	Zep, Inc.
21,573	9.159%, 08/12/2024(c) 3 mo. LIBOR + 4.000%	18,684

TOTAL BANK LOANS (Cost $17,485,655)		16,573,687

CONVERTIBLE BONDS: 0.0%
Communications: 0.0%
	Cable One, Inc.
50,000	0.000%, 03/15/2026(g)	39,700

TOTAL CONVERTIBLE BONDS (Cost $43,131)		39,700

CORPORATE BONDS: 26.6%
Basic Materials: 0.5%
	Carpenter Technology Corp.
150,000	7.625%, 03/15/2030	155,295
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(b)	59,571
	SK Invictus Intermediate II S.A.R.L.
100,000	5.000%, 10/30/2029(b)	83,132
	Valvoline, Inc.
89,000	3.625%, 06/15/2031(b)	75,837

		373,835

Communications: 1.7%
	Altice France S.A.
200,000	5.500%, 10/15/2029(b)	153,024
	AMC Networks, Inc.
150,000	4.250%, 02/15/2029	92,384
	British Telecommunications Plc
200,000	4.875%, 11/23/2081(b)(d) 5 year CMT + 3.493%	157,886
	LCPR Senior Secured Financing DAC
50,000	6.750%, 10/15/2027(b)	46,637
200,000	5.125%, 07/15/2029(b)	168,708
	Level 3 Financing, Inc.
231,000	4.250%, 07/01/2028(b)	130,567
	Match Group Holdings II LLC
50,000	4.625%, 06/01/2028(b)	46,263

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	McGraw-Hill Education, Inc.
$100,000	5.750%, 08/01/2028(b)	$87,118
140,000	8.000%, 08/01/2029(b)	114,976
	Paramount Global
60,000	4.950%, 05/19/2050	44,844
	Radiate Holdco LLC / Radiate Finance, Inc.
150,000	4.500%, 09/15/2026(b)	117,527
	Rogers Communications, Inc.
50,000	4.550%, 03/15/2052(b)	41,134
	Virgin Media Finance Plc
100,000	5.000%, 07/15/2030(b)	82,761
	Vodafone Group Plc
100,000	5.125%, 06/04/2081(d) 5 year CMT + 3.073%	70,176

		1,354,005

Consumer, Cyclical: 1.3%
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(b)	65,954
	Air Canada Pass Through Trust
18,715	Series 2020-2-A 5.250%, 10/01/2030(b)	18,248
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(b)	39,440
	CD&R Smokey Buyer, Inc.
100,000	6.750%, 07/15/2025(b)	86,250
	Deuce Finco Plc
100,000 (GBP)	5.500%, 06/15/2027(b)	103,634
	Evergreen Acqco 1 L.P. / TVI, Inc.
100,000	9.750%, 04/26/2028(b)	95,102
	JB Poindexter & Co., Inc.
75,000	7.125%, 04/15/2026(b)	70,396
	Lightning eMotors, Inc.
73,373	Series 2022-1-A 5.500%, 03/01/2037(i)	68,236
36,686	Series 2022-1-B 7.500%, 03/01/2037(i)	33,385
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(b)	105,441
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(b)	83,485
	Scientific Games Holdings L.P. / Scientific Games US FinCo, Inc.
100,000	6.625%, 03/01/2030(b)	88,305
	Superior Plus L.P. / Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(b)	89,410
	Thunderbird Entertainment Group, Inc.
75,046	Series 2022-1-A 5.500%, 03/01/2037(i)	69,793
37,523	Series 2022-1-B 7.500%, 03/01/2037(i)	34,146

		1,051,225

Consumer, Non-cyclical: 1.9%
	ADT Security Corp. (The)
100,000	4.875%, 07/15/2032(b)	88,334

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Altria Group, Inc.
$10,000	4.450%, 05/06/2050	$7,452
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(b)	428,402
	BCP V Modular Services Finance II Plc
100,000 (EUR)	4.750%, 11/30/2028(b)	92,785
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(b)	82,477
	Catalent Pharma Solutions, Inc.
72,000	3.125%, 02/15/2029(b)	63,377
	Endo Luxembourg Finance Co. I S.A.R.L / Endo US, Inc.
100,000	6.125%, 04/01/2029(b)(h)	74,538
	Fontainebleau Las Vegas
50,128()	0.000%, 01/31/2026	50,629
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
50,000	3.750%, 12/01/2031(b)	41,325
100,000	4.375%, 02/02/2052(b)	72,027
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
12,000	7.000%, 12/31/2027(b)	10,481
	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
200,000	5.000%, 02/01/2026(b)	179,176
	Sabre GLBL, Inc.
94,000	7.375%, 09/01/2025(b)	84,083
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(b)	166,120
	Spectrum Brands, Inc.
50,000	5.500%, 07/15/2030(b)	44,045
	WW International, Inc.
100,000	4.500%, 04/15/2029(b)	53,630

		1,538,881

Energy: 2.4%
	BP Capital Markets Plc
250,000	4.875%, 03/22/2030(a)(d) 5 year CMT + 4.398%	227,969
	DT Midstream, Inc.
100,000	4.125%, 06/15/2029(b)	87,784
	Energy Transfer L.P.
390,000	Series A 8.892%, 04/17/2023(a)(d) 3 mo. USD LIBOR + 4.028%	347,364
	Global Partners L.P. / GLP Finance Corp.
200,000	7.000%, 08/01/2027	192,157
25,000	6.875%, 01/15/2029	23,266
	Holly Energy Partners L.P. / Holly Energy Finance Corp.
100,000	6.375%, 04/15/2027(b)	98,950
	ITT Holdings LLC
250,000	6.500%, 08/01/2029(b)	211,305
	Kinetik Holdings L.P.
250,000	5.875%, 06/15/2030(b)	241,000
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(b)	92,833
	NuStar Logistics L.P.
100,000	6.375%, 10/01/2030	96,061

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Occidental Petroleum Corp.
$100,000	7.875%, 09/15/2031	$112,420
	Parkland Corp.
100,000	4.625%, 05/01/2030(b)	89,049
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	146,733

		1,966,891

Financial: 15.3%
	Aegon N.V.
300,000	5.500%, 04/11/2048(d) 6 mo. USD LIBOR + 3.540%	284,342
	Apollo Management Holdings L.P.
700,000	4.950%, 01/14/2050(b)(d) 5 year CMT + 3.266%	575,285
	Arbor Realty SR, Inc.
685,000	8.500%, 10/15/2027(b)	684,756
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(d) 5 year CMT + 3.186%	324,792
	Bank of America Corp.
520,000	Series RR 4.375%, 01/27/2027(a)(d) 5 year CMT + 2.760%	443,380
	Blackstone Mortgage Trust, Inc.
395,000	3.750%, 01/15/2027(b)	310,411
	Brazilian Merchant Voucher Receivables Ltd.
165,760	4.180%, 04/07/2028(i)	162,028
	Bread Financial Holdings, Inc.
375,000	4.750%, 12/15/2024(b)	336,348
	Ceamer Fin 2 Sr Sec Nts
250,000	6.920%, 05/15/2038(i)	245,863
	Charles Schwab Corp. (The)
100,000	Series H 4.000%, 12/01/2030(a)(d) 10 year CMT + 3.079%	78,252
	CION Investment Corp.
230,000	4.500%, 02/11/2026	206,882
	Citigroup, Inc.
100,000	Series W 4.000%, 12/10/2025(a)(d) 5 year CMT + 3.597%	87,683
150,000	Series X 3.875%, 02/18/2026(a)(d) 5 year CMT + 3.417%	127,050
	Corebridge Financial, Inc.
370,000	6.875%, 12/15/2052(b)(d) 5 year CMT + 3.846%	329,653
	Cushman & Wakefield US Borrower LLC
71,000	6.750%, 05/15/2028(b)	63,628
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(d) 5 year CMT + 5.468%	171,476
770,000	5.500%, 01/15/2042(d) 5 year CMT + 4.006%	556,790

Principal Amount^		Value
Financial (continued)
	Equitable Holdings, Inc.
$150,000	Series B 4.950%, 09/15/2025(a)(d) 5 year CMT + 4.736%	$137,090
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(b)	280,349
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(d) 5 year CMT + 6.323%	595,186
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	84,784
	Global Atlantic Fin Co.
250,000	4.700%, 10/15/2051(b)(d) 5 year CMT + 3.796%	201,023
	GLP Capital L.P. / GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	47,646
140,000	4.000%, 01/15/2031	120,100
	Goldman Sachs Group, Inc. (The)
100,000	Series U 3.650%, 08/10/2026(a)(d) 5 year CMT + 2.915%	81,875
	Home Point Capital, Inc.
70,000	5.000%, 02/01/2026(b)	52,231
	Host Hotels & Resorts L.P.
150,000	Series I 3.500%, 09/15/2030	126,743
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(b)	78,281
	Iron Mountain, Inc.
25,000	4.500%, 02/15/2031(b)	21,508
150,000	5.625%, 07/15/2032(b)	137,175
	Jane Street Group / JSG Finance, Inc.
100,000	4.500%, 11/15/2029(b)	90,146
	Jefferies Finance LLC / JFIN Co-Issuer Corp.
200,000	5.000%, 08/15/2028(b)	169,560
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	79,619
100,000	4.750%, 02/01/2030	73,904
56,000	5.000%, 03/01/2031	41,166
	KKR Core Holding Co. LLC
97,440	4.000%, 08/12/2031(i)	87,682
	Kuvare US Holdings, Inc.
100,000	Series A 7.000%, 02/17/2051(b)(d) 5 year CMT + 6.541%	101,000
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(b)	131,066
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(b)	135,147
	Markel Corp.
210,000	6.000%, 06/01/2025(a)(d) 5 year CMT + 5.662%	201,714
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
340,000	5.875%, 05/23/2042(b)(d) 5 year CMT + 3.982%	337,994
	NFP Corp.
170,000	6.875%, 08/15/2028(b)	147,291
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	533,716

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	OneAmerica Financial Partners, Inc.
$70,000	4.250%, 10/15/2050(b)	$51,269
	PartnerRe Finance B LLC
40,000	4.500%, 10/01/2050(d) 5 year CMT + 3.815%	33,259
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	124,520
	Scentre Group Trust
410,000	5.125%, 09/24/2080(b)(d) 5 year CMT + 4.685%	346,570
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(b)	407,350
	SiriusPoint Ltd.
700,000	4.600%, 11/01/2026(b)	590,439
	Starwood Property Trust, Inc.
100,000	4.375%, 01/15/2027(b)	82,405
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	306,742
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(d) 5 year CMT + 4.075%	50,875
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	275,620
	United Insurance Holdings Corp.
530,000	7.250%, 12/15/2027	345,162
	United Wholesale Mortgage LLC
100,000	5.500%, 04/15/2029(b)	83,636
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	308,738
	Wells Fargo & Co.
100,000	Series BB 3.900%, 03/15/2026(a)(d) 5 year CMT + 3.453%	88,333
	Wilton RE Ltd.
250,000	6.000%, 10/22/2030(a)(b)(d) 5 year CMT + 5.266%	222,322

		12,399,855

Industrial: 1.0%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(b)	89,038
	Artera Services LLC
110,000	9.033%, 12/04/2025(b)	94,750
	Brundage-Bone Concrete Pumping Holdings, Inc.
150,000	6.000%, 02/01/2026(b)	140,809
	Cml Fontainebleau Vegas
14,824	0.000%, 01/31/2026(i)	14,972
	Flowserve Corp.
60,000	3.500%, 10/01/2030	51,965
	Fontainebleau Las Vegas Corp.
17,161	10.211%, 01/31/2026	17,161
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(b)	87,685
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(b)	151,420
	Harsco Corp.
175,000	5.750%, 07/31/2027(b)	137,580

Principal Amount^		Value
Industrial (continued)
	TopBuild Corp.
$50,000	3.625%, 03/15/2029(b)	$42,837

		828,217

Technology: 1.7%
	ams-OSRAM AG
265,000	7.000%, 07/31/2025(b)	248,865
	AthenaHealth Group, Inc.
150,000	6.500%, 02/15/2030(b)	121,544
	CDW LLC / CDW Finance Corp.
60,000	3.569%, 12/01/2031	51,662
	Central Parent, Inc. / CDK Global, Inc.
100,000	7.250%, 06/15/2029(b)	98,367
	NCR Corp.
100,000	6.125%, 09/01/2029(b)	98,727
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(b)	83,373
	Twilio, Inc.
100,000	3.875%, 03/15/2031	84,947
	VC3, Inc.
651,158	3.500%, 10/15/2041	601,475

		1,388,960

Utilities: 0.8%
	Edison International
445,000	Series A 5.375%, 03/15/2026(a)(d) 5 year CMT + 4.698%	394,663
	Terraform Global Operating L.P.
225,000	6.125%, 03/01/2026(b)	214,636

		609,299

TOTAL CORPORATE BONDS (Cost $25,000,267)		21,511,168
GOVERNMENT SECURITIES & AGENCY ISSUE: 16.3%
	United States Treasury Note
3,500,000	0.125%, 12/15/2023	3,390,194
	United States Treasury Note
400,000	0.250%, 06/15/2023	396,435
1,500,000	0.125%, 09/15/2023	1,469,505
2,800,000	0.250%, 03/15/2024(j)	2,686,156
2,500,000	0.250%, 06/15/2024(j)	2,377,637
2,000,000	0.375%, 09/15/2024	1,889,492
1,000,000	1.000%, 12/15/2024	947,519

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE
(Cost $13,361,605)		13,156,938

MORTGAGE-BACKED SECURITIES: 6.1%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 7.361%, 12/18/2037(b)(c) 1 mo. USD LIBOR + 2.600%	239,080
	Alternative Loan Trust
116,599	Series 2007-OA4-A1 5.185%, 05/25/2047(c) 1 mo. USD LIBOR + 0.340%	97,154

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$117,716	Series 2007-OA7-A1A 5.205%, 05/25/2047(c) 1 mo. USD LIBOR + 0.360%	$97,686
	BPR Trust
230,000	Series 2022-OANA-C 7.524%, 04/15/2037(b)(c) TSFR1M + 2.697%	215,319
	BX Commercial Mortgage Trust
212,500	Series 2019-XL-F 6.942%, 10/15/2036(b)(c) TSFR1M + 2.114%	205,582
212,500	Series 2019-XL-G 7.242%, 10/15/2036(b)(c) TSFR1M + 2.414%	204,815
	BXMT Ltd.
250,000	Series 2020-FL2-D 6.808%, 02/15/2038(b)(c) TSFR1M + 2.064%	219,393
100,000	Series 2020-FL3-D 7.473%, 11/15/2037(b)(c) SOFR 30-day + 2.914%	88,727
	CD Mortgage Trust
817,838	Series 2017-CD4-XA 1.226%, 05/10/2050(d)(k)	31,362
	CFMT LLC
100,000	Series 2022-HB9 M1 3.250%, 09/25/2037(b)(d)	85,335
	Citigroup Mortgage Loan Trust
95,686	Series 2022-A-A1 6.170%, 09/25/2062(b)(e)	95,310
	Credit Suisse Mortgage-Backed Trust
570,000	Series 2018-SITE-E 4.782%, 04/15/2036(b)(d)	521,848
	Credit Suisse Mortgage-Backed Trust
480,000	Series 2018-SITE-C 4.782%, 04/15/2036(b)(d)	455,031
62,390	Series 2020-RPL5-A1 3.023%, 08/25/2060(b)(d)	60,630
	Finance of America HECM Buyout
100,000	Series 2022-HB2-M2 6.000%, 08/01/2032(b)(d)	92,720
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,742,427	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(d)(k)	181,109
4,310,668	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(d)(k)	225,306
	GCAT Trust
97,166	Series 2022-NQM5-A3 5.710%, 08/25/2067(b)(e)	94,387
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 7.184%, 12/15/2036(b)(c) 1 mo. USD LIBOR + 2.500%	236,549
250,000	Series 2020-UPTN-E 3.246%, 02/10/2037(b)(d)	213,932
	HarborView Mortgage Loan Trust
200,939	Series 2006-12-2A2A 5.141%, 01/19/2038(c) 1 mo. USD LIBOR + 0.380%	174,229

Principal Amount^		Value
	JP Morgan Chase Commercial Mortgage Securities Trust
$1,670,202	Series 2016-JP2-XA 1.767%, 08/15/2049(d)(k)	$74,384
	JPMDB Commercial Mortgage Securities Trust
186,891	Series 2017-C5-XA 0.887%, 03/15/2050(d)(k)	4,752
	LSTAR Securities Investment Ltd.
390,316	Series 2023-1-A1 8.330%, 01/01/2028(b)(c) SOFR + 3.500%	390,218
	OBX Trust
95,149	Series 2022-NQM8-A3 6.100%, 09/25/2062(b)(e)	92,978
96,896	Series 2022-NQM9-A3 6.450%, 09/25/2062(b)(e)	95,362
	Preston Ridge Partners Mortgage LLC
80,339	Series 2021-5-A1 1.793%, 06/25/2026(b)(e)	75,671
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 5.205%, 06/25/2046(c) 1 mo. USD LIBOR + 0.360%	84,887
	Taubman Centers Commercial Mortgage Trust
230,000	Series 2022-DPM-C 8.604%, 05/15/2037(b)(c) TSFR1M + 3.777%	219,393
	Wells Fargo Commercial Mortgage Trust
906,825	Series 2016-BNK1-XA 1.716%, 08/15/2049(d)(k)	39,761

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,301,467)		4,912,910

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,813

TOTAL MUNICIPAL BOND (Cost $4,722)		4,813

SHORT-TERM INVESTMENTS: 8.3%
Shares
MONEY MARKET FUNDS: 5.6%
4,523,594	State Street Institutional Treasury Money Market Fund - Premier Class, 4.530%(l)	4,523,594

TOTAL MONEY MARKET FUNDS (Cost $4,523,594)		4,523,594

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
REPURCHASE AGREEMENTS: 2.6%
2,071,272	Fixed Income Clearing Corp. 1.440%, 3/31/2023, due 04/03/2023 [collateral: par value $2,207,700, U.S. Treasury Notes, 1.000% - 1.750%, due 12/15/2024 - 12/31/2024 value $2,113,080] (proceeds $2,071,521)	$2,071,272

TOTAL REPURCHASE AGREEMENTS (Cost $2,071,272)		2,071,272

TREASURY BILLS: 0.1%
	United States Treasury Bill
75,000	4.536%, 06/08/2023(g)(j)(m)	74,374

TOTAL TREASURY BILLS (Cost $74,348)		74,374

TOTAL SHORT-TERM INVESTMENTS (Cost $6,669,214)		6,669,240

TOTAL PURCHASED OPTIONS (Cost $28,468): 0.0%		14,161

TOTAL INVESTMENTS (Cost: $87,259,297): 99.0%		80,045,419

Other Assets in Excess of Liabilities: 1.0%		804,734

NET ASSETS: 100.0%		$80,850,153

Percentages are stated as a percent of net assets.

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Floating Interest Rate at March 31, 2023.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2023.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2023.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Security is currently in default and/or non-income producing.
(i)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(j)	Securities with an aggregate fair value of $4,377,323 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.
(k)	Interest Only security. Security with a notional or nominal principal amount.
(l)	The rate disclosed is the 7 day net yield as of March 31, 2023.
(m)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

UNFUNDED LOAN COMMITMENTS — At March 31, 2023, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Higginbotham Insurance Agency, Inc., 1.000%, 11/25/2026(i)	$16,776	$16,574	$(202)
NFM & J, L.P., 1.000%, 11/30/2027	6,149	6,015	(134)
Avalara, Inc, 0.500%, 10/19/2028	13,636	12,049	(1,587)
AthenaHealth, Inc., 3.500%, 02/15/2029	46,196	43,366	(2,830)

TOTAL		$78,004	$(4,753)

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$87,071,992

Gross unrealized appreciation	359,506
Gross unrealized depreciation	(7,453,651)

Net unrealized depreciation	$(7,094,145)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at March 31, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Ten Year Two Year SOFR Constant Maturity Swaption	Bank of America N.A.	$0.20	12/19/2023	600,000	$600,000	$1,171	$2,468	$(1,297)
Ten Year Two Year SOFR Constant Maturity Swaption	Bank of America N.A.	0.10	6/20/2024	600,000	600,000	1,404	2,820	(1,416)
Ten Year Two Year SOFR Constant Maturity Swaption	Barclays Bank Plc	0.20	12/19/2023	1,200,000	1,200,000	2,341	4,920	(2,579)
Ten Year Two Year SOFR Constant Maturity Swaption	Barclays Bank Plc	0.10	6/20/2024	1,200,000	1,200,000	2,808	5,388	(2,580)
Ten Year Two Year SOFR Constant Maturity Swaption	Goldman Sachs & Co.	0.20	12/19/2023	1,300,000	1,300,000	2,537	5,281	(2,744)
Ten Year Two Year SOFR Constant Maturity Swaption	Goldman Sachs & Co.	0.10	6/20/2024	1,300,000	1,300,000	3,042	5,931	(2,889)
Ten Year Two Year SOFR Constant Maturity Swaption	Morgan Stanley & Co.	0.20	12/19/2023	1,200,000	200,000	390	770	(380)
Ten Year Two Year SOFR Constant Maturity Swaption	Morgan Stanley & Co.	0.10	6/20/2024	1,200,000	200,000	468	890	(422)
Total Purchased Options						$14,161	$28,468	$(14,307)

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2023 (Unaudited)

At March 31, 2023, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2023	Fund Delivering	U.S. $ Value at March 31, 2023	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank Plc	4/17/2023	USD	$88,201	EUR	$89,210	$—	$(1,009)
	4/17/2023	USD	104,810	GBP	106,389	—	(1,579)
JPMorgan Chase Bank N.A.	4/17/2023	CAD	43,624	USD	43,199	425	—
Morgan Stanley & Co.	4/17/2023	USD	138,205	CAD	139,744	—	(1,539)

			$374,840		$378,542	$425	$(4,127)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2023 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
U.S. Treasury 5-Year Note Futures	19	2,041,062	$2,080,649	6/30/2023	$39,587
U.S. Treasury 10-Year Note Futures	13	1,453,393	1,493,984	6/21/2023	40,591

Total Long					$80,178

Total Futures Contracts					$80,178

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2023 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 2,400,000	7/18/2027	1 Day SOFR + 0.000%	2.781%	Annually	$(64,629)	$161	$(64,790)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Depreciation
Buy Protection
CDX North America High Yield Index Series 40 5.000%, 06/20/2028	6/20/2028	(5.000%)	4.634%	$	(300,000)	Quarterly	$(4,470)	$1,976	$(6,446)
ITRAXX.EUR.38.V1 1.000%, 12/20/2027	12/20/2027	(1.000%)	3.814%	EUR	(1,350,000)	Quarterly	(13,720)	(10,181)	(3,539)

Total Buy Protection							$(18,190)	$(8,205)	$(9,985)

Total							$(18,190)	$(8,205)	$(9,985)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 40 and ITRAXX Series 38.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$1,685.00	4/6/2023	(1)	$(180,248)	$(80)	$(3,839)	$3,759
Russell 2000 Index	UBS Securities LLC	1,720.00	4/14/2023	(3)	(540,744)	(2,922)	(13,077)	10,155
Russell 2000 Index	UBS Securities LLC	1,675.00	4/21/2023	(2)	(360,496)	(1,346)	(6,218)	4,872
Russell 2000 Index	UBS Securities LLC	1,710.00	4/21/2023	(1)	(180,248)	(1,030)	(4,619)	3,589
Russell 2000 Index	UBS Securities LLC	1,670.00	4/28/2023	(1)	(180,248)	(1,090)	(3,469)	2,379
Russell 2000 Index	UBS Securities LLC	1,720.00	4/28/2023	(1)	(180,248)	(1,764)	(2,919)	1,155
Russell 2000 Index	UBS Securities LLC	1,750.00	4/28/2023	(1)	(180,248)	(2,461)	(2,599)	138
Russell 2000 Index	UBS Securities LLC	1,745.00	5/5/2023	(3)	(540,744)	(9,327)	(9,027)	(300)
S&P 500 Index	UBS Securities LLC	3,860.00	4/6/2023	(1)	(410,931)	(46)	(4,749)	4,703
S&P 500 Index	UBS Securities LLC	3,930.00	4/6/2023	(2)	(821,862)	(230)	(8,778)	8,548
S&P 500 Index	UBS Securities LLC	3,960.00	4/6/2023	(2)	(821,862)	(420)	(8,618)	8,198
S&P 500 Index	UBS Securities LLC	3,770.00	4/14/2023	(1)	(410,931)	(340)	(7,419)	7,079
S&P 500 Index	UBS Securities LLC	3,780.00	4/14/2023	(1)	(410,931)	(362)	(6,779)	6,417
S&P 500 Index	UBS Securities LLC	3,800.00	4/14/2023	(1)	(410,931)	(340)	(6,449)	6,109
S&P 500 Index	UBS Securities LLC	3,805.00	4/14/2023	(1)	(410,931)	(390)	(6,039)	5,649
S&P 500 Index	UBS Securities LLC	3,850.00	4/14/2023	(1)	(410,931)	(500)	(5,449)	4,949
S&P 500 Index	UBS Securities LLC	3,885.00	4/14/2023	(1)	(410,931)	(760)	(4,569)	3,809
S&P 500 Index	UBS Securities LLC	3,980.00	4/14/2023	(2)	(821,862)	(3,194)	(3,898)	704
S&P 500 Index	UBS Securities LLC	3,845.00	4/21/2023	(7)	(2,876,517)	(6,720)	(33,592)	26,872
S&P 500 Index	UBS Securities LLC	3,910.00	4/21/2023	(1)	(410,931)	(1,412)	(3,369)	1,957
S&P 500 Index	UBS Securities LLC	3,910.00	4/28/2023	(2)	(821,862)	(4,420)	(8,698)	4,278
S&P 500 Index	UBS Securities LLC	3,930.00	4/28/2023	(4)	(1,643,724)	(9,852)	(16,316)	6,464
S&P 500 Index	UBS Securities LLC	3,980.00	4/28/2023	(2)	(821,862)	(6,440)	(7,318)	878
S&P 500 Index	UBS Securities LLC	3,980.00	5/5/2023	(2)	(821,862)	(9,074)	(9,498)	424

Total Written Options						$(64,520)	$(187,305)	$122,785

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 93.8%
Basic Materials: 3.7%
	Olin Corp.
$2,296,000	5.625%, 08/01/2029	$2,214,423
	Steel Dynamics, Inc.
918,000	2.400%, 06/15/2025	866,098
679,000	5.000%, 12/15/2026	678,883
552,000	1.650%, 10/15/2027	474,219

		4,233,623

Communications: 13.3%
	AT&T, Inc.
2,813,000	4.100%, 02/15/2028	2,745,004
	Discovery Communications LLC
2,461,000	3.950%, 03/20/2028	2,303,591
462,000	3.625%, 05/15/2030	409,729
	Expedia Group, Inc.
400,000	4.625%, 08/01/2027	392,047
2,545,000	3.800%, 02/15/2028	2,404,612
	Motorola Solutions, Inc.
2,011,000	4.600%, 02/23/2028	1,984,121
368,000	4.600%, 05/23/2029	357,593
	TEGNA, Inc.
2,097,000	4.625%, 03/15/2028	1,847,981
	Verizon Communications, Inc.
228,000	4.125%, 03/16/2027	225,967
2,583,000	4.329%, 09/21/2028	2,552,666

		15,223,311

Consumer, Cyclical: 8.3%
	Bath & Body Works, Inc.
1,145,000	7.500%, 06/15/2029	1,169,729
	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC
2,161,000	5.125%, 04/15/2029(a)	1,930,193
	Boyd Gaming Corp.
602,000	4.750%, 12/01/2027	579,425
	Newell Brands, Inc.
308,000	6.375%, 09/15/2027	311,277
2,250,000	6.625%, 09/15/2029	2,271,825
	QVC, Inc.
281,000	4.450%, 02/15/2025	166,369
2,444,000	4.750%, 02/15/2027	1,029,718
	Tempur Sealy International, Inc.
2,364,000	4.000%, 04/15/2029(a)	2,083,015

		9,541,551

Consumer, Non-cyclical: 28.2%
	Altria Group, Inc.
1,823,000	4.400%, 02/14/2026	1,811,662
224,000	4.800%, 02/14/2029	222,124
	BAT Capital Corp.
874,000	2.259%, 03/25/2028	746,661
	Block Financial LLC
2,672,000	2.500%, 07/15/2028	2,292,598
	Conagra Brands, Inc.
1,333,000	4.300%, 05/01/2024	1,319,675
654,000	4.600%, 11/01/2025	645,122
275,000	4.850%, 11/01/2028	273,714
	DaVita, Inc.
2,960,000	4.625%, 06/01/2030(a)	2,529,320
	Encompass Health Corp.
2,166,000	4.500%, 02/01/2028	2,019,811

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Global Payments, Inc.
$970,000	2.650%, 02/15/2025	$920,814
1,283,000	4.800%, 04/01/2026	1,258,012
	HCA, Inc.
775,000	5.375%, 09/01/2026	777,417
1,964,000	5.625%, 09/01/2028	1,986,957
	Kraft Heinz Foods Co.
939,000	3.000%, 06/01/2026	896,463
	Molson Coors Beverage Co.
2,508,000	3.000%, 07/15/2026	2,369,049
	Reynolds American, Inc.
2,042,000	4.450%, 06/12/2025	2,005,023
	Service Corp. International
1,499,000	4.625%, 12/15/2027	1,431,185
1,104,000	5.125%, 06/01/2029	1,067,775
	Tenet Healthcare Corp.
2,271,000	6.125%, 10/01/2028	2,172,382
	United Rentals North America, Inc.
1,993,000	4.875%, 01/15/2028	1,907,899
	Verisk Analytics, Inc.
1,376,000	4.000%, 06/15/2025	1,343,525
	Zimmer Biomet Holdings, Inc.
1,447,000	3.550%, 04/01/2025	1,403,131
1,026,000	3.050%, 01/15/2026	976,013

		32,376,332

Financial: 6.8%
	American Tower Corp.
799,000	4.000%, 06/01/2025	779,935
1,390,000	3.375%, 10/15/2026	1,316,161
754,000	3.600%, 01/15/2028	707,295
	SBA Communications Corp.
605,000	3.875%, 02/15/2027	568,842
1,925,000	3.125%, 02/01/2029	1,659,181
	Trinity Acquisition Plc
445,000	4.400%, 03/15/2026	436,734
	Willis North America, Inc.
230,000	3.600%, 05/15/2024	226,662
947,000	4.650%, 06/15/2027	931,869
1,217,000	4.500%, 09/15/2028	1,176,700

		7,803,379

Industrial: 17.5%
	Allegion US Holding Co., Inc.
957,000	3.200%, 10/01/2024	929,121
1,515,000	3.550%, 10/01/2027	1,415,085
	Berry Global, Inc.
2,870,000	4.875%, 07/15/2026(a)	2,800,288
	Carlisle Cos., Inc.
336,000	3.500%, 12/01/2024	328,503
1,839,000	3.750%, 12/01/2027	1,749,161
344,000	2.750%, 03/01/2030	293,390
	Carrier Global Corp.
303,000	2.242%, 02/15/2025	289,130
517,000	2.493%, 02/15/2027	479,206
	Flex Ltd.
643,000	6.000%, 01/15/2028	658,745
2,142,000	4.875%, 05/12/2030	2,084,491
	Fortune Brands Home & Security, Inc.
1,499,000	4.000%, 06/15/2025	1,467,712
	TransDigm, Inc.
2,522,000	5.500%, 11/15/2027	2,380,764
	Trimble, Inc.
2,407,000	4.900%, 06/15/2028	2,391,975

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Westinghouse Air Brake Technologies Corp.
$974,000	4.400%, 03/15/2024	$961,516
1,838,000	4.950%, 09/15/2028	1,802,429

		20,031,516

Technology: 16.0%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,832,000	3.875%, 01/15/2027	1,770,845
	Broadcom, Inc.
363,000	3.459%, 09/15/2026	346,845
473,000	4.150%, 11/15/2030	438,595
	CA, Inc.
231,000	4.700%, 03/15/2027	217,529
	CDW LLC / CDW Finance Corp.
564,000	4.125%, 05/01/2025	547,591
2,182,000	4.250%, 04/01/2028	2,032,251
228,000	3.250%, 02/15/2029	200,802
	HP, Inc.
1,348,000	3.000%, 06/17/2027	1,255,477
502,000	4.000%, 04/15/2029	476,950
579,000	4.200%, 04/15/2032	521,612
	Microchip Technology, Inc.
2,823,000	4.250%, 09/01/2025	2,775,420
	Oracle Corp.
2,498,000	2.300%, 03/25/2028	2,232,242
616,000	2.950%, 04/01/2030	543,677
	Qorvo, Inc.
2,410,000	4.375%, 10/15/2029	2,222,863
	Western Digital Corp.
2,935,000	4.750%, 02/15/2026	2,833,200

		18,415,899

TOTAL CORPORATE BONDS (Cost $113,885,944)		107,625,611

TOTAL INVESTMENTS (Cost: $113,885,944): 93.8%		107,625,611

Other Assets in Excess of Liabilities: 6.2%		7,107,755

NET ASSETS: 100.0%		$114,733,366

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$113,885,944

Gross unrealized appreciation	534,009
Gross unrealized depreciation	(6,794,342)

Net unrealized depreciation	$(6,260,333)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 84.5%
TREASURY BILLS: 84.5%
	United States Treasury Bill
$645,768,000	4.859%, 09/07/2023(a)(b)	$632,647,718

TOTAL TREASURY BILLS (Cost $631,822,126)		632,647,718

TOTAL SHORT-TERM INVESTMENTS (Cost $631,822,126)		632,647,718

TOTAL INVESTMENTS (Cost: $631,822,126): 84.5%		632,647,718

Other Assets in Excess of Liabilities: 15.5%		116,266,582

NET ASSETS: 100.0%		$748,914,300

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$631,822,126

Gross unrealized appreciation	6,837,927
Gross unrealized depreciation	(24,427,446)

Net unrealized depreciation	$(17,589,519)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2023 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Euro FX Currency Futures	584	77,836,122	$79,595,550	6/16/2023	$1,759,428
Gold 100 Oz Futures (b)	445	88,646,873	88,385,900	6/28/2023	(260,973)
MSCI EAFE Index Futures	1,587	162,104,368	166,357,275	6/16/2023	4,252,907

Total Long					$5,751,362

Futures Contracts - Short
3 Months SOFR Futures	(1,551)	(373,941,094)	$(374,993,025)	9/17/2024	$(1,051,931)
Japanese Yen Currency Futures	(1,194)	(113,552,892)	(113,765,812)	6/16/2023	(212,920)
MSCI Emerging Market Index	(1,205)	(57,879,516)	(59,978,875)	6/16/2023	(2,099,359)
S&P 500 E-Mini Index Futures	(241)	(48,268,428)	(49,859,888)	6/16/2023	(1,591,460)
U.S. Treasury 10-Year Note Futures	(1,079)	(120,115,304)	(124,000,703)	6/21/2023	(3,885,399)
U.S. Treasury 10-Year Ultra Note Futures	(1,018)	(118,934,740)	(123,321,156)	6/21/2023	(4,386,416)
U.S. Treasury 2-Year Note Futures	(1,810)	(369,478,160)	(373,680,158)	6/30/2023	(4,201,998)
U.S. Treasury Long Bond Futures	(1,007)	(129,547,268)	(132,074,344)	6/21/2023	(2,527,076)
U.S. Treasury Ultra-Long Bond Futures	(924)	(128,379,848)	(130,399,500)	6/21/2023	(2,019,652)
WTI Crude Futures (b)	(357)	(24,870,338)	(27,060,600)	6/22/2023	(2,190,262)

Total Short					$(24,166,473)

Total Futures Contracts					$(18,415,111)

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at March 31, 2023.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

	Principal Amount^	Value
	SHORT-TERM INVESTMENTS: 82.8%
TREASURY BILLS: 82.8%
	United States Treasury Bill
$23,521,000	4.857%, 09/07/2023(a)(b)	$23,043,116

	TOTAL TREASURY BILLS (Cost $23,013,235)	23,043,116

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,013,235)	23,043,116

	TOTAL INVESTMENTS (Cost: $23,013,235): 82.8%	23,043,116

	Other Assets in Excess of Liabilities: 17.2%	4,777,003

	NET ASSETS: 100.0%	$27,820,119

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$23,013,235

Gross unrealized appreciation	293,939
Gross unrealized depreciation	(153,304)

Net unrealized appreciation	$140,635

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2023 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
MSCI EAFE Index Futures	25	2,549,748	$2,620,625	6/16/2023	$70,877
MSCI Emerging Market Index	56	2,686,127	2,787,400	6/16/2023	101,273
Nasdaq 100 E-mini Futures	4	975,331	1,064,140	6/16/2023	88,809
Russell 2000 E-mini Futures	19	1,749,610	1,722,825	6/16/2023	(26,785)
S&P Mid Cap 400 E-mini Futures	9	2,299,952	2,276,730	6/16/2023	(23,222)
U.S. Dollar Index Futures	3	313,592	306,558	6/16/2023	(7,034)

Total Long					$203,918

Futures Contracts - Short
3 Months SOFR Futures	(31)	(7,488,363)	$(7,495,025)	9/17/2024	$(6,662)
British Pound Currency Futures	(1)	(74,135)	(77,219)	6/16/2023	(3,084)
Canadian Dollar Currency Futures	(1)	(72,947)	(73,990)	6/20/2023	(1,043)
Euro FX Currency Futures	(2)	(265,382)	(272,587)	6/16/2023	(7,205)
Japanese Yen Currency Futures	(1)	(92,669)	(95,281)	6/16/2023	(2,612)
U.S. Treasury 2-Year Note Futures	(36)	(7,356,655)	(7,432,312)	6/30/2023	(75,657)
U.S. Treasury Long Bond Futures	(2)	(262,995)	(262,313)	6/21/2023	682
U.S. Treasury Ultra-Long Bond Futures	(2)	(284,667)	(282,250)	6/21/2023	2,417

Total Short					$(93,164)

Total Futures Contracts					$110,754

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at March 31, 2023.

iMGP RBA Responsible Global Allocation ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2023 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: 99.1%
7,141	iShares ESG Advanced MSCI EAFE ETF	$425,532
68,754	iShares ESG Aware US Aggregate Bond ETF	3,304,317
18,773	iShares MSCI Global Sustainable Development Goals	1,486,634
10,512	iShares Trust iShares ESG Aware MSCI EAFE ETF	755,182
40,700	Nuveen ESG Large-Cap Value ETF	1,386,649
6,097	Vanguard ESG International Stock ETF	319,239
16,761	WisdomTree US ESG Fund	722,525

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,665,694)		8,400,078

TOTAL INVESTMENTS (Cost: $8,665,694): 99.1%		8,400,078

Other Assets in Excess of Liabilities: 0.9%		76,591

NET ASSETS: 100.0%		$8,476,669

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost of investments	$8,665,694

Gross unrealized appreciation	24,254
Gross unrealized depreciation	(289,870)

Net unrealized depreciation	$(265,616)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Funds Trust

NOTES TO THE SCHEDULE OF INVESTMENTS March 31, 2023 (Unaudited)

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Reference Rate Reform. In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions which are affected by reference rate reform if certain criteria are met. Such provisions are elective and apply to all entities as of March 12, 2020 through December 31, 2022, subject to meeting certain criteria, that have transactions that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate that are discontinued because of reference rate reform. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements. In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate may no longer be published after 2021. The elimination of LIBOR, among other “inter-bank offered” reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It’s possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted, and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Management expects that the LIBOR transition will not have a material impact on the Funds’ financial statements.

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Effective September 8, 2022, the Funds are required to comply with new SEC regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Adviser as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Adviser, subject to the Board’s oversight. Management expects that the implementation of this rule will not have a material impact on the Funds’ financial statements.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 18.1% of its total net assets invested in the Subsidiary as of March 31, 2023.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary. The Alternative Strategies Fund may invest a portion of its assets from the enhanced trend strategy in the Alternative Strategy Subsidiary (the “Alternative Subsidiary”), which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Alternative Strategies Fund and is advised by the Manager that manages the enhanced trend strategy. The financial statements of the Alternatives Strategies Fund include the operations of the Alternative Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Alternative Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Alternatives Strategies Fund had 0.5% of its total net assets invested in the Alternative Subsidiary as of March 31, 2023.

The Alternative Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Alternative Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Alternative Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2023, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the Alternative Strategies Fund, the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the U.S. Securities and Exchange Commission (“SEC”) and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Alternative Strategies Fund, the High Income Alternatives Fund, and the DBi Hedge Strategy ETF invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended March 31, 2023, the Alternative Strategies Fund and the High Income Alternatives Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2023, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. During the period ended March 31, 2023, the Alternative Strategies Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2023, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2023. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$115,709,485	$—	$—	$115,709,485
Preferred Stock	2,397,833	—	—	2,397,833

Total Equity	118,107,318	—	—	118,107,318

Short-Term Investments
Repurchase Agreements	—	5,245,929	—	5,245,929

Total Investments in Securities	$118,107,318	$5,245,929	$—	$123,353,247

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$3,245,064	$—	$—	$3,245,064
Australia	2,906,465	—	—	2,906,465
Canada	7,479,179	—	—	7,479,179
China	3,478,638	—	—	3,478,638
Denmark	8,594,333	—	—	8,594,333
Finland	6,263,390	—	—	6,263,390
France	22,946,366	—	—	22,946,366
Germany	55,885,548	—	—	55,885,548
Ireland	20,621,251	—	—	20,621,251
Israel	8,558,205	—	—	8,558,205
Japan	3,399,762	—	—	3,399,762
Netherlands	12,767,479	—	—	12,767,479
Portugal	5,813,184	—	—	5,813,184
South Korea	4,110,096	—	—	4,110,096
Spain	6,323,403	—	—	6,323,403
Sweden	7,853,433	—	—	7,853,433
Switzerland	3,293,550	—	—	3,293,550

United Kingdom	25,451,098	—	—	25,451,098
United States	11,078,883	—	—	11,078,883

Total Equity	220,069,327	—	—	220,069,327

Short-Term Investments
Repurchase Agreements	—	5,664,067	—	5,664,067

Total Short-Term Investments	—	5,664,067	—	5,664,067

Total Investments in Securities	$220,069,327	$5,664,067	$—	$225,733,394

Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$1,779,419	$—	$—	$1,779,419
China	2,822,269	—	—	2,822,269
France	1,765,470	—	—	1,765,470
Germany	7,630,651	—	—	7,630,651
Italy	1,540,481	—	—	1,540,481
Japan	3,493,065	—	—	3,493,065
Netherlands	1,721,581	—	—	1,721,581
South Korea	3,622,143	—	—	3,622,143
Sweden	1,166,136	—	—	1,166,136
United Kingdom	7,384,796	—	—	7,384,796
Preferred Stock
Germany	1,765,152	—	—	1,765,152

Total Equity	34,691,163	—	—	34,691,163

Total Investments in Securities	$34,691,163	$—	$—	$34,691,163

SBH Focused Small Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$46,653,045	$—	$—	$46,653,045

Total Equity	46,653,045	—	—	46,653,045

Total Investments in Securities	$46,653,045	$—	$—	$46,653,045

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$207,807,921	$—	$1,592,991	**	$209,400,912
Preferred Stocks	252,128	646,786	218,465	**	1,117,379
Limited Partnerships	6,150,947	—	717,616	**	6,868,563

Total Equity	214,210,996	646,786	2,529,072	**	217,386,854

Rights/Warrants	83,691	537	—		84,228
Fixed Income
Asset-Backed Securities	—	95,433,126	—		95,433,126
Bank Loans	—	14,452,668	—		14,452,668
Convertible Bonds	—	12,960,601	—		12,960,601
Corporate Bonds	—	186,912,331	—		186,912,331
Government Securities & Agency Issue	—	39,464,140	—		39,464,140
Mortgage-Backed Securities	—	143,400,130	379,947	(1)	143,780,077

Total Fixed Income	—	492,622,996	379,947	**	493,002,943

Short-Term Investments
Repurchase Agreements	—	61,515,117	—		61,515,117
Treasury Bills	—	161,845,524	—		161,845,524

Total Short-Term Investments	—	223,360,641	—		223,360,641

Purchased Options	38,687	—	—		38,687

Total Investments in Securities in Assets	$214,333,374	$716,630,960	$2,909,019	**	$933,873,353

Short Sales
Common Stocks	(7,030,102)	—	—		(7,030,102)

Total Short Sales	(7,030,102)	—	—		(7,030,102)

Total Investments in Securities in Liabilities	$(7,030,102)	$—	$—		$(7,030,102)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(362,366)	$—	$—		$(362,366)
Futures	(2,383,724)	—	—		(2,383,724)
Swaps - Credit Default	—	(379,571)	—		(379,571)
Swaps - Total Return	—	(1,353,213)	—		(1,353,213)
Written Options	(28,098)	—	—		(28,098)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$365	$—		$365
Preferred Stocks	1,489,407	—	—		1,489,407

Total Equity	1,489,407	365	—		1,489,772

Fixed Income
Asset-Backed Securities	—	15,526,891	146,139		15,673,030
Bank Loans	—	15,965,406	608,281		16,573,687
Convertible Bonds	—	39,700	—		39,700
Corporate Bonds	—	20,795,063	716,105	**	21,511,168
Government Securities & Agency Issue	—	13,156,938	—		13,156,938
Mortgage-Backed Securities	—	4,912,910	—		4,912,910
Municipal Bond	—	4,813	—		4,813

Total Fixed Income	—	70,401,721	1,470,525	**	71,872,246

Short-Term Investments
Money Market Funds	4,523,594	—	—		4,523,594
Repurchase Agreements	—	2,071,272	—		2,071,272
Treasury Bills	—	74,374	—		74,374

Total Short-Term Investments	4,523,594	2,145,646	—		6,669,240

Purchased Options	14,161	—	—		14,161

Total Investments in Securities	$6,027,162	$72,547,732	$1,470,525	**	$80,045,419

Unfunded Loan Commitments	$—	$(4,551)	$(202)		$(4,753)
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(3,702)	$—	$—		$(3,702)
Futures	80,178	—	—		80,178
Swaps - Interest Rate	—	(64,790)	—		(64,790)
Swaps - Credit Default	—	(9,985)	—		(9,985)
Written Options	(64,520)	—	—		(64,520)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Alternatives Fund.

There was $1,325,071 transferred from Level 2 to Level 3 in High Income Alternatives Fund. Securities were transferred from Level 2 to Level 3 due to inability to obtain consistent pricing from our approved vendors.

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$107,625,611	$—	$107,625,611

Total Fixed Income	—	107,625,611	—	107,625,611

Total Investments in Securities	$—	$107,625,611	$—	$107,625,611

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Treasury Bills	$—	$632,647,718	$—	$632,647,718

Total Investments in Securities	$—	$632,647,718	$—	$632,647,718

Other Financial Instruments*
Futures	$(18,415,111)	$—	$—	$(18,415,111)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

DBi Hedge Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Treasury Bills	$—	$23,043,116	$—	$23,043,116

Total Investments in Securities	$—	$23,043,116	$—	$23,043,116

Other Financial Instruments*
Futures	$110,754	$—	$—	$110,754

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

RBA Responsible Global Allocation ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Exchange-Traded Funds	$8,400,078	$—	$—	$8,400,078

Total Equity	8,400,078	—	—	8,400,078

Total Investments in Securities	$8,400,078	$—	$—	$8,400,078

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), and the Alternative Strategies Fund, through its investment in a wholly-owned subsidiary (the “Alternative Subsidiary” which are each organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

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Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

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Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Alternative Strategies Fund, the High Income Alternatives Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

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Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the International Fund and Oldfield International Value Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

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Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Hedge Strategy Risk. The DBi Hedge Strategy ETF uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use of complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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ETF Risk. The DBi Managed Futures Strategy ETF, the DBi Hedge Strategy ETF, and the RBA Responsible Global Allocation ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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European Investment Risk. Each of the International Fund and Oldfield International Value Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered into a transition period until December 31, 2020, during which the UK effectively remained in the EU from an economic perspective. The impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity and potentially lower economic growth on markets in the UK, Europe and globally, which could potentially have an adverse effect on the value of a Fund’s investments.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

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Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investment over 25% of Net assets. The RBA Responsible Global Allocation ETF invests greater than 25%of its assets in the iShares ESG Aware US Aggregate Bond ETF. The RBA Responsible Global Allocation ETF may redeem its investment at any time if the Advisor determines if it is in the best interest of the ETF and its shareholders to do so. The performance of the ETF will be directly affected by the performance of this investment. The financial statements of the investment, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ETF’s financial statements. At March 31, 2023, the RBA Responsible Global Allocation ETF invested 38.98% of its net assets in the iShares ESG Aware US Aggregate Bond ETF.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Long Short Risk. The DBi Hedge Strategy ETF seeks long exposure to certain factors and short exposure to certain other factors. The Fund may or may not take long or short positions in correlated asset classes. The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns. The sub-advisor’s proprietary, quantitative model, the Dynamic Beta Engine, may or may not identify long and short positions in correlated asset classes. There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Non-Diversified Fund Risk. Because each of the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF is “non-diversified,” each may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Sector Concentration Risk. The SBH Focused Small Value Fund concentrates its investments in a narrow segment of the total market. At March 31, 2023, the Fund has 33.3% of net assets invested in the Industrials sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary and the Alternative Subsidiary, the DBi Managed Futures Strategy ETF and the Alternative Strategies Fund, respectively, is indirectly exposed to the risks associated with the Subsidiary’s and the Alternative Subsidiary’s investments. The derivatives and other investments held by the Subsidiary and the Alternative Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by each Fund. The Subsidiary and the Alternative Subsidiary are each not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or the Subsidiary or the Alternative Subsidiary to continue to operate as each does currently and could adversely affect each Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s and the Alternative Strategies Fund’s income from the Subsidiary and the Alternative Subsidiary, respectively, may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.